                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-00945

                               Virtus Equity Trust
               (Exact name of registrant as specified in charter)

                                101 Munson Street
                            Greenfield, MA 01301-9668
               (Address of principal executive offices) (Zip code)

                               Kevin J. Carr, Esq.
    Vice President, Chief Legal Officer, Counsel and Secretary for Registrant
                                100 Pearl Street
                             Hartford, CT 06103-4506
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 243-1574

                        Date of fiscal year end: March 31

                  Date of reporting period: September 30, 2010

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.


ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

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                                                                                                                   SEMIANNUAL REPORT

                                                     (VIRTUS MUTUAL FUNDS LOGO)

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                                                     Virtus Growth & Income Fund

                                                      Virtus Mid-Cap Core Fund

                                                     Virtus Mid-Cap Growth Fund

                                                 Virtus Quality Large-Cap Value Fund

                                                    Virtus Quality Small-Cap Fund

                                                     Virtus Small-Cap Core Fund

                                              Virtus Small-Cap Sustainable Growth Fund

                                                    Virtus Strategic Growth Fund

                                                   Virtus Tactical Allocation Fund

                                *PROSPECTUS SUPPLEMENT APPEARS IN THE BACK OF THIS SEMIANNUAL REPORT.

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TRUST NAME:                                              September 30, 2010                                Eligible
VIRTUS EQUITY TRUST                                                                                    shareholders can
                                                                                                          sign up for
                                                                                                           eDelivery
                                                                                                              at
                                                                                                          Virtus.com
                                                                                                           (GRAPHIC)

NOT FDIC INSURED                                          NO BANK GUARANTEE                             MAY LOSE VALUE

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
                                                          TABLE OF CONTENTS

Message to Shareholders .....................................................................................................      1

Key Investment Terms and Footnote Legend ....................................................................................      2

Disclosure of Fund Expenses .................................................................................................      3

Portfolio Holdings Summary Weightings .......................................................................................      5



Schedules of Investments

    Virtus Growth & Income Fund ("Growth & Income Fund") ....................................................................      6

    Virtus Mid-Cap Core Fund ("Mid-Cap Core Fund") ..........................................................................      7

    Virtus Mid-Cap Growth Fund ("Mid-Cap Growth Fund") ......................................................................      8

    Virtus Quality Large-Cap Value Fund ("Quality Large-Cap Value Fund") ....................................................      9

    Virtus Quality Small-Cap Fund ("Quality Small-Cap Fund") ................................................................     10

    Virtus Small-Cap Core Fund ("Small-Cap Core Fund") ......................................................................     11

    Virtus Small-Cap Sustainable Growth Fund ("Small-Cap Sustainable Growth Fund") ..........................................     12

    Virtus Strategic Growth Fund ("Strategic Growth Fund") ..................................................................     13

    Virtus Tactical Allocation Fund ("Tactical Allocation Fund") ............................................................     14

Statements of Assets and Liabilities ........................................................................................     20

Statements of Operations ....................................................................................................     22

Statements of Changes in Net Assets .........................................................................................     24

Financial Highlights ........................................................................................................     28

Notes to Financial Statements ...............................................................................................     34

Results of Shareholder Meeting ..............................................................................................     47

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  PROXY VOTING PROCEDURES AND VOTING RECORD (FORM N-PX)

     The adviser and subadvisers vote proxies relating to portfolio securities in accordance with procedures that have been approved by the Trust's Board of Trustees. You may obtain a description of these procedures, along with information regarding how the
     Funds voted proxies during the most recent 12-month period ended June 30, 2010, free of charge, by calling toll-free
     1-800-243-1574. This information is also available through the Securities and Exchange Commission's website at
     http://www.sec.gov.

  FORM N-Q INFORMATION

     The Trust files a complete schedule of portfolio holdings for each Fund with the Securities and Exchange Commission (the "SEC")
     for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC's website at
     http://www.sec.gov. Form N-Q may be reviewed and copied at the SEC's Public Reference Room. Information on the operation of the
     SEC's Public Reference Room can be obtained by calling toll-free 1-800-SEC-0330.

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This report is not authorized for distribution to prospective investors in the funds of Virtus Equity Trust unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, each Fund's record and other pertinent information.
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
                                                       MESSAGE TO SHAREHOLDERS

Dear Fellow Shareholders of Virtus Mutual Funds:

In September 2010, the National Bureau of Economic Research concluded that the "Great Recession" had ended more than a year earlier.
Good news? Undoubtedly. The sign that all is right with the economy? Hardly.

A steady flow of unpleasant economic news has remained the reality for much of the past six months. Retail sales have been weak, consumer confidence has waned, the housing market was still depressed, and the unemployment rate continued to hover near 10 percent.
While the recession was technically over, the economy seemed to be stalled between tentative growth and a temptation to fall into the second half of a feared "double dip." This uncertainty was reflected in the broader financial markets, which were split -- three months of gains and three months of losses -- over the past half year.

Are there positive signs on the horizon? Perhaps. July 2010 was the best month for stocks in a year, and then September topped July with returns not seen in 71 years. The Federal Reserve demonstrated its concern about persistently high unemployment rates and the long-term impact of the recession by saying it was prepared to do whatever was necessary to prevent deflation or the double dip. At the start of the fourth quarter, the Fed was preparing another round of quantitative easing through large-scale purchases of
Treasuries and mortgage-backed securities, and the financial markets responded positively.

These factors are another reminder that during periods of market volatility, vigilance is the key for the investor, the financial advisor, and the professional money manager alike. We suggest you rely on the experience of your personal financial advisor, who can review your investment objectives and your portfolio and, when appropriate, recommend adjustments to fit your current financial needs and your tolerance for risk.

The wide range of equity and fixed income investments available from the Virtus Mutual Funds allows you to design a portfolio tailored to your individual needs. Information about your investments is always available on our website, www.virtus.com, and from our customer service staff at 1-800-243-1574. While there are no guarantees in the world of investing, I can assure you that we will continue do our very best to meet your expectations.

On behalf of the entire team at Virtus Investment Partners, I thank you for entrusting your financial assets to us.

Sincerely,


/s/ George R. Aylward

George R. Aylward
President, Virtus Mutual Funds

NOVEMBER 2010

WHENEVER YOU HAVE QUESTIONS ABOUT YOUR ACCOUNT OR REQUIRE ADDITIONAL INFORMATION, PLEASE VISIT US ON THE WEB AT WWW.VIRTUS.COM OR
CALL OUR SHAREOWNER SERVICE GROUP TOLL-FREE AT 1-800-243-1574.

PERFORMANCE DATA QUOTED REPRESENTS PAST RESULTS. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE
HIGHER OR LOWER THAN PERFORMANCE SHOWN ABOVE.


                                                                  1
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
                                              KEY INVESTMENT TERMS AND FOOTNOTE LEGEND




KEY INVESTMENT TERMS                                                REIT (REAL ESTATE INVESTMENT TRUST)
                                                                    A publicly traded company that owns, develops and operates
ADR (AMERICAN DEPOSITARY RECEIPT)                                   income-producing real estate such as apartments, office
Represents shares of foreign companies traded in U.S. dollars on    buildings, hotels, shopping centers and other commercial
U.S. exchanges that are held by a bank or a trust. Foreign          properties.
companies use ADRs in order to make it easier for Americans to
buy their shares.                                                   REMIC
                                                                    Real Estate Mortgage Investment Conduit
EXCHANGE-TRADED FUNDS (ETF)
Portfolios of stocks or bonds that track a specific market          SPDR(R)
index.                                                              S&P Depositary Receipt

FEDERAL RESERVE (THE "FED")                                         SPONSORED ADR (AMERICAN DEPOSITARY RECEIPT)
The central bank of the United States, responsible for              An ADR which is issued with the cooperation of the company whose
controlling the money supply, interest rates and credit with the    stock will underlie the ADR. These shares carry all the rights
goal of keeping the U.S. economy and currency stable. Governed      of the common share such as voting rights. ADRs must be
by a seven-member board, the system includes 12 regional Federal    sponsored to be able to trade on the NYSE.
Reserve Banks, 25 branches and all national and state banks that
are part of the system.                                             WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS
                                                                    Securities purchased on a when-issued or forward commitment
FHLMC                                                               basis are also known as delayed delivery transactions. Delayed
Federal Home Loan Mortgage Corporation ("Freddie Mac").             delivery transactions involve a commitment by a Fund to purchase or sell a security at a future date, ordinarily up to 90 days
FNMA                                                                later. When-issued or forward commitments enable a Fund to lock
Federal National Mortgage Association ("Fannie Mae").               in what is believed to be an attractive price or yield on a particular security for a period of time, regardless of future
ISHARES(R)                                                          changes in interest rates.
Represents shares of an open-end Exchange-Traded Fund.




FOOTNOTE LEGEND

(1)  Federal Income Tax Information: For tax information at September 30, 2010, see the Federal Income Tax Information Note 8 in the
     Notes to Financial Statements.

(2)  Non-income producing.

(3)  Variable or step coupon security; interest rate shown reflects the rate currently in effect.

(4)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2010, for the Tactical Allocation Fund,
     these securities amounted to a value of $8,061 or 4.3% of net assets.

(5)  All or a portion of security is on loan.

(6)  Represents security purchased with cash collateral received for securities on loan.








INDEXES ARE UNMANAGED AND NOT AVAILABLE FOR DIRECT INVESTMENT; THEREFORE, THEIR PERFORMANCE DOES NOT REFLECT THE EXPENSES ASSOCIATED
WITH ACTIVE MANAGEMENT OF AN ACTUAL PORTFOLIO.


                                                                  2
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                                                         VIRTUS EQUITY TRUST
                                               DISCLOSURE OF FUND EXPENSES (UNAUDITED)
                                   FOR THE SIX-MONTH PERIOD OF APRIL 1, 2010 TO SEPTEMBER 30, 2010


   We believe it is important for you to  understand  the impact    EXPENSE TABLE
of costs on your  investment.  All mutual  funds have  operating    ----------------------------------------------------------------
expenses.  As a shareholder of a Virtus Equity Trust Fund (each,                               Ending
a "Fund")  you may incur  two  types of costs:  (1)  transaction                               Account
costs,  including  sales  charges on purchases of Class A shares                Beginning       Value     Annualized   Expenses Paid
and  contingent  deferred  sales  charges on Class B and Class C              Account Value   September     Expense       During
shares;  and (2) ongoing costs,  including  investment  advisory              April 1, 2010    30, 2010      Ratio        Period*
fees; distribution and service fees; and other expenses. Class I    ----------------------------------------------------------------
shares  are  sold  without  a  sales  charge  and do  not  incur    GROWTH & INCOME FUND
distribution  and service fees.  These  examples are intended to    ----------------------------------------------------------------
help you understand your ongoing costs (in dollars) of investing    ACTUAL
in a Fund and to compare  these costs with the ongoing  costs of    Class A     $1,000.00     $  954.30       1.25%        $ 6.12
investing in other mutual funds.  These examples are based on an    Class B      1,000.00        951.50       2.00           9.78
investment of $1,000 invested at the beginning of the period and    Class C      1,000.00        951.20       2.00           9.78
held for the entire  six-month  period.  The  following  Expense    Class I      1,000.00        956.30       1.00           4.90
Table illustrates your Fund's costs in two ways.
                                                                    HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
                                                                    Class A      1,000.00      1,018.72       1.25           6.35
ACTUAL EXPENSES                                                     Class B      1,000.00      1,014.92       2.00          10.15
                                                                    Class C      1,000.00      1,014.92       2.00          10.15
   The  first  section  of  the   accompanying   table  provides    Class I      1,000.00      1,019.99       1.00           5.08
information about actual account values and actual expenses. You    ----------------------------------------------------------------
may use the  information  in this  section,  together  with  the    MID-CAP CORE FUND
amount you invested, to estimate the expenses that you paid over    ----------------------------------------------------------------
the  period.  Simply  divide your  account  value by $1,000 (for    ACTUAL
example,  an $8,600 account value divided by $1,000 = 8.6), then    Class A     $1,000.00     $  986.90       1.35%        $ 6.72
multiply  the result by the number given for your Fund under the    Class C      1,000.00        983.60       2.10          10.44
heading  "Expenses  Paid During Period" to estimate the expenses    Class I      1,000.00        988.70       1.10           5.48
you paid on your account during the period.
                                                                    HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
                                                                    Class A      1,000.00      1,018.22       1.35           6.85
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES                        Class C      1,000.00      1,014.41       2.10          10.66
                                                                    Class I      1,000.00      1,019.49       1.10           5.58
   The  second  section  of  the  accompanying   table  provides    ----------------------------------------------------------------
information about  hypothetical  account values and hypothetical    MID-CAP GROWTH FUND
expenses based on the Fund's actual expense ratio and an assumed    ----------------------------------------------------------------
rate of return of 5% per year before expenses, which is not your    ACTUAL
Fund's  actual  return.  The  hypothetical  account  values  and    Class A     $1,000.00     $  992.90       1.45%        $ 7.24
expenses may not be used to estimate the actual  ending  account    Class B      1,000.00        990.20       2.20          10.98
balance or expenses  you paid for the  period.  You may use this    Class C      1,000.00        990.20       2.20          10.98
information  to compare the ongoing  costs of  investing in your    Class I      1,000.00        995.00       1.20           6.00
Fund and other funds.  To do so,  compare these 5%  hypothetical
examples  with the 5%  hypothetical  examples that appear in the    HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
shareholder reports of the other funds.                             Class A      1,000.00      1,017.71       1.45           7.36
                                                                    Class B      1,000.00      1,013.90       2.20          11.17
   Please note that the expenses shown in the accompanying table    Class C      1,000.00      1,013.90       2.20          11.17
are  meant  to  highlight  your  ongoing  costs  only and do not    Class I      1,000.00      1,018.98       1.20           6.09
reflect  any  transactional  costs,  such as  sales  charges  or    ----------------------------------------------------------------
contingent deferred sales charges. Therefore, the second section    QUALITY LARGE-CAP VALUE FUND
of the accompanying  table is useful in comparing  ongoing costs    ----------------------------------------------------------------
only,  and will not help you determine the relative  total costs    ACTUAL
of owning different funds. In addition,  if those  transactional    Class A     $1,000.00     $  979.50       1.35%        $ 6.70
costs were  included,  your costs  would have been  higher.  The    Class C      1,000.00        976.60       2.10          10.41
calculations  assume no shares  were  bought or sold  during the    Class I      1,000.00        981.80       1.10           5.46
period.  Your  actual  costs  may have  been  higher  or  lower,
depending on the amount of your investment and the timing of any    HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
purchases or redemptions.                                           Class A      1,000.00      1,018.22       1.35           6.85
                                                                    Class C      1,000.00      1,014.41       2.10          10.66
                                                                    Class I      1,000.00      1,019.49       1.10           5.58
                                                                    ----------------------------------------------------------------
                                                                    QUALITY SMALL-CAP FUND+
                                                                    ----------------------------------------------------------------
                                                                    ACTUAL
                                                                    Class A     $1,000.00     $1,020.90       1.60%        $ 8.11
                                                                    Class C      1,000.00      1,017.10       2.31          11.68
                                                                    Class I      1,000.00      1,022.10       1.37           6.94

                                                                    HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
                                                                    Class A      1,000.00      1,016.95       1.60           8.12
                                                                    Class C      1,000.00      1,013.34       2.31          11.73
                                                                    Class I      1,000.00      1,018.12       1.37           6.95
                                                                    ----------------------------------------------------------------

                                                                  3
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                                                         VIRTUS EQUITY TRUST
                                         DISCLOSURE OF FUND EXPENSES (UNAUDITED) (CONTINUED)
                                   FOR THE SIX-MONTH PERIOD OF APRIL 1, 2010 TO SEPTEMBER 30, 2010

EXPENSE TABLE                                                      EXPENSE TABLE
-----------------------------------------------------------------  -----------------------------------------------------------------
          Beginning        Ending        Annualized Expenses Paid            Beginning        Ending        Annualized Expenses Paid
        Account Value   Account Value     Expense       During             Account Value   Account Value     Expense       During
        April 1, 2010 September 30, 2010   Ratio       Period*             April 1, 2010 September 30, 2010   Ratio       Period*
-----------------------------------------------------------------  -----------------------------------------------------------------
SMALL-CAP CORE FUND+                                               TACTICAL ALLOCATION FUND
-----------------------------------------------------------------  -----------------------------------------------------------------
ACTUAL                                                             ACTUAL
Class A   $1,000.00        $1,005.40        1.71%       $ 8.60     Class A   $1,000.00        $1,003.50        1.37%       $ 6.88
Class C    1,000.00         1,002.20        2.49         12.50     Class B    1,000.00           999.70        2.12         10.63
Class I    1,000.00         1,007.30        1.41          7.10     Class C    1,000.00           999.70        2.12         10.63

HYPOTHETICAL (5% RETURN BEFORE EXPENSES)                           HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class A    1,000.00         1,016.39        1.71          8.68     Class A    1,000.00         1,018.12        1.37          6.95
Class C    1,000.00         1,012.43        2.49         12.64     Class B    1,000.00         1,014.31        2.12         10.76
Class I    1,000.00         1,017.91        1.41          7.16     Class C    1,000.00         1,014.31        2.12         10.76
-----------------------------------------------------------------  -----------------------------------------------------------------
SMALL-CAP SUSTAINABLE GROWTH FUND+
-----------------------------------------------------------------
ACTUAL                                                                The Funds  may  invest in other  funds,  and the  annualized
Class A   $1,000.00        $  953.70        1.71%       $ 8.37        expense  ratios noted above do not reflect fees and expenses
Class C    1,000.00           950.20        2.46         12.03        associated  with the underlying  funds. If such expenses and
Class I    1,000.00           953.80        1.44          7.05        fees had been included, the expenses would have been higher.

HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class A    1,000.00         1,016.39        1.71          8.68     *  Expenses are equal to the relevant Fund's annualized expense
Class C    1,000.00         1,012.58        2.46         12.49        ratio,  which includes waived fees and reimbursed  expenses,
Class I    1,000.00         1,017.76        1.44          7.31        if applicable,  multiplied by the average account value over
-----------------------------------------------------------------     the period,  multiplied by the number of days (183) expenses
STRATEGIC GROWTH FUND                                                 were  accrued  in the most  recent  fiscal  half-year,  then
-----------------------------------------------------------------     divided by 365 days to reflect the period since inception.
ACTUAL
Class A   $1,000.00        $  979.30        1.46%       $ 7.24     +  If extraordinary expenses were excluded, the actual expenses
Class B    1,000.00           976.40        2.21         10.95        paid and the  hypothetical  expenses  would  be as  follows:
Class C    1,000.00           976.40        2.21         10.95
Class I    1,000.00           980.60        1.21          6.01                                            ACTUAL
                                                                                                         EXPENSES  HYPOTHETICAL
HYPOTHETICAL (5% RETURN BEFORE EXPENSES)                                                                   PAID      EXPENSES
Class A    1,000.00         1,017.66        1.46          7.41                                           --------  ------------
Class B    1,000.00         1,013.85        2.21         11.22        Quality Small-Cap Fund
Class C    1,000.00         1,013.85        2.21         11.22           Class A                          $ 7.35      $ 7.36
Class I    1,000.00         1,018.93        1.21          6.14           Class C                           11.02       11.07
-----------------------------------------------------------------        Class I                            6.13        6.14
                                                                      Small-Cap Core Fund
                                                                         Class A                          $ 7.59      $ 7.67
                                                                         Class C                           11.44       11.57
                                                                         Class I                            6.27        6.33
                                                                      Small-Cap Sustainable Growth Fund
                                                                         Class A                          $ 8.08      $ 8.38
                                                                         Class C                           11.73       12.18
                                                                         Class I                            6.91        7.16

                                                                      You can find more  information  about the Funds' expenses in
                                                                      the  Financial   Statements   section  that   follows.   For
                                                                      additional  information  on  operating  expenses  and  other shareholder costs, refer to the prospectus.


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                                                         VIRTUS EQUITY TRUST
                                                PORTFOLIO HOLDINGS SUMMARY WEIGHTINGS
                                                   SEPTEMBER 30, 2010 (UNAUDITED)

For each Fund, the following  tables present asset  allocations  within certain  sectors as a percentage of total  investments as of
September 30, 2010.

-----------------------------------------------------------------  -----------------------------------------------------------------
                       GROWTH & INCOME FUND                                                MID-CAP CORE FUND
Information Technology                                        17%  Industrials                                                   19%
Energy                                                        14   Financials                                                    11
Industrials                                                   11   Information Technology                                        11
Consumer Discretionary                                         8   Consumer Discretionary                                        10
Materials                                                      8   Health Care                                                   10
Health Care                                                    6   Consumer Staples                                               7
Consumer Staples                                               5   Materials                                                      4
Other (includes short-term investments)                       31   Other (includes short-term investments)                       28
                                                             ---                                                                ---
                                                             100%                                                               100%
                                                             ===                                                                ===
-----------------------------------------------------------------  -----------------------------------------------------------------

-----------------------------------------------------------------  -----------------------------------------------------------------
                       MID-CAP GROWTH FUND                                           QUALITY LARGE-CAP VALUE FUND
Information Technology                                        23%  Financials                                                    18%
Consumer Discretionary                                        16   Consumer Staples                                              14
Health Care                                                   12   Information Technology                                        11
Industrials                                                   12   Energy                                                        10
Financials                                                     4   Industrials                                                    9
Materials                                                      4   Consumer Discretionary                                         8
Telecommunication Services                                     4   Health Care                                                    6
Other (includes short-term investments)                       25   Other (includes short-term investments)                       24
                                                             ---                                                                ---
                                                             100%                                                               100%
                                                             ===                                                                ===
-----------------------------------------------------------------  -----------------------------------------------------------------

-----------------------------------------------------------------  -----------------------------------------------------------------
                      QUALITY SMALL-CAP FUND                                              SMALL-CAP CORE FUND
Financials                                                   20%   Industrials                                                   22%
Industrials                                                  20    Information Technology                                        17
Information Technology                                       11    Financials                                                    12
Health Care                                                   9    Health Care                                                   12
Consumer Discretionary                                        7    Consumer Discretionary                                        10
Energy                                                        7    Energy                                                         3
Consumer Staples                                              4    Materials                                                      2
Other (includes short-term investments)                      22    Other (includes short-term investments)                       22
                                                            ---                                                                 ---
                                                            100%                                                                100%
                                                            ===                                                                 ===
-----------------------------------------------------------------  -----------------------------------------------------------------

-----------------------------------------------------------------  -----------------------------------------------------------------
                SMALL-CAP SUSTAINABLE GROWTH FUND                                        STRATEGIC GROWTH FUND
Information Technology                                        25%  Information Technology                                        31%
Health Care                                                   21   Industrials                                                   12
Consumer Discretionary                                        12   Energy                                                        11
Financials                                                     7   Consumer Discretionary                                         9
Industrials                                                    7   Health Care                                                    9
Consumer Staples                                               3   Consumer Staples                                               7
Other (includes short-term investments)                       25   Materials                                                      6
                                                             ---   Other (includes short-term investments)                       15
                                                             100%                                                               ---
                                                             ===                                                                100%
                                                                                                                                ===
-----------------------------------------------------------------  -----------------------------------------------------------------

                                 -----------------------------------------------------------------
                                                      TACTICAL ALLOCATION FUND
                                 Common Stocks                                                 48%
                                      Energy                                             10%
                                      Information Technology                              9
                                      Industrials                                         7
                                      All other sectors in common stock                  22
                                 Corporate Bonds                                               19
                                 Mortgage-Backed Securities                                    13
                                 U.S. Government Securities                                     6
                                 Other (includes short-term investments)                       14
                                                                                              ---
                                                                                              100%
                                                                                              ===
                                 -----------------------------------------------------------------


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
                                                     VIRTUS GROWTH & INCOME FUND
                                                       SCHEDULE OF INVESTMENTS
                                                   SEPTEMBER 30, 2010 (UNAUDITED)

($ reported in thousands)
                            SHARES   VALUE                               SHARES   VALUE                         SHARES     VALUE
                           ------- --------                             ------- --------                      ---------- --------
COMMON STOCKS--99.4%                         INDUSTRIALS--CONTINUED                       SHORT-TERM INVESTMENTS--0.3%
                                             DryShips, Inc.(2)(5)       480,000 $  2,309
CONSUMER                                     Foster Wheeler AG(2)        91,000    2,226  MONEY MARKET MUTUAL FUNDS--0.3%
  DISCRETIONARY--9.9%                        L-3 Communications                           BlackRock Liquidity
AutoZone, Inc.(2)(5)         9,900 $  2,266    Holdings, Inc.(6)         31,000    2,241    Funds TempFund
Best Buy Co., Inc.          60,000    2,450  Union Pacific Corp.         29,000    2,372    Portfolio-
Comcast Corp. Class A      123,000    2,224                                       ------    Institutional
Darden Restaurants, Inc.    49,000    2,096                                       16,218    Shares (seven-day
McDonald's Corp.            30,000    2,235                                       ------    effective yield
                                   --------                                                 0.229%)              300,104 $    300
                                     11,271  INFORMATION                                  ---------------------------------------
                                   --------    TECHNOLOGY--21.7%                          TOTAL SHORT-TERM INVESTMENTS
                                             Amkor Technology,                            (IDENTIFIED COST $300)              300
CONSUMER STAPLES--6.0%                         Inc.(2)(5)               365,000    2,398  ---------------------------------------
Altria Group, Inc.          96,000    2,306  Cisco Systems, Inc.(2)     102,000    2,234
Clorox Co. (The)            33,000    2,203  Corning, Inc.              122,000    2,230  SECURITIES LENDING COLLATERAL--26.6%
PepsiCo, Inc.               35,000    2,325  Hewlett-Packard Co.         53,000    2,230  BlackRock
                                   --------  Intel Corp.                126,000    2,423    Institutional
                                      6,834  International Business                         Money Market
                                   --------    Machines Corp.            17,000    2,280    Trust (seven-day
                                             Microsoft Corp.             95,000    2,327    effective yield
ENERGY--17.9%                                Nokia Oyj Sponsored ADR(5) 207,000    2,076    0.309%)(6)         3,670,077    3,670
Chesapeake Energy Corp.(5)  94,000    2,129  QUALCOMM, Inc.(5)           57,000    2,572  BlackRock Liquidity
Chevron Corp.               28,000    2,269  Research In Motion                             Funds TempCash
ConocoPhillips              41,000    2,355    Ltd.(2)(5)                41,000    1,996    Portfolio -
El Paso Corp.              189,000    2,340  SanDisk Corp.(2)            55,000    2,016    Institutional
Halliburton Co.             78,000    2,580                                     --------    Shares (seven-day
Massey Energy Co.           66,000    2,047                                       24,782    effective yield
Occidental Petroleum Corp.  30,000    2,349                                     --------    0.240%)(6)        26,624,837   26,625
Petroleo Brasileiro SA                                                                    ---------------------------------------
  ADR(5)                    59,000    2,140  MATERIALS--9.8%                              TOTAL SECURITIES LENDING COLLATERAL
Williams Cos., Inc. (The)  112,000    2,140  Alcoa, Inc.(5)             202,000    2,446  (IDENTIFIED COST $30,295)        30,295
                                   --------  Du Pont (E.I.) de Nemours                    ---------------------------------------
                                     20,349    & Co.(5)                  49,000    2,186
                                   --------  Freeport-McMoRan Copper                      TOTAL INVESTMENTS--126.3%
                                               & Gold, Inc.              27,000    2,306  (IDENTIFIED COST $122,782)      143,858(1)
FINANCIALS--5.9%                             Nucor Corp.(5)              59,000    2,254
Citigroup, Inc.(2)         605,000    2,359  Potash Corp. of                              Other assets and
Goldman Sachs Group, Inc.                      Saskatchewan, Inc.        14,000    2,017    liabilities,
  (The)                     15,000    2,169                                     --------     net--(26.3)%                 (29,959)
Hudson City Bancorp,                                                              11,209                                 --------
  Inc.(5)                  176,000    2,158                                     --------  NET ASSETS--100.0%             $113,899
                                   --------                                                                              ========
                                      6,686  TELECOMMUNICATION
                                   --------    SERVICES--4.0%                             COUNTRY WEIGHTINGS as of 9/30/10+
                                             AT&T, Inc.                  81,000    2,317  ---------------------------------------
HEALTH CARE--8.0%                            Verizon Communications,                      United States
Biogen Idec, Inc.(2)        40,000    2,245    Inc.(5)                   68,000    2,216    (includes short-term investments) 91%
Gilead Sciences,                                                                --------  Canada                               3
  Inc.(2)(5)                62,000    2,208                                        4,533  Bermuda                              2
Johnson & Johnson           38,000    2,354                                     --------  Greece                               2
UnitedHealth Group, Inc.    66,000    2,317                                               Brazil                               1
                                   --------  UTILITIES--2.0%                              Finland                              1
                                      9,124  Exelon Corp.                53,000    2,257  ---------------------------------------
                                   --------  -------------------------------------------  Total                              100%
                                             TOTAL COMMON STOCKS                          ---------------------------------------
INDUSTRIALS--14.2%                           (IDENTIFIED COST $92,187)           113,263
Alaska Air Group, Inc.(2)   45,000    2,296  -------------------------------------------  +  % of total investments as of September
Caterpillar, Inc.(5)        31,000    2,439  TOTAL LONG-TERM                                 30, 2010
Continental Airlines, Inc.                     INVESTMENTS--99.4%
  Class B(2)(5)             94,000    2,335   (IDENTIFIED COST $92,187)          113,263
                                             -------------------------------------------

The  following  table  provides a summary of inputs  used to value the Fund's net  assets as of  September  30,  2010 (see  Security
Valuation Note 2A in the Notes to Financial Statements):

                                                                        Level 2 -
                                   Total Value at      Level 1 -       Significant
                                 September 30, 2010  Quoted Prices  Observable Inputs
INVESTMENT IN SECURITIES:        ------------------  -------------  -----------------
Equity Securities:
  Common Stocks                       $113,263          $113,263         $   --
  Securities Lending Collateral         30,295            26,625          3,670
  Short-Term Investments                   300               300             --
                                      --------          --------          -----
Total Investments                     $143,858          $140,188         $3,670
                                      ========          ========         ======

There are no Level 3 (significant unobservable inputs) priced securities.

                   Footnote explanations are located under the Key Investment Terms and Footnote Legend on page 2.

                                                  See Notes to Financial Statements


                                                                 6

                                                      VIRTUS MID-CAP CORE FUND
                                                       SCHEDULE OF INVESTMENTS
                                                   SEPTEMBER 30, 2010 (UNAUDITED)

($ reported in thousands)

                              SHARES VALUE                                SHARES VALUE                               SHARES VALUE
                              ------ -----                                ------ -----                               ------ -----
COMMON STOCKS--95.1%                        INDUSTRIALS--23.0%                          SHORT-TERM INVESTMENTS--3.8%
                                            Copart, Inc.(2)(5)               880  $ 29
CONSUMER DISCRETIONARY--12.5%               Equifax, Inc.                  1,085    34  MONEY MARKET MUTUAL FUNDS--3.8%
Choice Hotels International,                Expeditors International of                 BlackRock Liquidity Funds
  Inc.                           685  $ 25    Washington, Inc.(5)            410    19    TempFund Portfolio -
ITT Educational Services,                   Graco, Inc.                      620    20    Institutional Shares
  Inc.(2)(5)                     215    15  Jacobs Engineering Group,                     (seven-day effective
John Wiley & Sons, Inc.                       Inc.(2)(5)                     565    22    yield 0.229%)              28,291  $ 28
  Class A                        775    32  Robinson (C.H.) Worldwide,                  -----------------------------------------
Ross Stores, Inc.                350    19    Inc.                           230    16  TOTAL SHORT-TERM INVESTMENTS
                                      ----  Rockwell Collins, Inc.           465    27  (IDENTIFIED COST $28)                  28
                                        91                                        ----  -----------------------------------------
                                      ----                                         167
                                                                                  ----  SECURITIES LENDING COLLATERAL--25.0%
CONSUMER STAPLES--8.7%                                                                  BlackRock Institutional
Brown-Forman Corp.                          INFORMATION TECHNOLOGY--13.9%                 Money Market Trust
  Class B(5)                     370    23  Adobe Systems, Inc.(2)           905    24    (seven-day effective
Church & Dwight Co., Inc.        310    20  Dolby Laboratories, Inc.                       yield 0.309%)(6)          22,004    22
SYSCO Corp.                      720    20    Class A(2)                     370    21  BlackRock Liquidity Funds
                                      ----  Intuit, Inc.(2)                  750    33    TempCash Portfolio -
                                        63  Microchip Technology, Inc.(5)    740    23    Institutional Shares
                                      ----                                        ----    (seven-day effective
                                                                                   101    yield 0.240%)(6)          159,630   160
ENERGY--3.2%                                                                      ----  -----------------------------------------
Dresser-Rand Group, Inc.(2)      625    23                                              TOTAL SECURITIES LENDING COLLATERAL
                                      ----  MATERIALS--4.5%                             (IDENTIFIED COST $182)                182
                                            Sigma-Aldrich Corp.(5)           540    33  -----------------------------------------
FINANCIALS--14.0%                                                                -----
Brown & Brown, Inc.            1,440    29                                              TOTAL INVESTMENTS--123.9%
Federated Investors, Inc.                   UTILITIES--3.3%                             (IDENTIFIED COST $820)                901(1)
  Class B(5)                   1,405    32  EQT Corp.                        680    24
Realty Income Corp.              655    22  ------------------------------------------  Other assets and
T. Rowe Price Group, Inc.        385    19  TOTAL COMMON STOCKS                           liabilities, net--(23.9)%          (174)
                                      ----  (IDENTIFIED COST $610)                 691                                       ----
                                       102  ------------------------------------------  NET ASSETS--100.0%                   $727
                                      ----  TOTAL LONG-TERM INVESTMENTS--95.1%                                               ====
                                            (IDENTIFIED COST $610)                 691
HEALTH CARE--12.0%                          ------------------------------------------
Bard (C.R.), Inc.                405    33
DENTSPLY International, Inc.     690    22
Waters Corp.(2)                  455    32
                                      ----
                                        87
                                      ----

The  following  table  provides a summary of inputs  used to value the Fund's net  assets as of  September  30,  2010 (see  Security
Valuation Note 2A in the Notes to Financial Statements):

                                                                         Level 2 -
                                    Total Value at      Level 1 -       Significant
                                  September 30, 2010  Quoted Prices  Observable Inputs
                                  ------------------  -------------  -----------------
INVESTMENT IN SECURITIES:
Equity Securities:
   Common Stocks                         $691              $691             $--
   Securities Lending Collateral          182               160              22
   Short-Term Investments                  28                28              --
                                         ----              ----             ---
Total Investments                        $901              $879             $22
                                         ====              ====             ===

There are no Level 3 (significant unobservable inputs) priced securities.

                   Footnote explanations are located under the Key Investment Terms and Footnote Legend on page 2.

                                                  See Notes to Financial Statements


                                                                 7

                                                     VIRTUS MID-CAP GROWTH FUND
                                                       SCHEDULE OF INVESTMENTS
                                                   SEPTEMBER 30, 2010 (UNAUDITED)

($ reported in thousands)

                          SHARES  VALUE                             SHARES    VALUE                              SHARES    VALUE
                         ------- -------                           --------- -------                           ---------- -------
COMMON STOCKS--98.4%                      HEALTH CARE--CONTINUED                      TELECOMMUNICATION SERVICES--CONTINUED
                                          Valeant Pharmaceuticals
CONSUMER DISCRETIONARY--19.7%                International Inc(5)     37,076 $   929  Syniverse Holdings,
Advance Auto Parts, Inc.  19,100 $ 1,121  Waters Corp.(2)             13,800     977    Inc.(2)                    26,800 $   607
Aeropostale, Inc.(2)(5)   58,650   1,364  Watson Pharmaceuticals,                     tw telecom, inc.(2)          54,800   1,018
Autoliv, Inc.(5)          13,000     849    Inc.(2)                   27,000   1,142                                      -------
Chipotle Mexican Grill,                                                      -------                                        4,681
  Inc. Class A(2)          9,800   1,686                                      12,824                                      -------
Coach, Inc.(5)            34,900   1,499                                     -------
DeVry, Inc.                9,500     468                                              UTILITIES--1.3%
Hanesbrands, Inc.(2)      19,700     510 INDUSTRIALS--14.5%                           UGI Corp.                    36,900   1,056
Lear Corp.(2)             19,300   1,523 Carlisle Cos., Inc.         41,700   1,249   -------------------------------------------
Liberty Global, Inc.                     CNH Global N.V.(2)(5)       38,100   1,396   TOTAL COMMON STOCKS
  Class A(2)(5)           30,600     943 Dover Corp.                 32,600   1,702   (IDENTIFIED COST $69,833)            83,020
Limited Brands, Inc.(5)   31,400     841 Goodrich Corp.              12,200     900   -------------------------------------------
Panera Bread Co.                         IHS, Inc. Class A(2)        21,500   1,462   TOTAL LONG-TERM INVESTMENTS--98.4%
  Class A(2)              14,500   1,285 Joy Global, Inc.             9,400     661   (IDENTIFIED COST $69,833)            83,020
Ross Stores, Inc.         30,100   1,644 Oshkosh Corp.(2)            20,900     575   -------------------------------------------
Scripps Networks                         Regal-Beloit Corp.(5)       13,600     798   SHORT-TERM INVESTMENTS--0.9%
  Interactive,                           Shaw Group, Inc.                             MONEY MARKET MUTUAL FUNDS--0.9%
  Inc. Class A            20,100     956   (The)(2)                  18,200     611   BlackRock Liquidity Funds
Sotheby's Holdings, Inc.                 Thomas & Betts Corp.(2)     37,500   1,538     TempFund Portfolio -
  Class A(5)              35,400   1,303 Toro Co. (The)              23,800   1,338     Institutional Shares
TJX Cos., Inc. (The)(5)   14,460     645                                    -------     (seven-day effective
                                 -------                                     12,230     yield 0.229%)             779,734     780
                                  16,637                                    -------   -------------------------------------------
                                 -------                                              TOTAL SHORT-TERM INVESTMENTS
                                         INFORMATION TECHNOLOGY--28.6%                (IDENTIFIED COST $780)                  780
CONSUMER STAPLES--1.2%                   Akamai Technologies,                         -------------------------------------------
Dr. Pepper Snapple                         Inc.(2)                   20,000   1,004   SECURITIES LENDING COLLATERAL--25.6%
  Group, Inc.             12,200     433 ANSYS, Inc.(2)(5)           26,300   1,111
Herbalife Ltd.            10,000     604 Atheros Communications,                      BlackRock Institutional
                                 -------   Inc.(2)(5)                33,800     891     Money Market Trust
                                   1,037 BMC Software, Inc.(2)       22,200     899     (seven-day effective
                                 ------- Dolby Laboratories, Inc.                       yield 0.309%)(6)        2,619,278   2,619
                                           Class A(2)                20,100   1,142   BlackRock Liquidity Funds
ENERGY--3.3%                             F5 Networks, Inc.(2)(5)     18,300   1,900     TempCash Portfolio -
Atwood Oceanics,                         First Solar, Inc.(2)(5)      6,700     987     Institutional Shares
  Inc.(2)(5)              18,700     569 Global Payments, Inc.       19,700     845     (seven-day effective
Cimarex Energy Co.        15,900   1,052 Lam Research Corp.(2)       37,800   1,582     yield 0.240%)(6)       19,001,741  19,002
Holly Corp.               39,400   1,133 Lender Processing                            -------------------------------------------
                                 -------   Services, Inc.            27,400     910   TOTAL SECURITIES LENDING COLLATERAL
                                   2,754 Marvell Technology Group                     (IDENTIFIED COST $21,621)            21,621
                                 -------   Ltd.(2)(5)                34,500     604   -------------------------------------------
                                         Micron Technology,                           TOTAL INVESTMENTS--124.9%
FINANCIALS--4.5%                           Inc.(2)(5)                83,000     598   (IDENTIFIED COST $92,234)           105,421(1)
Aspen Insurance Holdings                 NetApp, Inc.(2)(5)          25,300   1,260   Other assets and
  Ltd.                    24,100     730 Novellus Systems,                              liabilities,
Digital Realty Trust,                      Inc.(2)                   47,100   1,252     net--(24.9)%                      (21,011)
  Inc.(5)                 17,200   1,061 Red Hat, Inc.(2)            40,400   1,656                                       -------
Reinsurance Group of                     Rovi Corp.(2)               16,700     842   NET ASSETS--100.0%                  $84,410
  America, Inc.           26,300   1,270 SanDisk Corp.(2)            13,400     491                                       =======
T. Rowe Price Group,                     Seagate Technology
  Inc.(5)                 15,400     771   plc(2)                    39,300     463   The  following  table  provides  a summary  of
                                 ------- Teradata Corp.(2)           51,300   1,978   inputs  used to value the Fund's net assets as
                                   3,832 Teradyne, Inc.(2)(5)       146,000   1,626   of September 30, 2010 (see Security  Valuation
                                 ------- Western Digital Corp.(2)    41,100   1,167   Note 2A in the Notes to Financial Statements):
                                         Xerox Corp.                 90,700     939
HEALTH CARE--15.2%                                                          -------                     Total             Level 2 -
Alexion Pharmaceuticals,                                                     24,147                   Value at  Level 1- Significant
  Inc.(2)                 18,800   1,210                                    -------                   September  Quoted   Observable
Biogen Idec, Inc.(2)      12,500     702                                                              30, 2010   Prices    Inputs
Cephalon, Inc.(2)(5)      11,100     693 MATERIALS--4.5%                                              --------- -------- -----------
Community Health                         Albemarle Corp.             14,100     660   INVESTMENT IN
  Systems, Inc.(2)        26,300     815 Cliffs Natural                                 SECURITIES:
Hologic, Inc.(2)(5)       44,600     714   Resources, Inc.           14,000     895   Equity
Humana, Inc.(2)           14,590     733 Nalco Holding Co.(5)        33,500     844     Securities:
Intuitive Surgical,                      Walter Energy, Inc.         17,500   1,423     Common Stocks  $ 83,020 $ 83,020    $   --
  Inc.(2)(5)               3,300     936                                    -------     Securities
Kinetic Concepts,                                                             3,822       Lending
  Inc.(2)                 30,900   1,130                                    -------       Collateral     21,621   19,002     2,619
Medicis Pharmaceutical                                                                  Short-Term
  Corp. Class A           16,300     483 TELECOMMUNICATION SERVICES--5.6%                 Investments       780      780        --
Mednax, Inc.(2)           15,800     842                                                               -------- --------    ------
Myriad Genetics, Inc.(2)  23,900     392 MetroPCS Communications,                     Total
ResMed, Inc.(2)(5)        18,200     597   Inc.(2)                  153,100    1,601    Investments    $105,421 $102,802    $2,619
Thoratec Corp.(2)(5)      14,300     529 NII Holdings, Inc.(2)       35,400    1,455                   ======== ========    ======

                                                                                      There are no Level 3 (significant unobservable
                                                                                      inputs) priced securities.


                   Footnote explanations are located under the Key Investment Terms and Footnote Legend on page 2.

                                                  See Notes to Financial Statements


                                                                  8

                                                 VIRTUS QUALITY LARGE-CAP VALUE FUND
                                                       SCHEDULE OF INVESTMENTS
                                                   SEPTEMBER 30, 2010 (UNAUDITED)

($ reported in thousands)

                          SHARES   VALUE                             SHARES   VALUE                               SHARES   VALUE
                          ------- -------                            ------- -------                            --------- -------
COMMON STOCKS--98.8%                       HEALTH CARE--7.1%                          SHORT-TERM INVESTMENTS--0.4%
                                           Becton, Dickinson & Co.    21,400 $ 1,586
CONSUMER DISCRETIONARY--9.9%               Johnson & Johnson          25,600   1,586  MONEY MARKET MUTUAL FUNDS--0.4%
Genuine Parts Co.          39,100 $ 1,744                                    -------  BlackRock Liquidity Funds
TJX Cos., Inc. (The)(5)    31,600   1,410                                      3,172    TempFund Portfolio -
VF Corp.                   15,000   1,215                                    -------    Institutional Shares
                                  -------                                               (seven-day effective
                                    4,369  INDUSTRIALS--10.8%                           yield 0.229%)             178,416 $   178
                                  -------  3M Co.                     21,500   1,864  -------------------------------------------
                                           Honeywell International,                   TOTAL SHORT-TERM INVESTMENTS
CONSUMER STAPLES--16.4%                      Inc.(5)                  31,400   1,380  (IDENTIFIED COST $178)                  178
Clorox Co. (The)(5)        20,300   1,355  Union Pacific Corp.        19,000   1,554  -------------------------------------------
Coca-Cola Co. (The)        24,300   1,422                                    -------
Heinz (H.J.) Co.           28,300   1,341                                      4,798  SECURITIES LENDING COLLATERAL--19.7%
Kimberly-Clark Corp.       25,000   1,626                                    -------  BlackRock Institutional
SYSCO Corp.(5)             53,800   1,534                                               Money Market Trust
                                  -------  INFORMATION TECHNOLOGY--13.6%                (seven-day effective
                                    7,278  Microchip Technology,                        yield 0.309%)(6)        1,055,695   1,056
                                  -------    Inc.(5)                  36,300   1,142  BlackRock Liquidity Funds
ENERGY--11.8%                              Microsoft Corp.            65,700   1,609    TempCash Portfolio -
Apache Corp.(5)            10,400   1,017  Paychex, Inc.              42,500   1,168    Institutional Shares
Exxon Mobil Corp.          21,600   1,335  Western Union Co. (The)   119,400   2,110    (seven-day effective
National Oilwell Varco,                                                      -------    yield 0.240%)(6)        7,658,615   7,658
  Inc.                     34,300   1,525                                      6,029  -------------------------------------------
Schlumberger Ltd.          21,800   1,343                                   --------  TOTAL SECURITIES LENDING COLLATERAL
                                  -------                                             (IDENTIFIED COST $8,714)              8,714
                                    5,220  MATERIALS--4.5%                            -------------------------------------------
                                  -------  Barrick Gold Corp.(5)      21,700   1,004  TOTAL INVESTMENTS--118.9%
                                           Nucor Corp.(5)             25,800     986  (IDENTIFIED COST $48,632)            52,684(1)
FINANCIALS--21.0%                                                            -------  Other assets and
Bank of New York Mellon                                                        1,990    liabilities, net--(18.9)%          (8,369)
  Corp. (The)              55,500   1,450                                    -------                                      -------
Franklin Resources, Inc.   12,700   1,358                                             NET ASSETS--100.0%                  $44,315
JPMorgan Chase & Co.       46,300   1,763  UTILITIES--3.7%                                                                =======
MetLife, Inc.(5)           26,900   1,034  AGL Resources, Inc.        42,300   1,623
PNC Financial Services                     -----------------------------------------  COUNTRY WEIGHTINGS as of 9/30/10+
  Group, Inc.              36,300   1,884  TOTAL COMMON STOCKS                        -------------------------------------------
Travelers Cos., Inc.                       (IDENTIFIED COST $39,740)          43,792  United States
  (The)                    35,000   1,824  -----------------------------------------    (includes short-term
                                  -------  TOTAL LONG-TERM INVESTMENTS--98.8%           investments)                           95%
                                    9,313  (IDENTIFIED COST $39,740)          43,792  Netherlands                               3
                                  -------  -----------------------------------------  Canada                                    2
                                                                                      -------------------------------------------
                                                                                      Total                                   100%
                                                                                      -------------------------------------------

                                                                                      + % of total  investments  as of September 30,
                                                                                        2010

The  following  table  provides a summary of inputs  used to value the Fund's net  assets as of  September  30,  2010 (see  Security
Valuation Note 2A in the Notes to Financial Statements):

                                                                        Level 2 -
                                   Total Value at      Level 1 -       Significant
                                 September 30, 2010  Quoted Prices  Observable Inputs
                                 ------------------  -------------  -----------------
INVESTMENT IN SECURITIES:
Equity Securities:
  Common Stocks                        $43,792          $43,792           $   --
  Securities Lending Collateral          8,714            7,658            1,056
  Short-Term Investments                   178              178               --
                                       -------          -------           ------
Total Investments                      $52,684          $51,628           $1,056
                                       =======          =======           ======
There are no Level 3 (significant unobservable inputs) priced securities.

                   Footnote explanations are located under the Key Investment Terms and Footnote Legend on page 2.

                                                  See Notes to Financial Statements


                                                                 9

                                                    VIRTUS QUALITY SMALL-CAP FUND
                                                       SCHEDULE OF INVESTMENTS
                                                   SEPTEMBER 30, 2010 (UNAUDITED)


($ reported in thousands)

                         SHARES    VALUE                            SHARES    VALUE                             SHARES     VALUE
                        -------- --------                          -------- --------                          ---------- --------
COMMON STOCKS--94.5%                       HEALTH CARE--11.0%                         SHORT-TERM INVESTMENTS--5.7%
                                           Landauer, Inc.           174,481 $ 10,928
CONSUMER DISCRETIONARY--8.2%               Owens & Minor, Inc.(5)   379,000   10,786  MONEY MARKET MUTUAL FUNDS--5.7%
Matthews International                     Young Innovations, Inc.  118,814    3,399  BlackRock Liquidity
  Corp. Class A          214,500 $  7,585                                   --------    Funds TempFund
Tempur-Pedic                                                                  25,113    Portfolio -
  International, Inc.(2) 359,900   11,157                                   --------    Institutional Shares
                                 --------  INDUSTRIALS--22.9%                           (seven-day effective
                                   18,742  ABM Industries, Inc.     256,000    5,527    yield 0.229%)         13,115,244 $ 13,115
                                 --------  CLARCOR, Inc.(5)         218,000    8,421  -------------------------------------------
                                           Graco, Inc.(5)           274,400    8,707  TOTAL SHORT-TERM INVESTMENTS
CONSUMER STAPLES--4.6%                     Landstar System, Inc.    284,800   10,999  (IDENTIFIED COST $13,115)            13,115
WD-40 Co.                280,000   10,645  Lincoln Electric                           -------------------------------------------
                                 --------    Holdings, Inc.         170,000    9,829
                                           McGrath RentCorp         376,700    9,022  SECURITIES LENDING COLLATERAL--16.9%
ENERGY--8.6%                                                                --------  BlackRock Institutional
CARBO Ceramics, Inc.     116,100    9,404                                     52,505    Money Market Trust
World Fuel Services                                                         --------    (seven-day effective
  Corp.                  392,600   10,212                                               yield 0.309%)(6)       4,678,000    4,678
                                 --------  INFORMATION TECHNOLOGY--13.1%              BlackRock Liquidity
                                   19,616  Cass Information                             Funds TempCash
                                 --------    Systems, Inc.(5)       164,326    5,638    Portfolio -
                                           Computer Services, Inc.  234,094    5,150    Institutional Shares
FINANCIALS--23.4%                          Jack Henry &                                 (seven-day effective
Ares Capital Corp.       583,600    9,133    Associates, Inc.(5)    352,200    8,981    yield 0.240%)(6)      33,931,925   33,932
Entertainment                              Syntel, Inc.(5)          229,031   10,192  -------------------------------------------
  Properties Trust(5)    239,800   10,354                                   --------  TOTAL SECURITIES LENDING COLLATERAL
Federated Investors,                                                          29,961  (IDENTIFIED COST $38,610)            38,610
  Inc. Class B(5)        475,300   10,818                                   --------  -------------------------------------------
First Cash Financial
  Services, Inc.(2)      263,000    7,298  MATERIALS--2.7%                            TOTAL INVESTMENTS--117.1%
Life Partners Holdings,                    Balchem Corp.            198,600    6,129  (IDENTIFIED COST $241,649)          268,093(1)
  Inc.(5)                255,700    4,866  -----------------------------------------  Other assets and
RLI Corp.(5)             123,200    6,976  TOTAL COMMON STOCKS                          liabilities,
Suffolk Bancorp(5)       166,350    4,212  (IDENTIFIED COST $189,924)        216,368    net--(17.1)%                      (39,103)
                                 --------  -----------------------------------------                                     --------
                                   53,657  TOTAL LONG-TERM INVESTMENTS--94.5%         NET ASSETS--100.0%                 $228,990
                                 --------  (IDENTIFIED COST $189,924)        216,368                                     ========
                                           -----------------------------------------

The  following  table  provides a summary of inputs  used to value the Fund's net  assets as of  September  30,  2010 (see  Security
Valuation Note 2A in the Notes to Financial Statements):

                                                                        Level 2 -
                                   Total Value at       Level 1 -      Significant
                                 September 30, 2010  Quoted Prices  Observable Inputs
INVESTMENT IN SECURITIES:        ------------------  -------------  -----------------
Equity Securities:
  Common Stocks                       $216,368           $216,368         $   --
  Securities Lending Collateral         38,610             33,932          4,678
  Short-Term Investments                13,115             13,115             --
                                      --------           --------         ------
Total Investments                     $268,093           $263,415         $4,678
                                      ========           ========         ======
=======

There are no Level 3 (significant unobservable inputs) priced securities.

                   Footnote explanations are located under the Key Investment Terms and Footnote Legend on page 2.

                                                  See Notes to Financial Statements


                                                                 10

                                                     VIRTUS SMALL-CAP CORE FUND
                                                       SCHEDULE OF INVESTMENTS
                                                   SEPTEMBER 30, 2010 (UNAUDITED)

($ reported in thousands)
                            SHARES   VALUE                               SHARES   VALUE                         SHARES     VALUE
                           ------- --------                             ------- --------                      ---------- --------

COMMON STOCKS--91.4%                         INDUSTRIALS--26.4%                           SHORT-TERM INVESTMENTS--8.5%
                                             Advisory Board Co. (The)(2)106,300 $  4,693
CONSUMER DISCRETIONARY--11.6%                Exponent, Inc.(2)          122,800    4,125  MONEY MARKET MUTUAL FUNDS--8.5%
Pool Corp.                 250,000 $  5,017  Forward Air Corp.(5)       149,700    3,892  BlackRock Liquidity
Steiner Leisure Ltd.(2)(5) 111,800    4,260  HEICO Corp. Class A         88,500    3,015     Funds
Tempur-Pedic International,                  Lincoln Electric Holdings,                      TempFund
   Inc.(2)                 153,400    4,755     Inc.                     85,800    4,961     Portfolio -
                                   --------  RBC Bearings, Inc.(2)       78,900    2,681     Institutional
                                     14,032  Rollins, Inc.(5)            96,000    2,245     Shares
                                   --------  Roper Industries, Inc.(5)   98,600    6,427     (seven-day
ENERGY--2.8%                                                                    --------     effective
CARBO Ceramics, Inc.        42,500    3,442                                       32,039     yield 0.229%)    10,267,999 $ 10,268
                                   --------                                     --------  ---------------------------------------
FINANCIALS--14.4%                            INFORMATION TECHNOLOGY--20.1%                TOTAL SHORT-TERM INVESTMENTS
Brown & Brown, Inc.(5)     287,600    5,807  ANSYS, Inc.(2)(5)          132,700    5,607  (IDENTIFIED COST $10,268)        10,268
Cohen & Steers, Inc.(5)    258,100    5,601  Blackbaud, Inc.(5)         258,300    6,209  ---------------------------------------
Federated Investors, Inc.                    FactSet Research Systems,
   Class B(5)              268,700    6,115    Inc.(5)                   44,500    3,610  SECURITIES LENDING COLLATERAL--18.1%
                                   --------  Jack Henry & Associates,                     BlackRock
                                     17,523    Inc.                     230,500    5,878     Institutional
                                   --------  ScanSource, Inc.(2)(5)     112,900    3,132     Money Market
HEALTH CARE--13.6%                                                              --------     Trust
Abaxis, Inc.(2)            183,500    4,239                                       24,436     (seven-day
Computer Programs &                                                             --------     effective
   Systems, Inc.            81,700    3,478  MATERIALS--2.5%                                 yield 0.309%)(6)  2,667,000    2,667
Haemonetics Corp.(2)        73,000    4,273  Aptargroup, Inc.            65,200    2,978  BlackRock Liquidity
Techne Corp.(5)             74,300    4,586  -------------------------------------------     Funds TempCash
                                   --------  TOTAL COMMON STOCKS                             Portfolio -
                                     16,576  (IDENTIFIED COST $96,887)           111,026     Institutional
                                   --------  -------------------------------------------     Shares
                                             TOTAL LONG-TERM INVESTMENTS--91.4%              (seven-day
                                             (IDENTIFIED COST $96,887)           111,026     effective
                                             -------------------------------------------     yield 0.240%)(6) 19,344,266   19,344
                                                                                          ---------------------------------------
                                                                                          TOTAL SECURITIES LENDING COLLATERAL
                                                                                          (IDENTIFIED COST $22,011)        22,011
                                                                                          ---------------------------------------

                                                                                          TOTAL INVESTMENTS--118.0%
                                                                                          (IDENTIFIED COST $129,166)      143,305(1)

                                                                                          Other assets and liabilities,
                                                                                             net--(18.0)%                 (21,829)
                                                                                                                         --------
                                                                                          NET ASSETS--100.0%             $121,476
                                                                                                                         ========

The following table provides a summary of inputs used to value the Fund's net assets as of September 30, 2010 (see Security
Valuation Note 2A in the Notes to Financial Statements):

                                                                          Level 2 -
                                    Total Value at       Level 1 -       Significant
                                  September 30, 2010   Quoted Prices  Observable Inputs
INVESTMENT IN SECURITIES:         ------------------   -------------  -----------------
Equity Securities:
   Common Stocks                     $111,026             $111,026          $   --
   Securities Lending Collateral       22,011               19,344           2,667
   Short-Term Investments              10,268               10,268              --
                                     --------             --------          ------
Total Investments                    $143,305             $140,638          $2,667
                                     ========             ========          ======

There are no Level 3 (significant unobservable inputs) priced securities.

                   Footnote explanations are located under the Key Investment Terms and Footnote Legend on page 2.

                                                  See Notes to Financial Statements

                                                                 11

                                              VIRTUS SMALL-CAP SUSTAINABLE GROWTH FUND
                                                       SCHEDULE OF INVESTMENTS
                                                   SEPTEMBER 30, 2010 (UNAUDITED)

($ reported in thousands)


                          SHARES     VALUE                             SHARES     VALUE                         SHARES     VALUE
                        ---------- --------                          ---------- --------                      ---------- --------
COMMON STOCKS--97.9%                         INFORMATION TECHNOLOGY--31.9%                SECURITIES LENDING COLLATERAL--29.3%
                                             ANSYS, Inc.(2)(5)           69,800 $  2,949  BlackRock Institutional
CONSUMER DISCRETIONARY--16.0%                Blackbaud, Inc.(5)         136,000    3,269    Money Market Trust
Aaron Rents, Inc.(5)       113,800 $  2,099  FactSet Research                               (seven-day
Morningstar, Inc.(2)(5)     51,700    2,304     Systems, Inc.(5)         21,800    1,768    effective
Pool Corp.                 127,100    2,551  FLIR Systems,                                  yield 0.309%)(6)   2,076,039 $  2,076
Strayer Education,                              Inc.(2)(5)              103,500    2,660  BlackRock Liquidity Funds
   Inc.(5)                  13,600    2,373  Hittite Microwave                              TempCash Portfolio
                                   --------     Corp.(2)                 65,200    3,107    - Institutional
                                      9,327  Loopnet, Inc.(2)           244,400    2,894    Shares (seven-day
                                   --------  ScanSource, Inc.(2)(5)      72,100    2,000    effective yield
                                                                                --------    0.240%)(6)        15,060,772   15,061
CONSUMER STAPLES--4.1%                                                            18,647  ---------------------------------------
Hansen Natural Corp.(2)     51,800    2,415  -------------------------------------------  TOTAL SECURITIES LENDING COLLATERAL
                                   --------  TOTAL COMMON STOCKS                          (IDENTIFIED COST
                                             (IDENTIFIED COST                                $17,137)                      17,137
FINANCIALS--9.0%                                $55,402)                          57,284  ---------------------------------------
Cohen & Steers, Inc.(5)    134,500    2,919  -------------------------------------------
World Acceptance                             TOTAL LONG-TERM INVESTMENTS--97.9%           TOTAL INVESTMENTS--129.6%
   Corp.(2)(5)              53,500    2,362  (IDENTIFIED COST                             (IDENTIFIED COST $73,971)        75,853(1)
                                   --------     $55,402)                          57,284
                                      5,281  -------------------------------------------  Other assets and liabilities,
                                   --------                                                  net--(29.6)%                 (17,303)
                                             SHORT-TERM INVESTMENTS--2.4%                                                --------
HEALTH CARE--27.4%                                                                        NET ASSETS--100.0%             $ 58,550
Abaxis, Inc.(2)            140,700    3,250  MONEY MARKET MUTUAL FUNDS--2.4%                                             ========
Immucor, Inc.(2)           137,000    2,717  BlackRock Liquidity
Meridian Bioscience,                            Funds
   Inc.                    114,400    2,503     TempFund Portfolio -
National Research Corp.     86,746    2,263     Institutional Shares
Quality Systems,                                (seven-day effective
   Inc.(5)                  36,300    2,407     yield 0.229%)         1,431,750    1,432
Techne Corp.(5)             47,000    2,901  -------------------------------------------
                                   --------  TOTAL SHORT-TERM INVESTMENTS
                                     16,041  (IDENTIFIED COST
                                   --------     $1,432)                            1,432
                                             -------------------------------------------
INDUSTRIALS--9.5%
Copart, Inc.(2)(5)          81,000    2,671
HEICO Corp. Class A         56,100    1,911
Omega Flex, Inc.(5)         69,400      991
                                   --------
                                      5,573
                                   --------

The following table provides a summary of inputs used to value the Fund's net assets as of September 30, 2010 (see Security
Valuation Note 2A in the Notes to Financial Statements):

                                                                         Level 2 -
                                    Total Value at      Level 1 -       Significant
                                  September 30, 2010  Quoted Prices  Observable Inputs
                                  ------------------  -------------  -----------------
INVESTMENT IN SECURITIES:
Equity Securities:
   Common Stocks                        $57,284          $57,284           $   --
   Securities Lending Collateral         17,137           15,061            2,076
   Short-Term Investments                 1,432            1,432               --
                                        -------          -------           ------
Total Investments                       $75,853          $73,777           $2,076
                                        =======          =======           ======

There are no Level 3 (significant unobservable inputs) priced securities.

                   Footnote explanations are located under the Key Investment Terms and Footnote Legend on page 2.

                                                  See Notes to Financial Statements


                                                                 12

                                                    VIRTUS STRATEGIC GROWTH FUND
                                                       SCHEDULE OF INVESTMENTS
                                                   SEPTEMBER 30, 2010 (UNAUDITED)

($ reported in thousands)

                          SHARES     VALUE                             SHARES     VALUE                         SHARES     VALUE
                        ---------- --------                          ---------- --------                      ---------- --------
COMMON STOCK--97.7%                         INDUSTRIALS--CONTINUED                       SHORT-TERM INVESTMENTS--0.2%
                                            CLARCOR, Inc.              130,410 $  5,038
CONSUMER DISCRETIONARY--10.4%               Emerson Electric Co.       134,150    7,065  MONEY MARKET MUTUAL FUNDS--0.2%
American Eagle Outfitters,                  Joy Global, Inc.            87,490    6,152  BlackRock Liquidity
  Inc.                     379,515 $  5,677 Owens Corning, Inc.(2)     200,400    5,136    Funds TempFund
Lowe's Cos., Inc.          328,000    7,311 Union Pacific Corp.         65,600    5,366    Portfolio -
McDonald's Corp.            51,570    3,842 United Technologies                            Institutional
Mohawk Industries, Inc.(2)  94,655    5,045   Corp.                     94,430    6,726    Shares (seven-day
Panera Bread Co. Class                                                         --------    effective yield
   A(2)                     45,250    4,010                                      50,809    0.229%)              992,521 $    993
Phillips-Van Heusen Corp.   96,015    5,776                                    --------  ---------------------------------------
Talbots, Inc.(2)           382,425    5,010                                              TOTAL SHORT-TERM INVESTMENTS
Yum! Brands, Inc.          107,960    4,973 INFORMATION TECHNOLOGY--33.9%                (IDENTIFIED COST $993)              993
                                   -------- Adobe Systems, Inc.(2)     182,100    4,762  ---------------------------------------
                                     41,644 Apple, Inc.(2)              47,930   13,600
                                   -------- Autodesk, Inc.(2)(5)       175,200    5,601  SECURITIES LENDING COLLATERAL--9.6%
                                            Broadcom Corp. Class A     141,680    5,014  BlackRock
CONSUMER STAPLES--7.9%                      Cisco Systems, Inc.(2)     455,050    9,966    Institutional
General Mills, Inc.         92,470    3,379 Citrix Systems, Inc.(2)     63,500    4,333    Money Market
Herbalife Ltd.              85,291    5,147 CommScope, Inc.(2)         188,275    4,470    Trust (seven-day
Molson Coors Brewing Co.                    Cree, Inc.(2)(5)            42,000    2,280    effective yield
  Class B                  101,680    4,801 EMC Corp.(2)(5)            353,420    7,178    0.309%)(6)         4,660,164    4,660
PepsiCo, Inc.              115,775    7,692 Equinix, Inc.(2)(5)         52,400    5,363  BlackRock Liquidity
Philip Morris                               Google, Inc. Class A(2)     21,625   11,370    Funds TempCash
  International, Inc.      102,480    5,741 Hewlett-Packard Co.        100,740    4,238    Portfolio -
Whole Foods Market,                         International Business                         Institutional
  Inc.(2)                  134,700    4,999   Machines Corp.            41,900    5,620    Shares (seven-day
                                   -------- KLA-Tencor Corp.(5)        157,550    5,551    effective yield
                                     31,759 Marvell Technology Group                       0.240%)(6)        33,807,491   33,808
                                   --------   Ltd.(2)                  288,480    5,051  ---------------------------------------
                                            Microsoft Corp.            305,900    7,492  TOTAL SECURITIES LENDING COLLATERAL
ENERGY--11.5%                               Oracle Corp.               285,075    7,654  (IDENTIFIED COST $38,468)        38,468
Brigham Exploration                         QUALCOMM, Inc.             169,870    7,665  ---------------------------------------
  Co.(2)                   282,000    5,288 Research In Motion
Cameron International                         Ltd.(2)(5)                73,880    3,597  TOTAL INVESTMENTS--108.8%
  Corp.(2)                 147,150    6,322 SuccessFactors, Inc.(2)    235,000    5,901  (IDENTIFIED COST $369,069)      435,465(1)
Halliburton Co.            227,400    7,520 Symantec Corp.(2)          258,000    3,914  Other assets and liabilities,
National Oilwell Varco,                     Western Union Co. (The)    295,975    5,230    net--(8.8)%                   (35,053)
  Inc.                      93,775    4,170                                    --------                                 --------
Pioneer Natural                                                                 135,850  NET ASSETS--100.0%             $400,412
  Resources Co.(5)         101,800    6,620                                    --------                                 ========
Seadrill Ltd.              140,100    4,061
SM Energy Co.(5)           131,400    4,922 MATERIALS--6.7%                              COUNTRY WEIGHTINGS as of 9/30/10+
Weatherford International                   Agrium, Inc.                78,400    5,879  ---------------------------------------
  Ltd.(2)(5)               423,250    7,238 FMC Corp.                   77,310    5,289  United States
                                   -------- Freeport-McMoRan Copper                        (includes short-term investments) 93%
                                     46,141   & Gold, Inc.              74,215    6,337  Switzerland                          3
                                   -------- Huntsman Corp.             380,850    4,403  Bermuda                              2
                                            Monsanto Co.               100,790    4,831  Canada                               2
FINANCIALS--3.8%                                                               --------  ---------------------------------------
CB Richard Ellis Group,                                                          26,739  Total                              100%
  Inc. Class A(2)          237,600    4,343                                    --------  ---------------------------------------
Citigroup, Inc.(2)       1,479,960    5,772
Goldman Sachs Group,                        TELECOMMUNICATION SERVICES--1.4%             +  % of total investments as of September
  Inc. (The)                33,890    4,900 American Tower Corp.                            30, 2010
                                   --------   Class A(2)               106,370    5,452
                                     15,015 -------------------------------------------  The following table provides a summary of
                                   -------- TOTAL COMMON STOCKS                          inputs used to value the Fund's net assets
                                            (IDENTIFIED COST $324,345)          390,967  as of September 30, 2010 (see Security
HEALTH CARE--9.4%                           -------------------------------------------  Valuation Note 2A in the Notes to
Abbott Laboratories        115,235    6,020                                              Financial Statements):
Alexion Pharmaceuticals,                    EXCHANGE-TRADED FUNDS--1.3%
  Inc.(2)                   81,420    5,240 SPDR S&P Homebuilders                                      Total     Level   Level 2 -
Allergan, Inc.              86,230    5,737   ETF                      318,600    5,037              Value at     1 -   Significant
Amgen, Inc.(2)              70,310    3,875 -------------------------------------------              September  Quoted  Observable
Celgene Corp.(2)(5)        122,890    7,080 TOTAL EXCHANGE-TRADED FUNDS                              30, 2010   Prices    Inputs
Express Scripts,                            (IDENTIFIED COST $5,263)              5,037              --------- -------- -----------
  Inc.(2)                  102,100    4,972 -------------------------------------------  INVESTMENT IN SECURITIES:
Stryker Corp.(5)            92,600    4,634 TOTAL LONG-TERM INVESTMENTS--99.0%           Equity
                                   -------- (IDENTIFIED COST $329,608)          396,004   Securities:
                                     37,558 -------------------------------------------   Common
                                   --------                                                Stocks     $390,967 $390,967    $   --
                                                                                          Exchange-
INDUSTRIALS--12.7%                                                                         Traded
ABB Ltd. Sponsored                                                                         Funds         5,037    5,037        --
  ADR(2)                   287,230    6,066                                               Securities
Atlas Air Worldwide                                                                        Lending
  Holdings, Inc.(2)         66,300    3,335                                                Collateral   38,468   33,808     4,660
Caterpillar, Inc.(5)        75,300    5,925                                               Short-Term
                                                                                           Investments     993      993        --
                                                                                                      -------- --------    ------
                                                                                         Total
                                                                                          Investments $435,465 $430,805    $4,660
                                                                                                      ======== ========    ======

                                                                                         There are no Level 3 (significant
                                                                                         unobservable inputs) priced securities.


                   Footnote explanations are located under the Key Investment Terms and Footnote Legend on page 2.

                                                  See Notes to Financial Statements


                                                                 13

                                                  VIRTUS TACTICAL ALLOCATION FUND
                                                       SCHEDULE OF INVESTMENTS
                                                   SEPTEMBER 30, 2010 (UNAUDITED)

($ reported in thousands)

                             PAR                                          PAR                                     PAR
                            VALUE   VALUE                                VALUE   VALUE                           VALUE      VALUE
                           ------- --------                             ------- --------                      ---------- -----------
U.S. GOVERNMENT SECURITIES--6.5%             NON-AGENCY--CONTINUED                        CONSUMER DISCRETIONARY--CONTINUED
U.S. Treasury Bond                           Merrill Lynch-Countrywide                    Nebraska Book Co., Inc.
  3.500%, 2/15/39(5)       $ 4,100 $  3,967    Commercial Mortgage                          10.000%, 12/1/11    $    500 $    509
U.S. Treasury Note                             Trust 06-4, A3                               8.625%, 3/15/12           55       53
  2.625%, 6/30/14            2,605    2,773    5.172%, 12/12/49         $   425 $    440  Payless Shoesource, Inc.
  3.250%, 12/31/16           1,115    1,217  Morgan Stanley Capital I                       8.250%, 8/1/13           200      204
  4.750%, 8/15/17              160      190    04-T15, A3                                 Royal Caribbean Cruises Ltd.
  3.625%, 2/15/20            3,830    4,200    5.030%, 6/13/41              220      229    8.750%, 2/2/11(5)        455      467
-------------------------------------------    06-T23, A4                                   7.250%, 6/15/16(5)       220      230
TOTAL U.S. GOVERNMENT SECURITIES               5.981%, 8/12/41(3)           470      526  Scientific Games International, Inc.
(IDENTIFIED COST $11,632)            12,347    05-T17, A5                                   9.250%, 6/15/19          305      326
-------------------------------------------    4.780%, 12/13/41             295      318  Sinclair Broadcast Group, Inc.
MORTGAGE-BACKED SECURITIES--14.4%              07-T27, A4                                   8.000%, 3/15/12          350      351
                                               5.802%, 6/11/42(3)           470      521  Time Warner Cable, Inc.
AGENCY--10.5%                                  06-IQ11, A4                                  5.000%, 2/1/20           420      450
FHLMC 5.000%, 1/1/35         4,253    4,507    5.938%, 10/15/42(3)          595      660  United Components, Inc.
FHLMC REMICs                                   05-T19, A4A                                  9.375%, 6/15/13          415      423
  JA-2777                                      4.890%, 6/12/47              130      141  Unitymedia Hessen GmbH & Co.
  4.500%, 11/15/17             123      126    05-IQ9, A3                                   KG/Unitymedia NRW GmbH 144A
  CH-2904                                      4.540%, 7/15/56              270      280    8.125%, 12/1/17 (4)      505      528
  4.500%, 4/15/19              386      404  OBP Depositor LLC Trust 10-OBP,              Videotron Ltee
FNMA                                           A 144A                                       6.375%, 12/15/15         225      231
  4.500%, 12/1/18              453      476    4.646%, 7/15/45 (4)          380      411  WMG Holdings Corp.
  4.000%, 7/1/19               385      408  Wachovia Bank Commercial                       9.500%, 12/15/14
  4.500%, 11/1/20              673      708    Mortgage Trust 05-C19, A5                    (3)(5)                   440      423
  6.000%, 11/1/31              174      191    4.661%, 5/15/44            1,400    1,456                                 --------
  5.500%, 7/1/34             1,262    1,354                                     --------                                    7,410
  6.000%, 11/1/34            2,567    2,802                                        7,420                                 --------
  5.500%, 3/1/36             1,129    1,208  -------------------------------------------  CONSUMER STAPLES--1.5%
  5.500%, 11/1/36              606      646  TOTAL MORTGAGE-BACKED SECURITIES             Altria Group, Inc.
  6.500%, 7/1/37               805      879  (IDENTIFIED COST $25,963)            27,139    9.250%, 8/6/19           555      744
  6.000%, 9/1/37               276      297  -------------------------------------------  Anheuser-Busch InBev
  6.000%, 2/1/38               192      206  ASSET-BACKED SECURITIES--0.1%                  Worldwide, Inc.
  6.500%, 3/1/38             1,924    2,142  Associates Manufactured Housing                3.000%, 10/15/12         400      415
  5.500%, 4/1/38               188      200    Pass-Through Certificate 97-2, A6          Beverages & More, Inc. 144A
  5.500%, 6/1/38               790      841    7.075%, 3/15/28 (3)          106      107    9.625%, 10/1/14 (4)      210      212
  6.000%, 11/1/38              887      953  -------------------------------------------  Delhaize Group
  5.500%, 9/1/39               498      533  TOTAL ASSET-BACKED SECURITIES                  6.500%, 6/15/17          465      554
  4.500%, 9/1/40               655      683  (IDENTIFIED COST $106)                  107  Kraft Foods, Inc.
FNMA REMICs 03-42, HC                        -------------------------------------------    2.625%, 5/8/13           145      150
  4.500%, 12/25/17             148      155  CORPORATE BONDS--21.0%                         6.125%, 2/1/18           245      289
                                   --------  CONSUMER DISCRETIONARY--3.9%                 Stater Brothers Holdings, Inc.
                                     19,719  Affinion Group, Inc.                           8.125%, 6/15/12          435      438
                                   --------    10.125%, 10/15/13            320      330                                 --------
NON-AGENCY--3.9%                             Avis Budget Car Rental LLC/Avis                                                2,802
Banc of America Commercial                     Budget Finance, Inc.                                                      --------
  Mortgage, Inc. 05-1, A4                      7.625%, 5/15/14(5)           275      281  ENERGY--1.5%
  5.229%, 11/10/42(3)          125      132  Cablevision Systems Corp.                    Aquilex Holdings LLC/Aquilex
  06-2, A3                                     8.000%, 4/15/20               40       43    Finance Corp.
  5.900%, 5/10/45(3)           955    1,032  Cequel Communications                          11.125%, 12/15/16        295      294
Bear Stearns Commercial Mortgage               Holdings I LLC/Cequel                      Bristow Group, Inc.
  Securities 04-T16, A6                        Capital Corp. 144A                           6.125%, 6/15/13          335      341
  4.750%, 2/13/46 (3)          115      123    8.625%, 11/15/17 (4)         170      180  Harvest Operations Corp.
Commercial Mortgage Pass-Through             Comcast Corp.                                  7.875%, 10/15/11         410      414
  Certificates 05-C6, A4                       5.700%, 7/1/19               895    1,027  Kinder Morgan Finance Co.
  5.168%, 6/10/44              140      152  Fortune Brands, Inc.                           5.700%, 1/5/16           415      430
  07-C9, A4                                    3.000%, 6/1/12               405      412  Linn Energy LLC/Linn Energy
  6.010%, 12/10/49(3)          160      174  NBC Universal, Inc.                            Finance Corp. 144A
Credit Suisse Mortgage Capital                 144A                                         7.750%, 2/1/21 (4)        95       96
  Certificates 06-C1, A3                       2.100%, 4/1/14(4)            360      362  Petroleos Mexicanos 144A
  5.711%, 2/15/39(3)            45       48    144A                                         4.875%, 3/15/15 (4)      245      264
  06-C5, A3                                    3.650%, 4/30/15(4)           185      195  Petropower I Funding Trust 144A
  5.311%, 12/15/39             270      281    144A                                         7.360%, 2/15/14 (4)      672      682
Greenwich Capital Commercial                   4.375%, 4/1/21(4)            380      385  Plains All American Pipeline
  Funding Corp. 05-GG5, A5                                                                  LP/Plains All American
  5.224%, 4/10/37 (3)          460      496                                                 Finance Corp.
                                                                                            4.250%, 9/1/12            90       94

                  Footnote explanations are located under the Key Investment Terms and Footnote Legend on page 2.

                                                  See Notes to Financial Statements


                                                                 14

                                                  VIRTUS TACTICAL ALLOCATION FUND
                                                SCHEDULE OF INVESTMENTS (CONTINUED)
                                                   SEPTEMBER 30, 2010 (UNAUDITED)

($ reported in thousands)


                             PAR                                          PAR                                     PAR
                            VALUE   VALUE                                VALUE   VALUE                           VALUE      VALUE
                           ------- --------                             ------- --------                      ---------- -----------
ENERGY--CONTINUED                            FINANCIALS--CONTINUED                        INDUSTRIALS--CONTINUED
Rowan Cos., Inc.                             JPMorgan Chase & Co.                         Goodman Global Group, Inc.
  7.875%, 8/1/19           $   160 $    191    5.125%, 9/15/14          $   380 $    417    0.000%, 12/15/14    $    435 $    281
                                   --------    3.700%, 1/20/15              265      280  Hutchison Whampoa International
                                      2,806    Series 1,                                    Ltd. 144A
                                   --------    7.900%, 12/31/49(3)          214      229    5.750%, 9/11/19 (4)      185      206
FINANCIALS--10.4%                            Landry's Holdings, Inc. 144A                 Travelport LLC
AFLAC, Inc.                                    11.500%, 6/1/14 (4)          275      257    9.875%, 9/1/14           220      227
  6.450%, 8/15/40              125      130  Macquarie Group Ltd. 144A                                                   --------
Ally Financial, Inc.                           7.300%, 8/1/14 (4)           910    1,029                                    1,090
  0.000%, 6/15/15              410      296  MetLife, Inc.                                                               --------
American Express Co.                           2.375%, 2/6/14               195      197  INFORMATION TECHNOLOGY--0.6%
  7.250%, 5/20/14              435      510  Metropolitan Life Global                     Corning, Inc.
Bank of America Corp.                          Funding I 144A                               4.250%, 8/15/20          160      168
  5.750%, 8/15/16              435      467    2.875%, 9/17/12 (4)          540      557  Fiserv, Inc.
  5.625%, 7/1/20               380      402  Morgan Stanley                                 6.125%, 11/20/12         455      496
Barclays Bank plc Series 1,                    6.000%, 4/28/15              435      478  Intuit, Inc.
  5.000%, 9/22/16              805      881    6.625%, 4/1/18               440      488    5.750%, 3/15/17           80       91
Bear Stearns Cos., Inc. LLC (The)            PNC Funding Corp.                            Sanmina-SCI Corp. 144A
  7.250%, 2/1/18               330      402    5.125%, 2/8/20               245      265    3.042%, 6/15/14 (3)(4)   370      350
Capital One Capital VI                       Protective Life Secured Trust                Symantec Corp.
  8.875%, 5/15/40              150      158    4.000%, 4/1/11               550      559    2.750%, 9/15/15           65       66
Capital One Financial Corp.                  Prudential Financial, Inc.                   Viasat, Inc.
  7.375%, 5/23/14              455      531    3.625%, 9/17/12              640      665    8.875%, 9/15/16           45       49
CIT Group Funding Co. of                     Rabobank Nederland NV 144A                                                  --------
  Delaware LLC                                 11.000%, 12/31/49 (3)(4)     400      520                                    1,220
  10.250%, 5/1/13              150      156  Regions Financial Corp.                                                     --------
  10.250%, 5/1/14              275      287    0.459%, 6/26/12(3)           865      826  MATERIALS--0.7%
Citigroup, Inc.                                4.875%, 4/26/13              255      258    Ball Corp.
  5.000%, 9/15/14              340      353    5.750%, 6/15/15              255      259    6.750%, 9/15/20          120      128
  4.875%, 5/7/15               225      233  Royal Bank of Scotland plc (The)             Buckeye Technologies, Inc.
CNA Financial Corp.                            3.950%, 9/21/15              240      243    8.500%, 10/1/13          315      320
  5.875%, 8/15/20              165      168    5.625%, 8/24/20              415      435    Dow Chemical Co. (The)
Credit Suisse New York                       SunTrust Banks, Inc.                           5.900%, 2/15/15          405      452
  5.000%, 5/15/13              330      360    5.250%, 11/5/12              485      513  Holcim U.S. Finance
CVS Pass-Through Trust 144A                  Sydney Airport Finance Co.                     S.A.R.L. & Cie S.C.S 144A
  7.507%, 1/10/32 (4)          148      174    Propriety Ltd.                               6.000%, 12/30/19 (4)     195      213
Developers Diversified Realty Corp.            5.125%, 2/22/21              90        90 Huntsman International LLC
  7.875%, 9/1/20               185      192  Teachers Insurance & Annuity                   8.625%, 3/15/20(5)        55       57
Duke Realty LP                               Association of America 144A                 Solutia, Inc.
  5.950%, 2/15/17              435      467    6.850%, 12/16/39 (4)         220      271    7.875%, 3/15/20          120      129
Ford Motor Credit Co. LLC                    UBS Preferred Funding Trust I                                               --------
  7.500%, 8/1/12               260      276    8.622%, 10/29/49(3)          825      825                                    1,299
General Electric Capital Corp.               Wachovia Bank NA                                                            --------
  2.800%, 1/8/13               615      633    5.000%, 8/15/15              250      276  TELECOMMUNICATION SERVICES--1.3%
  4.375%, 9/16/20              400      402  Westfield Capital Corp.,                     AT&T, Inc.
Goldman Sachs Group, Inc. (The)                Ltd./Westfield Finance                       2.500%, 8/15/15          275      280
  3.700%, 8/1/15               125      128    Authority 144A                             GCI, Inc.
  6.000%, 6/15/20              285      314    5.125%, 11/15/14 (4)         420      460    8.625%, 11/15/19         340      365
HSBC Bank USA NA                                                                --------  Global Crossing Ltd.
  4.875%, 8/24/20              250      261                                       19,500    12.000%, 9/15/15         235      267
Icahn Enterprises LP/Icahn                                                      --------  Nextel Communications, Inc.
  Enterprises Finance Corp.                  HEALTH CARE--0.2%                              Series C
  8.000%, 1/15/18              210      212  Boston Scientific Corp.                        5.950%, 3/15/14          320      320
ING Capital Funding Trust III                  6.000%, 1/15/20              200      214  NII Capital Corp.
  8.439%, 12/31/49(3)          475      458  DaVita, Inc.                                   8.875%, 12/15/19         415      463
International Lease Finance Corp.              6.625%, 3/15/13              190      194  Telcordia Technologies, Inc.
  144A                                                                          --------    144A
  8.625%, 9/15/15(4)            45       48                                          408    11.000%, 5/1/18 (4)      210      207
  144A                                                                          --------  Virgin Media Finance plc
  8.750%, 3/15/17(4)           190      204  INDUSTRIALS--0.6%                              8.375%, 10/15/19         235      259
                                             Corrections Corp. of America                 Windstream Corp. 144A
                                               7.750%, 6/1/17               265      286    8.125%, 9/1/18(4)         85       88
                                             DynCorp International, Inc. 144A               7.000%, 3/15/19          170      168
                                               10.375%, 7/1/17 (4)           90       90                                 --------
                                                                                                                            2,417
                                                                                                                         --------
                  Footnote explanations are located under the Key Investment Terms and Footnote Legend on page 2.

                                                  See Notes to Financial Statements


                                                                 15
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

                                                  VIRTUS TACTICAL ALLOCATION FUND
                                                 SCHEDULE OF INVESTMENTS (CONTINUED)
                                                   SEPTEMBER 30, 2010 (UNAUDITED)

($ reported in thousands)


                             PAR
                            VALUE   VALUE                               SHARES   VALUE                           SHARES    VALUE
                           ------- --------                             ------- --------                        -------   -------
UTILITIES--0.3%                              COMMON STOCKS--54.5%                         INFORMATION TECHNOLOGY--11.7%
Calpine Corp. 144A                                                                        Amkor Technology,
  7.875%, 7/31/20 (4)      $    70 $     72  CONSUMER DISCRETIONARY--5.4%                   Inc. (2)(5)          328,000    2,155
CMS Energy Corp.                             AutoZone, Inc.(2)(5)         9,000 $  2,060  Cisco Systems, Inc.(2)  91,000    1,993
  6.250%, 2/1/20               350      370  Best Buy Co., Inc.          55,000    2,246  Corning, Inc.(6)       109,000    1,993
FirstEnergy Solutions Corp.                  Comcast Corp. Class A      110,000    1,989  Hewlett-Packard Co.     49,000    2,061
  6.050%, 8/15/21              180      193  Darden Restaurants, Inc.    45,000    1,925  Intel Corp.             98,000    1,885
                                   --------  McDonald's Corp.(5)         26,000    1,937  International Business
                                        635                                     --------    Machines Corp.        15,000    2,012
-------------------------------------------                                       10,157  Microsoft Corp.         78,000    1,910
TOTAL CORPORATE BONDS                                                           --------  Nokia Oyj Sponsored
(IDENTIFIED COST $37,231)            39,587  CONSUMER STAPLES--3.3%                         ADR(5)               208,000    2,086
-------------------------------------------  Altria Group, Inc.          86,000    2,066  QUALCOMM, Inc.           51,000   2,301
LOAN AGREEMENTS(3)--1.3%                     Clorox Co. (The)            30,000    2,003  Research In Motion
CONSUMER DISCRETIONARY--0.3%                 PepsiCo, Inc.               33,000    2,192    Ltd. (2)(5)           38,000    1,850
KAR Holdings, Inc. Tranche                                                      --------  SanDisk Corp.(2)(5)     50,000    1,833
  3.085%, 10/21/13             500      488                                        6,261                                 --------
CONSUMER STAPLES--0.1%                                                          --------                                   22,079
Roundy's Supermarkets, Inc.                  ENERGY--9.8%                                                                --------
  Tranche                                    Chesapeake Energy Corp.     90,000    2,039  MATERIALS--5.4%
  10.000%, 4/16/16             250      255  Chevron Corp.               26,000    2,107  Alcoa, Inc.(5)         186,000    2,252
FINANCIALS--0.1%                             ConocoPhillips              37,000    2,125  Du Pont (E.I.) de Nemours
AGFS Funding Co. Tranche,                    El Paso Corp.              161,000    1,993    & Co.(6)              45,000    2,008
  7.250%, 4/21/15              265      267  Halliburton Co.             70,000    2,315  Freeport-McMoRan Copper
HEALTH CARE--0.3%                            Massey Energy Co.           60,000    1,861    & Gold, Inc.          25,000    2,135
Biomet, Inc. Tranche B,                      Occidental Petroleum Corp.  26,000    2,036  Nucor Corp.             49,000    1,872
  3.358%, 3/25/15              497      483  Petroleo Brasileiro SA                       Potash Corp. of
INFORMATION TECHNOLOGY--0.3%                   ADR(5)                    54,000    1,959    Saskatchewan, Inc.    13,000    1,872
Reynolds & Reynolds Co. (The)                Williams Cos., Inc. (The)  103,000    1,968                                 --------
  Tranche B,                                                                    --------                                   10,139
  5.250%, 4/21/17              230      231                                       18,403  TELECOMMUNICATION SERVICES--2.2%
MATERIALS--0.2%                                                                 --------  AT&T, Inc.              73,000    2,088
Reynolds Group                               FINANCIALS--3.1%                             Verizon Communications,
  2.375%, 3/16/16              375      377  Citigroup, Inc.(2)         518,000    2,020    Inc.                  61,000    1,988
UTILITIES--0.2%                              Goldman Sachs Group, Inc.                                                   --------
Calpine Corp. Tranche,                         (The)                     13,000    1,880                                    4,076
  3.415%, 3/29/14              341      334  Hudson City Bancorp, Inc.                                                   --------
-------------------------------------------    (5)                      166,000    2,035  UTILITIES--1.1%
TOTAL LOAN AGREEMENTS                                                           --------  Exelon Corp.            47,000    2,001
(IDENTIFIED COST $2,426)              2,435                                        5,935  ---------------------------------------
-------------------------------------------                                     --------  TOTAL COMMON STOCKS
                                             HEALTH CARE--4.4%                            (IDENTIFIED COST $85,319)       102,640
                            SHARES           Biogen Idec, Inc.(2)        36,000    2,020  ---------------------------------------
                           -------           Gilead Sciences, Inc.(2)(5) 59,000    2,101  TOTAL LONG-TERM INVESTMENTS--97.9%
PREFERRED STOCK--0.1%                        Johnson & Johnson           35,000    2,169  (IDENTIFIED COST $162,873)      184,491
FINANCIALS--0.1%                             UnitedHealth Group, Inc.    60,000    2,107  ---------------------------------------
Citigroup Capital XII                                                           --------  SHORT-TERM INVESTMENTS--2.1%
  7.875%                     7,000      175                                        8,397  MONEY MARKET MUTUAL FUNDS--2.1%
GMAC, Inc. Series G 144A                                                        --------  BlackRock Liquidity Funds
  7.00%                         68       61  INDUSTRIALS--8.1%                              TempFund Portfolio -
-------------------------------------------  Alaska Air Group, Inc.(2)   43,000    2,194    Institutional Shares
TOTAL PREFERRED STOCK                        Caterpillar, Inc.           28,000    2,203    (seven-day effective
(IDENTIFIED COST $196)                  236  Continental Airlines, Inc.                     yield 0.229%)      3,909,070    3,909
-------------------------------------------    Class B(2)(5)             92,000    2,285  ---------------------------------------
                                             DryShips, Inc.(2)(5)       469,000    2,256  TOTAL SHORT-TERM INVESTMENTS
                                             Foster Wheeler AG(2)        86,000    2,103  (IDENTIFIED COST $3,909)          3,909
                                             L-3 Communications                           ---------------------------------------
                                               Holdings, Inc.            28,000    2,024
                                             Union Pacific Corp.         26,000    2,127
                                                                                --------
                                                                                  15,192
                                                                                --------

                  Footnote explanations are located under the Key Investment Terms and Footnote Legend on page 2.

                                                  See Notes to Financial Statements


                                                                 16
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

                                                  VIRTUS TACTICAL ALLOCATION FUND
                                                 SCHEDULE OF INVESTMENTS (CONTINUED)
                                                   SEPTEMBER 30, 2010 (UNAUDITED)

($ reported in thousands)

                             SHARES     VALUE
                           ---------  -------
SECURITIES LENDING COLLATERAL--13.5%
  BlackRock Institutional
  Money Market Trust
  (seven-day effective
  yield 0.309%)(6)          3,073,538 $ 3,074
BlackRock Liquidity Funds
  TempCash Portfolio --
  Institutional Shares
  (seven-day effective
  yield 0.240%)(6)         22,297,201  22,297
---------------------------------------------
TOTAL SECURITIES LENDING COLLATERAL
(IDENTIFIED COST $25,371)              25,371
---------------------------------------------
TOTAL INVESTMENTS--113.5%
(IDENTIFIED COST $192,153)            213,771(1)
Other Assets and Liabilities--
  (13.5)%                             (25,502)
                                     --------
NET ASSETS--100.0%                   $188,269
                                     ========

COUNTRY WEIGHTINGS as of 9/30/10+
------------------------------------------
United States
  (includes short-term investments)    91%
Canada                                  2
Australia                               1
Bermuda                                 1
Brazil                                  1
Finland                                 1
Greece                                  1
Other                                   2
------------------------------------------
Total                                 100%
------------------------------------------

+  % of total investments as of September 30, 2010

                  Footnote explanations are located under the Key Investment Terms and Footnote Legend on page 2.

                                                  See Notes to Financial Statements

                                                                 17
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

                                                   VIRTUS TACTICAL ALLOCATION FUND
                                                 SCHEDULE OF INVESTMENTS (CONTINUED)
                                                   SEPTEMBER 30, 2010 (UNAUDITED)

($ reported in thousands)

The  following  table  provides a summary of inputs  used to value the Fund's net  assets as of  September  30,  2010 (see  Security
Valuation Note 2A in the Notes to Financial Statements):

                                                                           Level 2 -      Level 3 -
                                                                          Significant    Significant
                                       Total Value at       Level 1 -     Observable    Unobservable
                                     September 30, 2010   Quoted Prices     Inputs         Inputs
                                     ------------------   -------------   -----------   ------------
INVESTMENT IN SECURITIES:
Debt Securities:
   U.S. Government Securities             $ 12,347           $     --       $12,347         $ --
   Mortgage-Backed Securities               27,139                 --        27,139           --
   Asset-Backed Securities                     107                 --           107           --
   Corporate Bonds                          39,587                 --        39,375          212
   Loan Agreements                           2,435                 --         2,435           --
Equity Securities:
   Preferred Stocks                            236                236            --           --
   Common Stocks                           102,640            102,640            --           --
   Securities Lending Collateral            25,371             22,297         3,074           --
   Short-Term Investments                    3,909              3,909            --           --
                                          --------           --------       -------         ----
Total Investments                         $213,771           $129,082       $84,477         $212
                                          ========           ========       =======         ====

The following is a reconciliation of assets of the Fund for Level 3 investments for which significant  unobservable inputs were used to determine fair value:

                                                              Corporate
                                                                Bonds
                                                              ---------
INVESTMENT IN SECURITIES:
BALANCE AS OF MARCH 31, 2010 ..............................     $ --
Accrued discounts/premiums ................................       --
Realized gain (loss) ......................................       --
Change in unrealized appreciation (depreciation) ..........       --
Net purchases (sales) .....................................       --
Transfers in and/or out of Level 3(1) .....................      212
                                                                ----
BALANCE AS OF SEPTEMBER 30, 2010 ..........................     $212
                                                                ====

(1)  "Transfers in and/or out" represent the ending value as of September 30, 2010, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.

    Security abbreviation definitions and footnote explanations are located under the Key Investment Terms and Footnote Legend on page 2.

                                                  See Notes to Financial Statements


                                                                 18

                         THIS PAGE INTENTIONALLY BLANK.

                                                         VIRTUS EQUITY TRUST
                                                STATEMENTS OF ASSETS AND LIABILITIES
                                                   SEPTEMBER 30, 2010 (UNAUDITED)

(Reported in thousands except shares and per share amounts)

                                                         ----------   ---------   ----------    ----------    ----------
                                                          GROWTH &     MID-CAP      MID-CAP       QUALITY       QUALITY
                                                           INCOME        CORE       GROWTH       LARGE-CAP     SMALL-CAP
                                                            FUND         FUND        FUND       VALUE FUND        FUND
                                                         ----------   ---------   ----------    ----------    ------------
ASSETS
Investment in securities at value(1)(2) ..............   $  143,858   $   901     $  105,421    $   52,684    $   268,093
Receivables
   Investment securities sold ........................          629        --          6,683           311             --
   Fund shares sold ..................................            7        --              8            25          1,689
   Receivable from adviser ...........................           --         5             --            --             --
   Dividends and interest receivable .................           95         1             43           101            463
Trustee retainer .....................................            1        --(3)          --(3)         --(3)           1
Prepaid expenses .....................................           32        21             23            24             30
                                                         ----------   -------     ----------    ----------    -----------
         Total assets ................................      144,622       928        112,178        53,145        270,276
                                                         ----------   -------     ----------    ----------    -----------
LIABILITIES
Payables
   Fund shares repurchased ...........................          247        --             39            44            291
   Investment securities purchased ...................           --        --          5,977          --            2,052
   Collateral on securities loaned ...................       30,295       182         21,621         8,714         38,610
   Investment advisory fee ...........................           39        --             41            17            113
   Distribution and service fees .....................           40        --(3)          21            11             33
   Administration fee ................................           13        --(3)          10             5             25
   Transfer agent fees and expenses ..................           59        --(3)          34            17             92
   Professional fee ..................................           19        18             18            18             31
   Other accrued expenses ............................           11         1              7             4             39
                                                         ----------   -------     ----------    ----------    -----------
         Total liabilities ...........................       30,723       201         27,768         8,830         41,286
                                                         ----------   -------     ----------    ----------    -----------
NET ASSETS ...........................................   $  113,899   $   727     $   84,410    $   44,315    $   228,990
                                                         ==========   =======     ==========    ==========    ===========
NET ASSETS CONSIST OF:
   Capital paid in on shares of beneficial interest ..   $  140,728   $   636     $  106,816    $   73,923    $   208,048
   Accumulated undistributed net investment
      income (loss) ..................................          167       --(3)           42           121            769
   Accumulated undistributed net realized gain
      (loss) .........................................      (48,072)       10        (35,635)      (33,781)        (6,271)
   Net unrealized appreciation (depreciation) on
      investments ....................................       21,076        81         13,187         4,052         26,444
                                                         ----------   -------     ----------    ----------    -----------
NET ASSETS ...........................................   $  113,899   $   727     $   84,410    $   44,315    $   228,990
                                                         ==========   =======     ==========    ==========    ===========
CLASS A
Net asset value (net assets/shares outstanding) per
   share .............................................   $    14.10   $ 12.29     $    13.93    $     8.90    $     10.14
Maximum offering price per share NAV/(1-5.75%) .......   $    14.96   $ 13.04     $    14.78    $     9.44    $     10.76
Shares of beneficial interest outstanding, no par
   value, unlimited authorization ....................    5,546,978    36,259      5,466,812     4,551,045      9,072,225
Net Assets ...........................................   $   78,222   $   445     $   76,179    $   40,527    $    91,954

CLASS B
Net asset value (net assets/shares outstanding) and
   offering price per share ..........................   $    13.52   $    --     $    12.10    $       --    $        --
Shares of beneficial interest outstanding, no par
   value, unlimited authorization ....................      319,359        --        211,322            --             --
Net Assets ...........................................   $    4,317   $    --     $    2,556    $       --    $        --

CLASS C
Net asset value (net assets/shares outstanding) and
   offering price per share ..........................   $    13.50   $ 12.20     $    12.10    $     8.78    $     10.13
Shares of beneficial interest outstanding, no par
   value, unlimited authorization ....................    1,914,765    10,158        362,164       398,016      1,851,826
Net Assets ...........................................   $   25,843   $   124     $    4,381    $    3,495    $    18,750

CLASS I
Net asset value (net assets/shares outstanding) and
   offering price per share ..........................   $    14.09   $ 12.32     $    14.05    $     8.91    $     10.14
Shares of beneficial interest outstanding, no par
   value, unlimited authorization ....................      391,664    12,832         92,148        32,839     11,665,061
Net Assets ...........................................   $    5,517   $   158     $    1,294    $      293    $   118,286

(1) Investment in securities at cost .................   $  122,782   $   820     $   92,234    $   48,632    $   241,649
(2) Market value of securities on loan ...............   $   29,040   $   176     $   20,486    $    8,382    $    37,013
(3) Amount is less than $500 (not reported in thousands)

                                                  See Notes to Financial Statements


                                                                 20

                                                         VIRTUS EQUITY TRUST
                                          STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
                                                   SEPTEMBER 30, 2010 (UNAUDITED)

(Reported in thousands except shares and per share amounts)

                                                         ----------   -----------   -----------   -----------
                                                          SMALL-CAP    SMALL-CAP     STRATEGIC      TACTICAL
                                                            CORE      SUSTAINABLE      GROWTH      ALLOCATION
                                                            FUND      GROWTH FUND       FUND          FUND
                                                         ----------   -----------   -----------   -----------
ASSETS
Investment in securities at value(1)(2) ..............   $  143,305   $   75,853    $   435,465   $   213,771
Receivables
   Investment securities sold ........................           --           --         28,439         5,360
   Fund shares sold ..................................          356            1              2            48
   Dividends and interest receivable .................           27           30            170           828
   Tax reclaims ......................................           --           --              9            --
   Trustee retainer ..................................            1           --(3)           2             1
Prepaid expenses .....................................           33           25             31            26
                                                         ----------   ----------    -----------   -----------
         Total assets ................................      143,722       75,909        464,118       220,034
                                                         ----------   ----------    -----------   -----------
LIABILITIES
Cash overdraft .......................................           --           --             --            31
Payables
   Fund shares repurchased ...........................           52          110            526           278
   Investment securities purchased ...................           --           --         24,122         5,826
   Collateral on securities loaned ...................       22,011       17,137         38,468        25,371
   Investment advisory fee ...........................           74           15            217           107
   Distribution and service fees .....................           11           14             87            40
   Administration fee ................................           14            7             46            22
   Transfer agent fees and expenses ..................           29           49            183            48
   Professional fee ..................................           22           25             24            21
   Other accrued expenses ............................           33            2             33            21
                                                         ----------   ----------    -----------   -----------
         Total liabilities ...........................       22,246       17,359         63,706        31,765
                                                         ----------   ----------    -----------   -----------
NET ASSETS ...........................................   $  121,476   $   58,550    $   400,412   $   188,269
                                                         ==========   ==========    ===========   ===========
NET ASSETS CONSIST OF:
   Capital paid in on shares of beneficial interest ..   $  106,600   $   55,198    $   466,736   $   189,497
   Accumulated undistributed net investment income
      (loss) .........................................          378          153           (695)           32
   Accumulated undistributed net realized gain
      (loss) .........................................          359        1,317       (132,025)      (22,878)
   Net unrealized appreciation (depreciation) on
      investments ....................................       14,139        1,882         66,396        21,618
                                                         ----------   ----------    -----------   -----------
NET ASSETS ...........................................   $  121,476   $   58,550    $   400,412   $   188,269
                                                         ==========   ==========    ===========   ===========
CLASS A
Net asset value (net assets/shares outstanding) per
   share .............................................   $    14.89   $     9.07    $      7.93   $      8.13
Maximum offering price per share NAV/(1-5.75%) .......   $    15.80   $     9.62    $      8.41   $      8.63
Shares of beneficial interest outstanding, no par
   value, unlimited authorization ....................    1,614,387    5,513,317     48,383,995    22,811,237
Net Assets ...........................................   $   24,041   $   49,995    $   383,640   $   185,411

CLASS B
Net asset value (net assets/shares outstanding) and
  offering price per share ...........................   $       --   $       --    $      6.91   $      8.20
Shares of beneficial interest outstanding, no par
   value, unlimited authorization ....................           --           --        935,242       190,584
Net Assets ...........................................   $       --   $       --    $     6,458   $     1,564

CLASS C
Net asset value (net assets/shares outstanding) and
   offering price per share ..........................   $    13.82   $     8.78    $      6.91   $      8.28
Shares of beneficial interest outstanding, no par
   value, unlimited authorization ....................      527,114      620,497        960,198       156,366
Net Assets ...........................................   $    7,285   $    5,447    $     6,634   $     1,294

CLASS I
Net asset value (net assets/shares outstanding) and
   offering price per share ..........................   $    15.28   $     9.08    $      8.02   $        --
Shares of beneficial interest outstanding, no par
   value, unlimited authorization ....................    5,901,385      342,183        458,862            --
Net Assets ...........................................   $   90,150   $    3,108    $     3,680   $        --

(1) Investment in securities at cost .................   $  129,166   $   73,971    $   369,069   $   192,153
(2) Market value of securities on loan ...............   $   21,197   $   16,542    $    36,632   $    24,284
(3) Amount is less than $500 (not reported in thousands)

                                                  See Notes to Financial Statements


                                                                 21

                                                         VIRTUS EQUITY TRUST
                                                      STATEMENTS OF OPERATIONS
                                           SIX MONTHS ENDED SEPTEMBER 30, 2010 (UNAUDITED)

($ reported in thousands)

                                                                             --------   -------   -------   ----------   ---------
                                                                             GROWTH &   MID-CAP   MID-CAP     QUALITY     QUALITY
                                                                              INCOME      CORE     GROWTH    LARGE-CAP   SMALL-CAP
                                                                               FUND       FUND      FUND    VALUE FUND      FUND
                                                                             --------   -------   -------   ----------   ---------
INVESTMENT INCOME
   Dividends .............................................................   $  1,282   $  5      $   656   $    545      $ 1,956
   Security lending ......................................................         29     --(1)        15          5          258
   Foreign taxes withheld ................................................        (20)    --           --         --           --
                                                                             --------   ----      -------   --------      -------
     Total investment income .............................................      1,291      5          671        550        2,214
                                                                             --------   ----      -------   --------      -------
EXPENSES
   Investment advisory fees ..............................................        448      3          333        168          603
   Service fees, Class A .................................................        103      1           94         51           79
   Distribution and service fees, Class B ................................         23     --           13         --           --
   Distribution and service fees, Class C ................................        132      1           22         18           56
   Administration fees ...................................................         84     --(1)        59         31          113
   Transfer agent fee and expenses .......................................        172     --(1)       112         58          220
   Custodian fees ........................................................          3     --(1)         1         --(1)         3
   Printing fees and expenses ............................................         16      1           11          6          107
   Professional fees .....................................................         15     14           14         14           53
   Registration fees .....................................................         25     23           26         19           21
   Trustees' fee and expenses ............................................          6     --(1)         4          2            8
   Miscellaneous expenses ................................................          9      1            6          4           10
                                                                             --------   ----      -------   --------      -------
      Total expenses .....................................................      1,036     44          695        371        1,273
   Less expenses reimbursed and/or waived by investment adviser ..........       (181)   (39)         (66)       (56)         (59)
                                                                             --------   ----      -------   --------      -------
      Net expenses .......................................................        855      5          629        315        1,214
                                                                             --------   ----      -------   --------      -------
   NET INVESTMENT INCOME (LOSS) ..........................................        436     --(1)        42        235        1,000
                                                                             --------   ----      -------   --------      -------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized gain (loss) on investments ...............................      7,623     10        3,338        106       12,157
   Net change in unrealized appreciation (depreciation) on investments ...    (15,421)   (17)      (4,150)    (1,335)      (4,135)
                                                                             --------   ----      -------   --------      -------
NET GAIN (LOSS) ON INVESTMENTS ...........................................     (7,798)    (7)        (812)    (1,229)       8,022
                                                                             --------   ----      -------   --------      -------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..........   $ (7,362)  $ (7)     $  (770)  $   (994)     $ 9,022
                                                                             ========   ====      =======   ========      =======

(1) Amount is less than $500 (not reported in thousands)

                                                  See Notes to Financial Statements


                                                                 22

                                                         VIRTUS EQUITY TRUST
                                                STATEMENTS OF OPERATIONS (CONTINUED)
                                         SIX MONTHS ENDED SEPTEMBER 30, 2010 (UNAUDITED)

($ reported in thousands)

                                                                                  ---------   -----------   ---------   ----------
                                                                                  SMALL-CAP    SMALL-CAP    STRATEGIC    TACTICAL
                                                                                     CORE     SUSTAINABLE     GROWTH    ALLOCATION
                                                                                     FUND     GROWTH FUND      FUND        FUND
                                                                                  ---------   -----------   ---------   ----------
INVESTMENT INCOME
   Dividends ..................................................................    $ 1,044      $   416     $  2,242    $ 1,092
   Interest ...................................................................         --           --           --      1,959
   Security lending ...........................................................         13           29           24         18
   Foreign taxes withheld .....................................................         --           --           --        (18)
                                                                                   -------      -------     --------    -------
      Total investment income .................................................      1,057          445        2,266      3,051
                                                                                   -------      -------     --------    -------
EXPENSES
   Investment advisory fees ...................................................        339          150        1,396        659
   Service fees, Class A ......................................................         24           34          477        231
   Distribution and service fees, Class B .....................................          2           --           34          9
   Distribution and service fees, Class C .....................................         32           15           33          7
   Administration fees ........................................................         62           24          279        137
   Transfer agent fee and expenses ............................................         83           78          632        169
   Custodian fees .............................................................          3            1            4          4
   Printing fees and expenses .................................................         53           19           48         24
   Professional fees ..........................................................         49           14           21         18
   Registration fees ..........................................................         22           18           29         22
   Trustees' fee and expenses .................................................          4            2           18          9
   Miscellaneous expenses .....................................................          6            3           22         15
                                                                                   -------      -------     --------    -------
      Total expenses ..........................................................        679          358        2,993      1,304
   Less expenses reimbursed and/or waived by investment adviser ...............         --          (66)         (32)        --
                                                                                   -------      -------     --------    -------
      Total expenses ..........................................................        679          292        2,961      1,304
                                                                                   -------      -------     --------    -------
   NET INVESTMENT INCOME (LOSS) ...............................................        378          153         (695)     1,747
                                                                                   -------      -------     --------    -------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized gain (loss) on investments ....................................      7,843        6,385        9,474      5,193
   Net change in unrealized appreciation (depreciation) on investments ........     (5,663)      (6,765)     (19,118)    (6,771)
   Net change in unrealized appreciation (depreciation) on foreign currency
      translation .............................................................         --           --           --         --(1)
                                                                                   -------      -------     --------    -------
NET GAIN (LOSS) ON INVESTMENTS ................................................      2,180         (380)      (9,644)    (1,578)
                                                                                   -------      -------     --------    -------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ...............    $ 2,558      $  (227)    $(10,339)   $   169
                                                                                   =======      =======     ========    =======

(1) Amount is less than $500 (not reported in thousands)

                                                  See Notes to Financial Statements


                                                                 23

                                                         VIRTUS EQUITY TRUST
                                                 STATEMENTS OF CHANGES IN NET ASSETS

(Reported in thousands)

                                                   -----------------------------------   -------------------------------------
                                                           GROWTH & INCOME FUND                    MID-CAP CORE FUND
                                                   -----------------------------------   -------------------------------------
                                                    SIX MONTHS ENDED                      SIX MONTHS ENDED     FROM INCEPTION,
                                                   SEPTEMBER 30, 2010     YEAR ENDED     SEPTEMBER 30, 2010   JUNE 22, 2009 TO
                                                       (UNAUDITED)      MARCH 31, 2010       (UNAUDITED)       MARCH 31, 2010
                                                   ------------------   --------------   ------------------   ----------------
INCREASE/(DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss) ...................        $    436          $   1,098             $ --(1)            $  1
Net realized gain (loss) .......................           7,623             20,068               10                  9
Net change in unrealized appreciation
   (depreciation) ..............................         (15,421)            35,408              (17)                98
                                                        --------          ---------             ----               ----
INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS .............................          (7,362)            56,574               (7)               108
                                                        --------          ---------             ----               ----
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income, Class A ..............            (510)            (1,404)              (1)                --
   Net investment income, Class B ..............             (10)               (48)              --                 --
   Net investment income, Class C ..............             (69)              (210)              --                 --
   Net investment income, Class I ..............             (43)              (179)              --(1)              --
   Net realized short-term gains, Class A ......              --                 --               (3)                (2)
   Net realized short-term gains, Class C ......              --                 --               (1)                (1)
   Net realized short-term gains, Class I ......              --                 --               (1)                (1)
   Net realized long-term gains, Class A .......              --                 --               --                 --(1)
   Net realized long-term gains, Class C .......              --                 --               --                 --(1)
   Net realized long-term gains, Class I .......              --                 --               --                 --(1)
                                                        --------          ---------             ----               ----
DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO
   SHAREHOLDERS ................................            (632)            (1,841)              (6)                (4)
                                                        --------          ---------             ----               ----
FROM SHARE TRANSACTIONS (SEE NOTE 5)
   Change in net assets from share transactions,
      Class A ..................................         (12,639)           (28,903)             107                295
   Change in net assets from share transactions,
      Class B ..................................          (1,106)            (2,880)              --                 --
   Change in net assets from share transactions,
      Class C ..................................          (2,312)            (4,100)               1                101
   Change in net assets from share transactions,
      Class I ..................................          (3,150)            (4,658)               1                131
                                                        --------          ---------             ----               ----
INCREASE (DECREASE) IN NET ASSETS FROM SHARE
   TRANSACTIONS ................................         (19,207)           (40,541)             109                527
                                                        --------          ---------             ----               ----
CAPITAL CONTRIBUTIONS
   Fair Funds settlement(2) ....................              --                 --               --                 --
                                                        --------          ---------             ----               ----
NET INCREASE (DECREASE) IN NET ASSETS ..........         (27,201)            14,192               96                631

NET ASSETS
   Beginning of period .........................         141,100            126,908              631                 --
                                                        --------          ---------             ----               ----
END OF PERIOD ..................................        $113,899          $ 141,100             $727               $631
                                                        ========          =========             ====               ====
Accumulated undistributed net investment income
   (loss) at end of period .....................             167                363               --(1)               1

(1)  Amount is less than $500 (not reported in thousands)

(2)  The Fund was a recipient of a portion of a  distribution  from a Fair Fund  established  by the United  States  Securities  and
     Exchange Commission.

     The proceeds received were part of the Millennium Partners, L.P. and Bear Stearns & Co., Inc. settlements.

                                                  See Notes to Financial Statements


                                                                 24

-----------------------------------   -----------------------------------   -----------------------------------
        MID-CAP GROWTH FUND               QUALITY LARGE-CAP VALUE FUND             QUALITY SMALL-CAP FUND
-----------------------------------   -----------------------------------   -----------------------------------
 SIX MONTHS ENDED                      SIX MONTHS ENDED                      SIX MONTHS ENDED
SEPTEMBER 30, 2010     YEAR ENDED     SEPTEMBER 30, 2010     YEAR ENDED     SEPTEMBER 30, 2010     YEAR ENDED
    (UNAUDITED)      MARCH 31, 2010       (UNAUDITED)      MARCH 31, 2010       (UNAUDITED)      MARCH 31, 2010
------------------   --------------   ------------------   --------------   ------------------   --------------


     $    42            $  (462)           $   235            $    572           $  1,000           $ 1,212
       3,338             (3,876)               106               7,096             12,157            (3,838)

      (4,150)            39,199             (1,335)             11,369             (4,135)           38,907
     -------            -------            -------            --------           --------           -------

        (770)            34,861               (994)             19,037              9,022            36,281
     -------            -------            -------            --------           --------           -------

          --                 --               (405)               (669)              (200)             (403)
          --                 --                 --                  --                 --                --
          --                 --                (22)                (24)                (7)              (15)
          --                 --                 (4)                 (2)              (404)             (721)
          --                 --                 --                  --                 --                --
          --                 --                 --                  --                 --                --
          --                 --                 --                  --                 --                --
          --                 --                 --                  --                 --                --
          --                 --                 --                  --                 --                --
          --                 --                 --                  --                 --                --
     -------            -------            -------            --------           --------           -------

          --                 --               (431)               (695)              (611)           (1,139)
     -------            -------            -------            --------           --------           -------


      (2,714)            (5,693)            (1,793)            (17,729)            50,997               540

        (685)            (2,252)                --                  --                 --                --

        (336)               597               (316)               (312)            14,516               906

         (30)               105                (31)                241             57,234             2,957

     -------            -------            -------            --------           --------           -------

      (3,765)            (7,243)            (2,140)            (17,800)           122,747             4,403
     -------            -------            -------            --------           --------           -------

          --                 25                 --                  --                 --                --
     -------            -------            -------            --------           --------           -------

      (4,535)            27,643             (3,565)                542            131,158            39,545

      88,945             61,302             47,880              47,338             97,832            58,287
     -------            -------            -------            --------           --------           -------
     $84,410            $88,945            $44,315            $ 47,880           $228,990           $97,832
     =======            =======            =======            ========           ========           =======

          42                 --                121                 317                769               380


                                                                 25

                                                         VIRTUS EQUITY TRUST
                                           STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

(Reported in thousands)

                                                                                              --------------------------------------
                                                                                                         SMALL-CAP CORE FUND
                                                                                              --------------------------------------
                                                                                                SIX MONTHS ENDED
                                                                                               SEPTEMBER 30, 2010      YEAR ENDED
                                                                                                   (UNAUDITED)       MARCH 31, 2010
                                                                                              --------------------   ---------------
INCREASE/(DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss) ..............................................................        $     378            $   (114)
Net realized gain (loss) ..................................................................            7,843               1,134
Net change in unrealized appreciation (depreciation) ......................................           (5,663)             17,590
                                                                                                   ---------            --------

INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ...............................            2,558              18,610
                                                                                                   ---------            --------

FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income, Class A ..........................................................              --                  --
   Net investment income, Class B .........................................................               --                  --
   Net investment income, Class C .........................................................               --                  --
   Net realized short-term gains, Class A .................................................               --                  --
   Net realized short-term gains, Class B .................................................               --                  --
   Net realized short-term gains, Class C .................................................               --                  --
   Net realized short-term gains, Class I .................................................               --                  --
   Net realized long-term gains, Class A ..................................................               --                  --
   Net realized long-term gains, Class B ..................................................               --                  --
   Net realized long-term gains, Class C ..................................................               --                  --
   Net realized long-term gains, Class I ..................................................               --                  --
                                                                                                   ---------            --------
DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS .................................               --                  --
                                                                                                   ---------            --------

FROM SHARE TRANSACTIONS (SEE NOTE 5)
   Change in net assets from share transactions, Class A ..................................            8,463                (935)
   Change in net assets from share transactions, Class B ..................................             (768)               (310)
   Change in net assets from share transactions, Class C ..................................            1,250               1,110
   Change in net assets from share transactions, Class I ..................................           56,225               3,300
                                                                                                   ---------            --------

INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS .................................           65,170               3,165
                                                                                                   ---------            --------
CAPITAL CONTRIBUTIONS
   Fair Funds settlement(1) ...............................................................               --                   5
                                                                                                   ---------            --------
NET INCREASE (DECREASE) IN NET ASSETS .....................................................           67,728              21,780
NET ASSETS
Beginning of period .......................................................................           53,748              31,968
                                                                                                   ---------            --------

END OF PERIOD .............................................................................        $ 121,476            $ 53,748
                                                                                                   =========            ========

Accumulated undistributed net investment income (loss) at end of period ...................              378                  --


(1)  The Fund was a recipient of a portion of a distribution from a Fair Fund established by the United States Securities and
     Exchange Commission.
     The proceeds received were part of the Millennium Partners, L.P. and Bear Stearns & Co., Inc. settlements.

                                                  See Notes to Financial Statements


                                                                 26

-----------------------------------             -----------------------------------             -----------------------------------
 SMALL-CAP SUSTAINABLE GROWTH FUND                     STRATEGIC GROWTH FUND                           TACTICAL ALLOCATION FUND
-----------------------------------             -----------------------------------             -----------------------------------
 SIX MONTHS ENDED                                SIX MONTHS ENDED                                SIX MONTHS ENDED
SEPTEMBER 30, 2010     YEAR ENDED               SEPTEMBER 30, 2010     YEAR ENDED               SEPTEMBER 30, 2010     YEAR ENDED
   (UNAUDITED)       MARCH 31, 2010                 (UNAUDITED)      MARCH 31, 2010                 (UNAUDITED)      MARCH 31, 2010
------------------   --------------             ------------------   --------------             ------------------   ---------------


  $    153              $   (45)                     $    (695)         $    (661)                   $   1,747         $   3,989
     6,385                  130                          9,474             26,640                        5,193             6,088
    (6,765)               3,535                        (19,118)            52,022                       (6,771)           42,225
  --------              -------                      ---------          ---------                    ---------         ---------

      (227)               3,620                        (10,339)            78,001                          169            52,302
  --------              -------                      ---------          ---------                    ---------         ---------
        --                   --                             --                 --                       (1,755)           (4,428)
        --                   --                             --                 --                          (10)              (36)
        --                   --                             --                 --                           (7)              (18)
        --                   --                         (9,603)                --                           --                --
        --                   --                           (184)                --                           --                --
        --                   --                           (189)                --                           --                --
        --                   --                            (91)                --                           --                --
        --                   --                         (7,523)                --                           --                --
        --                   --                           (144)                --                           --                --
        --                   --                           (148)                --                           --                --
        --                   --                            (71)                --                           --                --
  --------              -------                      ---------          ---------                    ---------         ---------

        --                   --                        (17,953)                --                       (1,772)           (4,482)
  --------              -------                      ---------          ---------                    ---------         ---------
    48,843               (2,058)                        (9,600)           276,167                       (9,012)          (14,568)
        --                   --                         (1,034)             3,893                         (376)             (842)
     5,116                   87                           (177)             3,726                         (157)              401
      (819)              (4,372)                           114               (654)                          --                --
  --------              -------                      ---------          ---------                    ---------         ---------

    53,140               (6,343)                       (10,697)           283,132                       (9,545)          (15,009)
  --------              -------                      ---------          ---------                    ---------         ---------
        --                   --                             --                 --                           --                 3
  --------              -------                      ---------          ---------                    ---------         ---------
    52,913               (2,723)                       (38,989)           361,133                      (11,148)           32,814
     5,637                8,360                        439,401             78,268                      199,417           166,603
  --------              -------                      ---------          ---------                    ---------         ---------

  $ 58,550              $ 5,637                      $ 400,412          $ 439,401                    $ 188,269         $ 199,417
  ========              =======                      =========          =========                    =========         =========

       153                   --                          (695)                 --                           32                57


                                                  See Notes to Financial Statements


                                                                 27



                                                   VIRTUS EQUITY TRUST
                                                  FINANCIAL HIGHLIGHTS
                              SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
                                                  THROUGHOUT EACH PERIOD


                       NET ASSET     NET        NET                  DIVIDENDS DISTRIBUTIONS
                         VALUE,  INVESTMENT REALIZED AND TOTAL FROM  FROM NET     FROM NET                 CHANGE IN
                       BEGINNING   INCOME    UNREALIZED  INVESTMENT INVESTMENT    REALIZED       TOTAL     NET ASSET
                       OF PERIOD  (LOSS)(2)  GAIN (LOSS) OPERATIONS   INCOME       GAINS     DISTRIBUTIONS   VALUE
                       --------- ---------- ------------ ---------- ---------- ------------- ------------- ---------
GROWTH & INCOME FUND
CLASS A
4/1/10 to 9/30/10(9)     $14.87     0.06       (0.74)      (0.68)     (0.09)          --         (0.09)      (0.77)
4/1/09 to 3/31/10         10.15     0.12        4.78        4.90      (0.18)          --         (0.18)       4.72
4/1/08 to 3/31/09         16.47     0.17       (6.33)      (6.16)     (0.16)          --         (0.16)      (6.32)
9/1/07 to 3/31/08         18.08     0.08       (1.65)      (1.57)     (0.04)          --         (0.04)      (1.61)
9/1/06 to 8/31/07         15.96     0.10        2.20        2.30      (0.18)          --         (0.18)       2.12
9/1/05 to 8/31/06         14.74     0.13        1.19        1.32      (0.10)          --         (0.10)       1.22

CLASS B
4/1/10 to 9/30/10(9)     $14.24     0.01       (0.70)      (0.69)     (0.03)          --         (0.03)      (0.72)
4/1/09 to 3/31/10          9.73     0.02        4.58        4.60      (0.09)          --         (0.09)       4.51
4/1/08 to 3/31/09         15.71     0.05       (6.03)      (5.98)        --           --            --       (5.98)
9/1/07 to 3/31/08         17.31       --(5)    (1.58)      (1.58)     (0.02)          --         (0.02)      (1.60)
9/1/06 to 8/31/07         15.26    (0.02)       2.10        2.08      (0.03)          --         (0.03)       2.05
9/1/05 to 8/31/06         14.13     0.01        1.14        1.15      (0.02)          --         (0.02)       1.13

CLASS C
4/1/10 to 9/30/10(9)     $14.23     0.01       (0.71)      (0.70)     (0.03)          --         (0.03)      (0.73)
4/1/09 to 3/31/10          9.72     0.02        4.58        4.60      (0.09)          --         (0.09)       4.51
4/1/08 to 3/31/09         15.72     0.06       (6.06)      (6.00)        --(5)        --            --       (6.00)
9/1/07 to 3/31/08         17.31       --(5)    (1.57)      (1.57)     (0.02)          --         (0.02)      (1.59)
9/1/06 to 8/31/07         15.26    (0.03)       2.11        2.08      (0.03)          --         (0.03)       2.05
9/1/05 to 8/31/06         14.13     0.01        1.14        1.15      (0.02)          --         (0.02)       1.13

CLASS I
4/1/10 to 9/30/10(9)     $14.85     0.08       (0.74)      (0.66)     (0.10)          --         (0.10)      (0.76)
4/1/09 to 3/31/10         10.14     0.15        4.77        4.92      (0.21)          --         (0.21)       4.71
4/1/08 to 3/31/09         16.49     0.20       (6.33)      (6.13)     (0.22)          --         (0.22)      (6.35)
11/13/07(7) to 3/31/08    18.33     0.06       (1.90)      (1.84)        --           --            --       (1.84)

MID-CAP CORE FUND
CLASS A
4/1/10 to 9/30/10(9)     $12.57     0.01       (0.18)      (0.17)     (0.03)       (0.08)        (0.11)      (0.28)
6/22/09(7) to 3/31/10     10.00     0.05        2.62        2.67         --        (0.10)        (0.10)       2.57

CLASS C
4/1/10 to 9/30/10(9)     $12.49    (0.04)      (0.17)      (0.21)        --        (0.08)        (0.08)      (0.29)
6/22/09(7) to 3/31/10     10.00    (0.02)       2.61        2.59         --        (0.10)        (0.10)       2.49

CLASS I
4/1/10 to 9/30/10(9)     $12.59     0.02       (0.17)      (0.15)     (0.04)       (0.08)        (0.12)      (0.27)
6/22/09(7) to 3/31/10     10.00     0.07        2.62        2.69         --        (0.10)        (0.10)       2.59

                                                                                   RATIO
                                                                                 OF GROSS           RATIO
                                                                               EXPENSES TO         OF NET
                                                                RATIO OF       AVERAGE NET        INVESTMENT
                        NET ASSET               NET ASSETS,   NET EXPENSES    ASSETS (BEFORE    INCOME (LOSS)
                       VALUE, END   TOTAL      END OF PERIOD   TO AVERAGE       WAIVERS AND      TO AVERAGE     PORTFOLIO
                        OF PERIOD RETURN(1)   (IN THOUSANDS) NET ASSETS(11) REIMBURSEMENTS)(11)  NET ASSETS   TURNOVER RATE
                       ---------- ----------- -------------- -------------- ------------------- ------------- -------------
GROWTH & INCOME FUND
CLASS A
4/1/10 to 9/30/10(9)     $14.10    (4.57)%(4)    $ 78,222       1.25%(3)          1.55%(3)        0.91%(3)       27%(4)
4/1/09 to 3/31/10         14.87    48.67           96,335       1.13(10)          1.34            0.93           34
4/1/08 to 3/31/09         10.15   (37.65)          87,198       1.42              1.60            1.19          112
9/1/07 to 3/31/08         16.47    (8.69)(4)      166,600       1.37(3)           1.51(3)         0.73(3)        53(4)
9/1/06 to 8/31/07         18.08    14.43          188,479       1.28              1.42            0.60           37
9/1/05 to 8/31/06         15.96     9.02          168,209       1.25              1.39            0.86           33

CLASS B
4/1/10 to 9/30/10(9)     $13.52    (4.85)%(4)    $  4,317       2.00%(3)          2.30%(3)        0.16%(3)       27%(4)
4/1/09 to 3/31/10         14.24    47.49            5,733       1.89(10)          2.10            0.17           34
4/1/08 to 3/31/09          9.73   (38.06)           6,177       2.17              2.35            0.40          112
9/1/07 to 3/31/08         15.71    (9.14)(4)       16,658       2.11(3)           2.24(3)        (0.03)(3)       53(4)
9/1/06 to 8/31/07         17.31    13.64           24,731       2.03              2.17           (0.14)          37
9/1/05 to 8/31/06         15.26     8.18           41,863       2.00              2.14            0.09           33

CLASS C
4/1/10 to 9/30/10(9)     $13.50    (4.88)%(4)    $ 25,843       2.00%(3)          2.30%(3)        0.16%(3)       27%(4)
4/1/09 to 3/31/10         14.23    47.60           29,762       1.89(10)          2.11            0.16           34
4/1/08 to 3/31/09          9.72   (38.15)          23,470       2.17              2.35            0.43          112
9/1/07 to 3/31/08         15.72    (9.08)(4)       46,292       2.12(3)           2.26(3)        (0.02)(3)       53(4)
9/1/06 to 8/31/07         17.31    13.64           53,854       2.03              2.17           (0.15)          37
9/1/05 to 8/31/06         15.26     8.18           57,345       2.00              2.14            0.10           33

CLASS I
4/1/10 to 9/30/10(9)     $14.09    (4.37)%(4)    $  5,517       1.00%(3)          1.29%(3)        1.17%(3)       27%(4)
4/1/09 to 3/31/10         14.85    49.00            9,270       0.91(10)          1.13            1.16           34
4/1/08 to 3/31/09         10.14   (37.51)          10,063       1.17              1.35            1.40          112
11/13/07(7) to 3/31/08    16.49   (10.04)(4)       22,695       1.19(3)           1.34(3)         0.88(3)        53(4)

MID-CAP CORE FUND
CLASS A
4/1/10 to 9/30/10(9)     $12.29    (1.31)%(4)    $    445       1.35%(3)         12.71%(3)        0.16%(3)        7%(4)
6/22/09(7) to 3/31/10     12.57    26.79(4)           345       1.35(3)          20.83(3)         0.53(3)        16(4)

CLASS C
4/1/10 to 9/30/10(9)     $12.20    (1.64)%(4)    $    124       2.10%(3)         13.45%(3)       (0.60)%(3)       7%(4)
6/22/09(7) to 3/31/10     12.49    25.99(4)           126       2.10(3)          23.95(3)        (0.25)(3)       16(4)

CLASS I
4/1/10 to 9/30/10(9)     $12.32    (1.13)%(4)    $    158       1.10%(3)         12.45%(3)        0.41%(3)        7%(4)
6/22/09(7) to 3/31/10     12.59    26.99(4)           160       1.10(3)          22.33(3)         0.77(3)        16(4)


                                   The footnote legend is at the end of the financial highlights.

                                                  See Notes to Financial Statements


                                                                 28

                                                  VIRTUS EQUITY TRUST
                                             FINANCIAL HIGHLIGHTS (CONTINUED)
                               SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
                                                 THROUGHOUT EACH PERIOD

                       NET ASSET     NET        NET                  DIVIDENDS DISTRIBUTIONS
                         VALUE,  INVESTMENT REALIZED AND TOTAL FROM  FROM NET     FROM NET                 CHANGE IN
                       BEGINNING   INCOME    UNREALIZED  INVESTMENT INVESTMENT    REALIZED       TOTAL     NET ASSET
                       OF PERIOD  (LOSS)(2)  GAIN (LOSS) OPERATIONS   INCOME       GAINS     DISTRIBUTIONS   VALUE
                       --------- ---------- ------------ ---------- ---------- ------------- ------------- ---------
MID-CAP GROWTH FUND
CLASS A
4/1/10 to 9/30/10(9)     $14.03     0.01       (0.11)      (0.10)        --           --            --       (0.10)
4/1/09 to 3/31/10          8.83    (0.06)       5.26        5.20         --           --            --        5.20
4/1/08 to 3/31/09         14.78    (0.05)      (5.90)      (5.95)        --           --            --       (5.95)
11/1/07 to 3/31/08        17.98    (0.05)      (3.15)      (3.20)        --           --            --       (3.20)
11/1/06 to 10/31/07       16.33    (0.10)       1.75        1.65         --           --            --        1.65
11/1/05 to 10/31/06       15.42    (0.08)       0.99        0.91         --           --            --        0.91

CLASS B
4/1/10 to 9/30/10(9)     $12.22    (0.04)      (0.08)      (0.12)        --           --            --       (0.12)
4/1/09 to 3/31/10          7.75    (0.13)       4.60        4.47         --           --            --        4.47
4/1/08 to 3/31/09         13.09    (0.13)      (5.21)      (5.34)        --           --            --       (5.34)
11/1/07 to 3/31/08        15.97    (0.08)      (2.80)      (2.88)        --           --            --       (2.88)
11/1/06 to 10/31/07       14.61    (0.24)       1.60        1.36         --           --            --        1.36
11/1/05 to 10/31/06       13.91    (0.18)       0.88        0.70         --           --            --        0.70

CLASS C
4/1/10 to 9/30/10(9)     $12.22    (0.04)      (0.08)      (0.12)        --           --            --       (0.12)
4/1/09 to 3/31/10          7.75    (0.14)       4.61        4.47         --           --            --        4.47
4/1/08 to 3/31/09         13.07    (0.13)      (5.19)      (5.32)        --           --            --       (5.32)
11/1/07 to 3/31/08        15.96    (0.08)      (2.81)      (2.89)        --           --            --       (2.89)
11/1/06 to 10/31/07       14.60    (0.41)       1.77        1.36         --           --            --        1.36
11/1/05 to 10/31/06       13.89    (0.19)       0.90        0.71         --           --            --        0.71

CLASS I
4/1/10 to 9/30/10(9)     $14.12     0.03       (0.10)      (0.07)        --           --            --       (0.07)
4/1/09 to 3/31/10          8.87    (0.03)       5.28        5.25         --           --            --        5.25
4/1/08 to 3/31/09         14.80    (0.02)      (5.91)      (5.93)        --           --            --       (5.93)
11/1/07 to 3/31/08        17.99    (0.03)      (3.16)      (3.19)        --           --            --       (3.19)
9/13/07(7) to 10/31/07    17.25    (0.09)       0.83        0.74         --           --            --        0.74

QUALITY LARGE-CAP VALUE FUND
CLASS A
4/1/10 to 9/30/10(9)     $ 9.18     0.05       (0.24)      (0.19)     (0.09)          --         (0.09)      (0.28)
4/1/09 to 3/31/10          6.32     0.10        2.87        2.97      (0.11)          --         (0.11)       2.86
4/1/08 to 3/31/09         10.51     0.10       (4.24)      (4.14)     (0.05)          --         (0.05)      (4.19)
7/1/07 to 3/31/08         13.67     0.04       (2.87)      (2.83)     (0.07)       (0.26)        (0.33)      (3.16)
7/1/06 to 6/30/07         11.20     0.06        2.86        2.92      (0.05)       (0.40)        (0.45)       2.47
7/29/05(7) to 6/30/06     10.00     0.07        1.17        1.24      (0.04)          --         (0.04)       1.20

CLASS C
4/1/10 to 9/30/10(9)     $ 9.05     0.02       (0.23)      (0.21)     (0.06)          --         (0.06)      (0.27)
4/1/09 to 3/31/10          6.24     0.04        2.82        2.86      (0.05)          --         (0.05)       2.81
4/1/08 to 3/31/09         10.40     0.03       (4.18)      (4.15)     (0.01)          --         (0.01)      (4.16)
7/1/07 to 3/31/08         13.60    (0.03)      (2.85)      (2.88)     (0.06)       (0.26)        (0.32)      (3.20)
7/1/06 to 6/30/07         11.18    (0.03)       2.85        2.82         --(5)     (0.40)        (0.40)       2.42
7/29/05(7) to 6/30/06     10.00       --(5)     1.19        1.19      (0.01)          --         (0.01)       1.18


                                                                                   RATIO
                                                                                 OF GROSS           RATIO
                                                                               EXPENSES TO         OF NET
                                                                RATIO OF       AVERAGE NET        INVESTMENT
                        NET ASSET               NET ASSETS,   NET EXPENSES    ASSETS (BEFORE    INCOME (LOSS)
                       VALUE, END   TOTAL      END OF PERIOD   TO AVERAGE       WAIVERS AND      TO AVERAGE     PORTFOLIO
                        OF PERIOD RETURN(1)   (IN THOUSANDS) NET ASSETS(11) REIMBURSEMENTS)(11)  NET ASSETS   TURNOVER RATE
                       ---------- ----------- -------------- -------------- ------------------- ------------- -------------

MID-CAP GROWTH FUND
CLASS A
4/1/10 to 9/30/10(9)     $13.93    (0.71)%(4)    $ 76,179     1.45%(3)            1.61%(3)         0.16%(3)       47%(4)
4/1/09 to 3/31/10         14.03    58.89           79,547     1.45                1.59            (0.51)         104
4/1/08 to 3/31/09          8.83   (40.26)          54,233     1.45                1.60            (0.38)          93
11/1/07 to 3/31/08        14.78   (17.80)(4)      100,416     1.66(3)             1.76(3)         (0.68)(3)       27(4)
11/1/06 to 10/31/07       17.98    10.10          130,028     1.55                1.55            (0.60)          77
11/1/05 to 10/31/06       16.33     5.90          127,160     1.52                1.52            (0.50)         124

CLASS B
4/1/10 to 9/30/10(9)     $12.10    (0.98)%(4)    $  2,556     2.20%(3)            2.36%(3)        (0.65)%(3)      47%(4)
4/1/09 to 3/31/10         12.22    57.68            3,291     2.20                2.34            (1.24)         104
4/1/08 to 3/31/09          7.75   (40.79)           3,795     2.20                2.34            (1.17)          93
11/1/07 to 3/31/08        13.09   (18.03)(4)       10,600     2.40(3)             2.50(3)         (1.42)(3)       27(4)
11/1/06 to 10/31/07       15.97     9.31           15,407     2.29                2.29            (1.53)          77
11/1/05 to 10/31/06       14.61     5.03           10,102     2.27                2.27            (1.24)         124

CLASS C
4/1/10 to 9/30/10(9)     $12.10    (0.98)%(4)    $  4,381     2.20%(3)            2.36%(3)        (0.60)%(3)      47%(4)
4/1/09 to 3/31/10         12.22    57.68            4,775     2.20                2.34            (1.29)         104
4/1/08 to 3/31/09          7.75   (40.70)           2,509     2.20                2.35            (1.16)          93
11/1/07 to 3/31/08        13.07   (18.11)(4)        5,629     2.41(3)             2.51(3)         (1.43)(3)       27(4)
11/1/06 to 10/31/07       15.96     9.32            6,853     2.20                2.20            (2.60)          77
11/1/05 to 10/31/06       14.60     5.11              530     2.27                2.27            (1.29)         124

CLASS I
4/1/10 to 9/30/10(9)     $14.05    (0.50)%(4)    $  1,294     1.20%(3)(10)        1.36%(3)         0.43%(3)       47%(4)
4/1/09 to 3/31/10         14.12    59.19            1,332     1.20                1.34            (0.28)         104
4/1/08 to 3/31/09          8.87   (40.07)             765     1.20                1.35            (0.13)          93
11/1/07 to 3/31/08        14.80   (17.73)(4)        1,472     1.40(3)             1.50(3)         (0.41)(3)       27(4)
9/13/07(7) to 10/31/07    17.99     4.29(4)         2,086     1.09(3)             1.09(3)         (3.85)(3)       77(4)

QUALITY LARGE-CAP VALUE FUND
CLASS A
4/1/10 to 9/30/10(9)     $ 8.90    (2.05)%(4)    $ 40,527     1.35%(3)(10)        1.60%(3)         1.11%(3)       11%(4)
4/1/09 to 3/31/10          9.18    47.40           43,612     1.35                1.52             1.22          165
4/1/08 to 3/31/09          6.32   (39.44)          44,283     1.35                1.46             1.16          140
7/1/07 to 3/31/08         10.51   (21.06)(4)       90,476     1.52(3)             1.55(3)          0.45(3)       103(4)
7/1/06 to 6/30/07         13.67    26.71           50,788     1.41                1.60             0.46          101
7/29/05(7) to 6/30/06     11.20    12.41(4)         3,292     1.40(3)(6)          7.45(3)          0.72(3)       136(4)

CLASS C
4/1/10 to 9/30/10(9)     $ 8.78    (2.34)%(4)    $  3,495     2.10%(3)(10)        2.35%(3)         0.36%(3)       11%(4)
4/1/09 to 3/31/10          9.05    46.15            3,925     2.10                2.28             0.48          165
4/1/08 to 3/31/09          6.24   (39.93)           2,997     2.10                2.20             0.33          140
7/1/07 to 3/31/08         10.40   (21.54)(4)        8,950     2.27(3)             2.31(3)         (0.33)(3)      103(4)
7/1/06 to 6/30/07         13.60    25.77            1,128     2.16                2.58            (0.22)         101
7/29/05(7) to 6/30/06     11.18    11.85(4)           183     2.15(3)(6)          8.19(3)         (0.05)(3)      136(4)

                                   The footnote legend is at the end of the financial highlights.

                                                  See Notes to Financial Statements


                                                                 29

                                                  VIRTUS EQUITY TRUST
                                             FINANCIAL HIGHLIGHTS (CONTINUED)
                               SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
                                                 THROUGHOUT EACH PERIOD

                       NET ASSET     NET        NET                  DIVIDENDS DISTRIBUTIONS
                         VALUE,  INVESTMENT REALIZED AND TOTAL FROM  FROM NET     FROM NET                 CHANGE IN
                       BEGINNING   INCOME    UNREALIZED  INVESTMENT INVESTMENT    REALIZED       TOTAL     NET ASSET
                       OF PERIOD  (LOSS)(2)  GAIN (LOSS) OPERATIONS   INCOME       GAINS     DISTRIBUTIONS   VALUE
                       --------- ---------- ------------ ---------- ---------- ------------- ------------- ---------
QUALITY LARGE-CAP VALUE FUND (CONTINUED)
CLASS I
4/1/10 to 9/30/10(9)     $ 9.18     0.06       (0.23)      (0.17)     (0.10)         --          (0.10)      (0.27)
4/1/09 to 3/31/10          6.32     0.14        2.85        2.99      (0.13)         --          (0.13)       2.86
6/6/08(7) to 3/31/09      11.04     0.11       (4.76)      (4.65)     (0.07)         --          (0.07)      (4.72)
QUALITY SMALL-CAP FUND

CLASS A
4/1/10 to 9/30/10(9)     $ 9.98     0.06        0.16        0.22      (0.06)         --          (0.06)       0.16
4/1/09 to 3/31/10          6.29     0.12        3.68        3.80      (0.11)         --          (0.11)       3.69
4/1/08 to 3/31/09          9.66     0.14       (3.37)      (3.23)     (0.14)         --(5)       (0.14)      (3.37)
9/1/07 to 3/31/08         11.74     0.11       (2.08)      (1.97)     (0.08)      (0.03)         (0.11)      (2.08)
9/1/06 to 8/31/07         10.05     0.25        1.51        1.76      (0.05)      (0.02)         (0.07)       1.69
6/28/06(7) to 8/31/06     10.00     0.03        0.02        0.05         --          --             --        0.05

CLASS C
4/1/10 to 9/30/10(9)     $ 9.97     0.03        0.15        0.18      (0.02)         --          (0.02)       0.16
4/1/09 to 3/31/10          6.28     0.05        3.69        3.74      (0.05)         --          (0.05)       3.69
4/1/08 to 3/31/09          9.65     0.07       (3.37)      (3.30)     (0.07)         --(5)       (0.07)      (3.37)
9/1/07 to 3/31/08         11.68     0.06       (2.06)      (2.00)        --       (0.03)         (0.03)      (2.03)
9/1/06 to 8/31/07         10.04     0.10        1.57        1.67      (0.01)      (0.02)         (0.03)       1.64
6/28/06(7) to 8/31/06     10.00     0.02        0.02        0.04         --          --             --        0.04

CLASS I
4/1/10 to 9/30/10(9)     $ 9.99     0.07        0.15        0.22      (0.07)         --          (0.07)       0.15
4/1/09 to 3/31/10          6.29     0.14        3.69        3.83      (0.13)         --          (0.13)       3.70
4/1/08 to 3/31/09          9.67     0.16       (3.38)      (3.22)     (0.16)         --(5)       (0.16)      (3.38)
9/1/07 to 3/31/08         11.76     0.13       (2.08)      (1.95)     (0.11)      (0.03)         (0.14)      (2.09)
9/1/06 to 8/31/07         10.06     0.21        1.57        1.78      (0.06)      (0.02)         (0.08)       1.70
6/28/06(7) to 8/31/06     10.00     0.07       (0.01)       0.06         --          --             --        0.06

SMALL-CAP CORE FUND
CLASS A
4/1/10 to 9/30/10(9)     $14.81       --        0.08        0.08         --          --             --        0.08
4/1/09 to 3/31/10          9.36    (0.04)       5.49        5.45         --          --             --        5.45
4/1/08 to 3/31/09         14.76       --(5)    (3.89)      (3.89)        --(5)     (1.51)        (1.51)      (5.40)
1/01/08 to 3/31/08        17.31    (0.02)      (2.53)      (2.55)        --          --             --       (2.55)
1/1/07 to 12/31/07        19.46    (0.12)       0.10       (0.02)        --       (2.13)         (2.13)      (2.15)
1/1/06 to 12/31/06        21.15    (0.12)       2.52        2.40         --       (4.09)         (4.09)      (1.69)

CLASS C
4/1/10 to 9/30/10(9)     $13.79     0.02        0.05        0.03         --          --             --        0.03
4/1/09 to 3/31/10          8.78    (0.13)       5.14        5.01         --          --             --        5.01
4/1/08 to 3/31/09         14.05    (0.09)      (3.67)      (3.76)        --(5)     (1.51)        (1.51)      (5.27)
1/1/08 to 3/31/08         16.50    (0.05)      (2.40)      (2.45)        --          --             --       (2.45)
1/1/07 to 12/31/07        18.79    (0.26)       0.10       (0.16)        --       (2.13)         (2.13)      (2.29)
1/1/06 to 12/31/06        20.69    (0.28)       2.47        2.19         --       (4.09)         (4.09)      (1.90)


                                                                                   RATIO
                                                                                 OF GROSS           RATIO
                                                                               EXPENSES TO         OF NET
                                                                RATIO OF       AVERAGE NET        INVESTMENT
                        NET ASSET               NET ASSETS,   NET EXPENSES    ASSETS (BEFORE    INCOME (LOSS)
                       VALUE, END   TOTAL      END OF PERIOD   TO AVERAGE       WAIVERS AND      TO AVERAGE     PORTFOLIO
                        OF PERIOD RETURN(1)   (IN THOUSANDS) NET ASSETS(11) REIMBURSEMENTS)(11)  NET ASSETS   TURNOVER RATE
                       ---------- ----------- -------------- -------------- ------------------- ------------- -------------

QUALITY LARGE-CAP VALUE FUND (CONTINUED)
CLASS I
4/1/10 to 9/30/10(9)     $ 8.91    (1.82)%(4)    $    293    1.10%(3)             1.34%(3)         1.38%(3)       11%(4)
4/1/09 to 3/31/10          9.18    47.74%             343    1.10                 1.29             1.67          165
6/6/08(7) to 3/31/09       6.32   (42.22)(4)           58    1.10(3)              1.25(3)          1.68(3)       140(4)
QUALITY SMALL-CAP FUND

CLASS A
4/1/10 to 9/30/10(9)     $10.14     2.09%(4)     $ 91,954    1.60%(3)(8)(10)      1.67%(3)         1.18%(3)       18%(4)
4/1/09 to 3/31/10          9.98    60.78%          37,605    1.55                 1.74             1.37           14
4/1/08 to 3/31/09          6.29   (33.77)          23,355    1.45                 1.84             1.81           15
9/1/07 to 3/31/08          9.66   (16.92)(4)       12,422    1.47(3)              1.63(3)          1.68(3)         0(4)
9/1/06 to 8/31/07         11.74    17.51            8,506    1.40                 2.19             2.14           17
6/28/06(7) to 8/31/06     10.05     0.50(4)           101    1.40(3)             26.39(3)          1.82(3)         7(4)

CLASS C
4/1/10 to 9/30/10(9)     $10.13    1.71%(4)      $ 18,750    2.31%(3)(8)(10)      2.36%(3)         0.60%(3)       18%(4)
4/1/09 to 3/31/10          9.97    59.74%           3,407    2.30                 2.48             0.64           14
4/1/08 to 3/31/09          6.28   (34.30)           1,436    2.19(8)              2.55             0.89           15
9/1/07 to 3/31/08          9.65   (17.25)(4)        2,108    2.22(3)              2.38(3)          0.92(3)         0(4)
9/1/06 to 8/31/07         11.68    16.61            1,354    2.16                 3.45             0.89           17
6/28/06(7) to 8/31/06     10.04     0.40(4)           138    2.15(3)             25.96(3)          1.38(3)         7(4)

CLASS I
4/1/10 to 9/30/10(9)     $10.14    2.21%(4)      $118,286    1.37%(3)(8)(10)      1.45%(3)         1.40%(3)       18%(4)
4/1/09 to 3/31/10          9.99    61.32%          56,820    1.30                 1.48             1.61           14
4/1/08 to 3/31/09          6.29   (33.66)          33,496    1.19(8)              1.55             1.95           15
9/1/07 to 3/31/08          9.67   (16.75)(4)       46,717    1.25(3)              1.42(3)          2.07(3)         0(4)
9/1/06 to 8/31/07         11.76    17.74           10,691    1.15                 2.54             1.82           17
6/28/06(7) to 8/31/06     10.06     0.60(4)         1,070    1.15(3)             21.32(3)          3.85(3)         7(4)

SMALL-CAP CORE FUND
CLASS A
4/1/10 to 9/30/10(9)     $14.89     0.54%(4)     $ 24,041    1.71%(3)(10)         1.71%(3)         0.59%(3)        5%(4)
4/1/09 to 3/31/10         14.81    58.23%          15,167    1.62                 1.62            (0.32)          23
4/1/08 to 3/31/09          9.36   (29.71)          10,339    1.59                 1.59            (0.01)          95
1/01/08 to 3/31/08        14.76   (14.73)(4)       20,204    1.66(3)              1.66(3)         (0.60)(3)        8(4)
1/1/07 to 12/31/07        17.31    (0.32)          25,534    1.45                 1.45            (0.63)          18
1/1/06 to 12/31/06        19.46    11.70           33,383    1.47                 1.47            (0.55)          26

CLASS C
4/1/10 to 9/30/10(9)     $13.82     0.22%(4)     $  7,285    2.49%(3)(10)         2.49%(3)        (0.32)%(3)       5%(4)
4/1/09 to 3/31/10         13.79    57.06            5,989    2.37                 2.37            (1.06)          23
4/1/08 to 3/31/09          8.78   (30.33)           3,028    2.34                 2.34            (0.79)          95
1/1/08 to 3/31/08         14.05   (14.85)(4)        6,569    2.41(3)              2.41(3)         (1.35)(3)        8(4)
1/1/07 to 12/31/07        16.50    (1.09)           8,590    2.20                 2.20            (1.38)          18
1/1/06 to 12/31/06        18.79    10.93           11,646    2.22                 2.22            (1.30)          26

                                   The footnote legend is at the end of the financial highlights.

                                                  See Notes to Financial Statements


                                                                 30

                                                         VIRTUS EQUITY TRUST
                                                  FINANCIAL HIGHLIGHTS (CONTINUED)
                                    SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
                                                       THROUGHOUT EACH PERIOD

                       NET ASSET     NET        NET                  DIVIDENDS DISTRIBUTIONS
                         VALUE,  INVESTMENT REALIZED AND TOTAL FROM  FROM NET     FROM NET                 CHANGE IN
                       BEGINNING   INCOME    UNREALIZED  INVESTMENT INVESTMENT    REALIZED       TOTAL     NET ASSET
                       OF PERIOD  (LOSS)(2)  GAIN (LOSS) OPERATIONS   INCOME       GAINS     DISTRIBUTIONS   VALUE
                       --------- ---------- ------------ ---------- ---------- ------------- ------------- ---------
SMALL-CAP CORE FUND (CONTINUED)
CLASS I
4/1/10 to 9/30/10(9)     $15.17     0.08        0.03        0.11        --            --            --        0.11
4/1/09 to 3/31/10          9.56    (0.01)       5.62        5.61        --            --            --        5.61
4/1/08 to 3/31/09         15.02     0.03       (3.98)      (3.95)       --(5)      (1.51)        (1.51)      (5.46)
1/1/08 to 3/31/08         17.60    (0.01)      (2.57)      (2.58)       --            --            --       (2.58)
1/1/07 to 12/31/07        19.70    (0.08)       0.11        0.03        --         (2.13)        (2.13)      (2.10)
1/1/06 to 12/31/06        21.31    (0.07)       2.55        2.48        --         (4.09)        (4.09)      (1.61)

SMALL-CAP SUSTAINABLE GROWTH FUND
CLASS A
4/1/10 to 9/30/10(9)     $ 9.51     0.05       (0.49)      (0.44)       --            --            --       (0.44)
4/1/09 to 3/31/10          6.20    (0.06)       3.37        3.31        --            --            --        3.31
4/1/08 to 3/31/09          9.15    (0.08)      (2.87)      (2.95)       --            --            --       (2.95)
9/1/07 to 3/31/08         10.34    (0.07)      (1.12)      (1.19)       --            --            --       (1.19)
9/1/06 to 8/31/07          9.79    (0.10)       0.65        0.55        --            --            --        0.55
6/28/06(7) to 8/31/06     10.00    (0.01)      (0.20)      (0.21)       --            --            --       (0.21)

CLASS C
4/1/10 to 9/30/10(9)     $ 9.24     0.01       (0.47)      (0.46)       --            --            --       (0.46)
4/1/09 to 3/31/10          6.06    (0.11)       3.29        3.18        --            --            --        3.18
4/1/08 to 3/31/09          9.03    (0.12)      (2.85)      (2.97)       --            --            --       (2.97)
9/1/07 to 3/31/08         10.25    (0.11)      (1.11)      (1.22)       --            --            --       (1.22)
9/1/06 to 8/31/07          9.77    (0.18)       0.66        0.48        --            --            --        0.48
6/28/06(7) to 8/31/06     10.00    (0.03)      (0.20)      (0.23)       --            --            --       (0.23)

CLASS I
4/1/10 to 9/30/10(9)     $ 9.52     0.02       (0.46)      (0.44)       --            --            --       (0.44)
4/1/09 to 3/31/10          6.18    (0.04)       3.38        3.34        --            --            --        3.34
4/1/08 to 3/31/09          9.19    (0.04)      (2.97)      (3.01)       --            --            --       (3.01)
9/1/07 to 3/31/08         10.37    (0.05)      (1.13)      (1.18)       --            --            --       (1.18)
9/1/06 to 8/31/07          9.79    (0.08)       0.66        0.58        --            --            --        0.58
6/28/06(7) to 8/31/06     10.00    (0.01)      (0.20)      (0.21)       --            --            --       (0.21)
STRATEGIC GROWTH FUND

CLASS A
4/1/10 to 9/30/10(9)     $ 8.48    (0.01)      (0.17)      (0.18)       --         (0.37)        (0.37)      (0.55)
4/1/09 to 3/31/10          5.78    (0.02)       2.72        2.70        --            --            --        2.70
4/1/08 to 3/31/09          9.50    (0.03)      (3.69)      (3.72)       --            --            --       (3.72)
5/1/07 to 3/31/08          9.99    (0.05)      (0.44)      (0.49)       --            --            --       (0.49)
5/1/06 to 4/30/07          9.78    (0.06)       0.27        0.21        --            --            --        0.21
5/1/05 to 4/30/06          8.59    (0.06)       1.25        1.19        --            --            --        1.19


                                                                                   RATIO
                                                                                 OF GROSS           RATIO
                                                                               EXPENSES TO         OF NET
                                                                RATIO OF       AVERAGE NET        INVESTMENT
                        NET ASSET               NET ASSETS,   NET EXPENSES    ASSETS (BEFORE    INCOME (LOSS)
                       VALUE, END   TOTAL      END OF PERIOD   TO AVERAGE       WAIVERS AND      TO AVERAGE     PORTFOLIO
                        OF PERIOD RETURN(1)   (IN THOUSANDS) NET ASSETS(11) REIMBURSEMENTS)(11)  NET ASSETS   TURNOVER RATE
                       ---------- ----------- -------------- -------------- ------------------- ------------- -------------

SMALL-CAP CORE FUND (CONTINUED)
CLASS I
4/1/10 to 9/30/10(9)     $15.28     0.73%(4)     $ 90,150      1.41%(3)(10)       1.41%(3)         1.10%(3)        5%(4)
4/1/09 to 3/31/10         15.17    58.68           31,810      1.37               1.37            (0.06)          23
4/1/08 to 3/31/09          9.56   (29.59)          17,881      1.34               1.34             0.22           95
1/1/08 to 3/31/08         15.02   (14.66)(4)       32,655      1.41(3)            1.41(3)         (0.36)(3)        8(4)
1/1/07 to 12/31/07        17.60    (0.11)          42,525      1.20               1.20            (0.38)          18
1/1/06 to 12/31/06        19.70    12.05           64,361      1.22               1.22            (0.30)          26

SMALL-CAP SUSTAINABLE GROWTH FUND
CLASS A
4/1/10 to 9/30/10(9)     $ 9.07    (4.63)%(4)    $ 49,995      1.71%(3)(10)       2.07%(3)         1.06%(3)       12%(4)
4/1/09 to 3/31/10          9.51    53.39            1,180      1.65               2.27            (0.77)          26
4/1/08 to 3/31/09          6.20   (32.24)           2,185      1.44(8)            1.97            (0.87)          64
9/1/07 to 3/31/08          9.15   (11.51)(4)        8,481      1.54(3)            1.84(3)         (1.12)(3)       12(4)
9/1/06 to 8/31/07         10.34     5.62           10,222      1.40               2.16            (0.96)          26
6/28/06(7) to 8/31/06      9.79    (2.10)(4)          100      1.40(3)           28.32(3)         (0.87)(3)        4(4)

CLASS C
4/1/10 to 9/30/10(9)     $ 8.78    (4.98)%(4)    $  5,447      2.46%(3)(10)       2.84%(3)         0.25%(3)       12%(4)
4/1/09 to 3/31/10          9.24    52.48              359      2.40               3.18            (1.34)          26
4/1/08 to 3/31/09          6.06   (32.89)             165      2.22(8)            2.72            (1.57)          64
9/1/07 to 3/31/08          9.03   (11.90)(4)          181      2.29(3)            2.60(3)         (1.86)(3)       12(4)
9/1/06 to 8/31/07         10.25     4.81              174      2.15               4.31            (1.78)          26
6/28/06(7) to 8/31/06      9.77    (2.20)(4)           98      2.15(3)           29.09(3)         (1.61)(3)        4(4)

CLASS I
4/1/10 to 9/30/10(9)     $ 9.08    (4.62)%(4)    $  3,108      1.44%(3)(10)       2.18%(3)         0.41%(3)       12%(4)
4/1/09 to 3/31/10          9.52    54.05            4,098      1.40               2.10            (0.49)          26
4/1/08 to 3/31/09          6.18   (32.75)           6,010      1.23(8)            1.72            (0.55)          64
9/1/07 to 3/31/08          9.19   (11.38)(4)        5,971      1.30(3)            1.60(3)         (0.88)(3)       12(4)
9/1/06 to 8/31/07         10.37     5.92            6,231      1.16               2.94            (0.77)          26
6/28/06(7) to 8/31/06      9.79    (2.10)(4)          898      1.15(3)           23.99(3)         (0.61)(3)        4(4)

STRATEGIC GROWTH FUND
CLASS A
4/1/10 to 9/30/10(9)     $ 7.93    (2.07)%(4)    $383,640      1.46%(3)(8)        1.48%(3)        (0.33)%(3)      49%(4)
4/1/09 to 3/31/10          8.48    46.71          420,181      1.46               1.46            (0.31)          52
4/1/08 to 3/31/09          5.78   (39.16)          71,082      1.53               1.53            (0.43)          91
5/1/07 to 3/31/08          9.50    (4.90)(4)      133,119      1.44(3)            1.44(3)         (0.53)(3)       75(4)
5/1/06 to 4/30/07          9.99     2.15          161,396      1.61               1.61            (0.61)          81
5/1/05 to 4/30/06          9.78    13.85          106,693      1.62               1.62            (0.66)          63


         The footnote legend is at the end of the financial highlights.

                        See Notes to Financial Statements


                                       31


                                                         VIRTUS EQUITY TRUST
                                                  FINANCIAL HIGHLIGHTS (CONTINUED)
                                    SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
                                                      THROUGHOUT EACH PERIOD

                       NET ASSET     NET        NET                  DIVIDENDS DISTRIBUTIONS
                         VALUE,  INVESTMENT REALIZED AND TOTAL FROM  FROM NET     FROM NET                 CHANGE IN
                       BEGINNING   INCOME    UNREALIZED  INVESTMENT INVESTMENT    REALIZED       TOTAL     NET ASSET
                       OF PERIOD  (LOSS)(2)  GAIN (LOSS) OPERATIONS   INCOME       GAINS     DISTRIBUTIONS   VALUE
                       --------- ---------- ------------ ---------- ---------- ------------- ------------- ---------
STRATEGIC GROWTH FUND (CONTINUED)
CLASS B
4/1/10 to 9/30/10(9)     $ 7.46    (0.04)      (0.14)      (0.18)        --        (0.37)        (0.37)      (0.55)
4/1/09 to 3/31/10          5.12    (0.07)       2.41        2.34         --           --            --        2.34
4/1/08 to 3/31/09          8.48    (0.08)      (3.28)      (3.36)        --           --            --       (3.36)
5/1/07 to 3/31/08          8.98    (0.11)      (0.39)      (0.50)        --           --            --       (0.50)
5/1/06 to 4/30/07          8.86    (0.12)       0.24        0.12         --           --            --        0.12
5/1/05 to 4/30/06          7.84    (0.12)       1.14        1.02         --           --            --        1.02

CLASS C
4/1/10 to 9/30/10(9)     $ 7.46    (0.04)      (0.14)      (0.18)        --        (0.37)        (0.37)      (0.55)
4/1/09 to 3/31/10          5.12    (0.07)       2.41        2.34         --           --            --        2.34
4/1/08 to 3/31/09          8.49    (0.08)      (3.29)      (3.37)        --           --            --       (3.37)
5/1/07 to 3/31/08          8.99    (0.11)      (0.39)      (0.50)        --           --            --       (0.50)
5/1/06 to 4/30/07          8.87    (0.11)       0.23        0.12         --           --            --        0.12
5/1/05 to 4/30/06          7.85    (0.12)       1.14        1.02         --           --            --        1.02

CLASS I
4/1/10 to 9/30/10(9)     $ 8.56       --(5)    (0.17)      (0.17)        --        (0.37)        (0.37)      (0.54)
4/1/09 to 3/31/10          5.82    (0.01)       2.75        2.74         --           --            --        2.74
4/1/08 to 3/31/09          9.54    (0.01)      (3.71)      (3.72)        --           --            --       (3.72)
5/1/07 to 3/31/08         10.01    (0.03)      (0.44)      (0.47)        --           --            --       (0.47)
9/29/06(7) to 4/30/07      9.26    (0.01)       0.76        0.75         --           --            --        0.75

TACTICAL ALLOCATION FUND
CLASS A
4/1/10 to 9/30/10(9)     $ 8.18     0.07       (0.04)       0.03      (0.08)          --         (0.08)      (0.05)
4/1/09 to 3/31/10          6.33     0.16        1.87        2.03      (0.18)          --         (0.18)       1.85
4/1/08 to 3/31/09          8.59     0.24       (2.18)      (1.94)     (0.26)       (0.06)        (0.32)      (2.26)
5/1/07 to 3/31/08          9.71     0.22       (0.48)      (0.26)     (0.23)       (0.63)        (0.86)      (1.12)
5/1/06 to 4/30/07          9.18     0.23        0.75        0.98      (0.24)       (0.21)        (0.45)       0.53
5/1/05 to 4/30/06          8.90     0.22        0.44        0.66      (0.24)       (0.14)        (0.38)       0.28

CLASS B
4/1/10 to 9/30/10(9)     $ 8.26     0.04       (0.05)      (0.01)     (0.05)          --         (0.05)      (0.06)
4/1/09 to 3/31/10          6.39     0.10        1.89        1.99      (0.12)          --         (0.12)       1.87
4/1/08 to 3/31/09          8.65     0.18       (2.18)      (2.00)     (0.20)       (0.06)        (0.26)      (2.26)
5/1/07 to 3/31/08          9.77     0.15       (0.48)      (0.33)     (0.16)       (0.63)        (0.79)      (1.12)
5/1/06 to 4/30/07          9.23     0.16        0.76        0.92      (0.17)       (0.21)        (0.38)       0.54
5/1/05 to 4/30/06          8.95     0.15        0.44        0.59      (0.17)       (0.14)        (0.31)       0.28


                                                                                   RATIO
                                                                                 OF GROSS           RATIO
                                                                               EXPENSES TO         OF NET
                                                                RATIO OF       AVERAGE NET        INVESTMENT
                        NET ASSET               NET ASSETS,   NET EXPENSES    ASSETS (BEFORE    INCOME (LOSS)
                       VALUE, END   TOTAL      END OF PERIOD   TO AVERAGE       WAIVERS AND      TO AVERAGE     PORTFOLIO
                        OF PERIOD RETURN(1)   (IN THOUSANDS) NET ASSETS(11) REIMBURSEMENTS)(11)  NET ASSETS   TURNOVER RATE
                       ---------- ----------- -------------- -------------- ------------------- ------------- -------------
STRATEGIC GROWTH FUND (CONTINUED)
CLASS B
4/1/10 to 9/30/10(9)     $ 6.91    (2.36)%(4)    $  6,458      2.21%(3)(8)        2.23%(3)        (1.08)%(3)      49%(4)
4/1/09 to 3/31/10          7.46    45.70            8,067      2.21               2.21            (1.07)          52
4/1/08 to 3/31/09          5.12   (39.62)           2,374      2.27               2.27            (1.18)          91
5/1/07 to 3/31/08          8.48    (5.57)(4)        6,242      2.19(3)            2.19(3)         (1.27)(3)       75(4)
5/1/06 to 4/30/07          8.98     1.35            9,932      2.36               2.36            (1.36)          81
5/1/05 to 4/30/06          8.86    13.01            7,885      2.37               2.37            (1.41)          63

CLASS C
4/1/10 to 9/30/10(9)     $ 6.91    (2.36)%(4)    $  6,634      2.21%(3)(8)        2.23%(3)        (1.08)%(3)      49%(4)
4/1/09 to 3/31/10          7.46    45.70            7,351      2.21               2.21            (1.08)          52
4/1/08 to 3/31/09          5.12   (39.69)           1,685      2.28               2.28            (1.18)          91
5/1/07 to 3/31/08          8.49    (5.56)(4)        3,625      2.19(3)            2.19(3)         (1.27)(3)       75(4)
5/1/06 to 4/30/07          8.99     1.35            4,843      2.32               2.32            (1.30)          81
5/1/05 to 4/30/06          8.87    12.99            1,490      2.37               2.37            (1.42)          63

CLASS I
4/1/10 to 9/30/10(9)     $ 8.02    (1.94)%(4)    $  3,680      1.21%(3)(8)        1.23%(3)        (0.07)%(3)      49%(4)
4/1/09 to 3/31/10          8.56    47.08            3,802      1.22               1.22            (0.07)          52
4/1/08 to 3/31/09          5.82   (38.99)           3,127      1.28               1.28            (0.18)          91
5/1/07 to 3/31/08          9.54    (4.70)(4)        5,689      1.19(3)            1.19(3)         (0.27)(3)       75(4)
9/29/06(7) to 4/30/07     10.01     8.10(4)         7,208      1.27(3)            1.27(3)         (0.24)(3)       81(4)

TACTICAL ALLOCATION FUND
CLASS A
4/1/10 to 9/30/10(9)     $ 8.13     0.35%(4)     $185,411      1.37%(3)           1.37%(3)         1.87%(3)       60%(4)
4/1/09 to 3/31/10          8.18    32.29          195,988      1.33               1.33%            2.09          139
4/1/08 to 3/31/09          6.33   (23.17)         163,586      1.33               1.33             3.19           86
5/1/07 to 3/31/08          8.59    (3.08)(4)      250,502      1.32(3)            1.32(3)          2.52(3)        44(4)
5/1/06 to 4/30/07          9.71    10.93          296,354      1.34               1.34             2.47           46
5/1/05 to 4/30/06          9.18     7.33          318,318      1.28               1.28             2.38           72

CLASS B
4/1/10 to 9/30/10(9)     $ 8.20    (0.03)%(4)    $  1,564      2.12%(3)           2.12%(3)         1.12%(3)       60%(4)
4/1/09 to 3/31/10          8.26    31.34            1,961      2.08               2.08             1.35          139
4/1/08 to 3/31/09          6.39   (23.59)           2,217      2.08               2.08             2.38           86
5/1/07 to 3/31/08          8.65    (3.79)(4)        4,820      2.06(3)            2.06(3)          1.76(3)        44(4)
5/1/06 to 4/30/07          9.77    10.04            7,059      2.08               2.08             1.73           46
5/1/05 to 4/30/06          9.23     6.58           10,997      2.03               2.03             1.62           72

                                   The footnote legend is at the end of the financial highlights.

                                                  See Notes to Financial Statements


                                                                 32
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
                               VIRTUS EQUITY TRUST
                        FINANCIAL HIGHLIGHTS (CONTINUED)
           SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
                             THROUGHOUT EACH PERIOD

                       NET ASSET     NET        NET                  DIVIDENDS DISTRIBUTIONS
                         VALUE,  INVESTMENT REALIZED AND TOTAL FROM  FROM NET     FROM NET                 CHANGE IN
                       BEGINNING   INCOME    UNREALIZED  INVESTMENT INVESTMENT    REALIZED       TOTAL     NET ASSET
                       OF PERIOD  (LOSS)(2)  GAIN (LOSS) OPERATIONS   INCOME       GAINS     DISTRIBUTIONS   VALUE
                       --------- ---------- ------------ ---------- ---------- ------------- ------------- ---------
TACTICAL ALLOCATION FUND (CONTINUED)
CLASS C
4/1/10 to 9/30/10(9)     $8.33      0.05       (0.05)         --(5)   (0.05)          --        (0.05)       (0.05)
4/1/09 to 3/31/10         6.44      0.10        1.91        2.01      (0.12)          --        (0.12)        1.89
4/1/08 to 3/31/09         8.73      0.18       (2.21)      (2.03)     (0.20)       (0.06)       (0.26)       (2.29)
5/1/07 to 3/31/08         9.86      0.16       (0.50)      (0.34)     (0.16)       (0.63)       (0.79)       (1.13)
5/1/06 to 4/30/07         9.31      0.16        0.77        0.93      (0.17)       (0.21)       (0.38)        0.55
5/1/05 to 4/30/06         9.02      0.15        0.45        0.60      (0.17)       (0.14)       (0.31)        0.29

                                                                                   RATIO
                                                                                 OF GROSS           RATIO
                                                                               EXPENSES TO         OF NET
                                                                RATIO OF       AVERAGE NET        INVESTMENT
                        NET ASSET               NET ASSETS,   NET EXPENSES    ASSETS (BEFORE    INCOME (LOSS)
                       VALUE, END   TOTAL      END OF PERIOD   TO AVERAGE       WAIVERS AND      TO AVERAGE     PORTFOLIO
                        OF PERIOD RETURN(1)   (IN THOUSANDS) NET ASSETS(11) REIMBURSEMENTS)(11)  NET ASSETS   TURNOVER RATE
                       ---------- ----------- -------------- -------------- ------------------- ------------- -------------
TACTICAL ALLOCATION FUND (CONTINUED)
CLASS C
4/1/10 to 9/30/10(9)      $8.28    (0.03)%(4)     $1,294      2.12%(3)(10)        2.12%(3)         1.12%(3)        60%(4)
4/1/09 to 3/31/10          8.33    31.41           1,468      2.08                2.08             1.32           139
4/1/08 to 3/31/09          6.44   (23.72)            800      2.08                2.08             2.38            86
5/1/07 to 3/31/08          8.73    (3.85)(4)       1,840      2.07(3)             2.07(3)          1.78(3)         44(4)
5/1/06 to 4/30/07          9.86    10.06           1,652      2.09                2.09             1.72            46
5/1/05 to 4/30/06          9.31     6.64           1,888      2.03                2.03             1.63            72


FOOTNOTE LEGEND:

(1) Sales charges, where applicable, are not reflected in the total return calculation.
(2)  Computed using average shares outstanding.
(3)  Annualized.
(4)  Not annualized.
(5)  Amount is less than $0.005.
(6) For the Quality Large-Cap Value Fund, the ratio of net expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would have been 0.05% lower than the ratio shown in the table.
(7)  Inception date.
(8) Represents a blended Ratio; for more information regarding this, see Note 3 in the Notes to Financial Statements.
(9)  Unaudited.
(10) Net expense ratio includes extraordinary expenses.
(11) For Funds which may invest in other funds the annualized expense ratios do not reflect the fees and expenses associated with the underlying funds.

                        See Notes to Financial Statements


                                       33
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
                                                         VIRTUS EQUITY TRUST
                                                    NOTES TO FINANCIAL STATEMENTS
                                                   SEPTEMBER 30, 2010 (UNAUDITED)

1.   ORGANIZATION

     Virtus Equity Trust (the "Trust") is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.

     As of the date of this report, 11 funds are offered for sale (each a "Fund"), of which nine are reported in this semiannual report.

     The Funds have the following investment objectives:

                                                       INVESTMENT OBJECTIVE
                                                       -----------------------------------------------------------------------------
                                                       TO SEEK TO PROVIDE:
Growth & Income Fund                                   Capital appreciation and current income
Mid-Cap Core Fund                                      Long-term capital appreciation
Mid-Cap Growth Fund                                    Capital appreciation
Quality Large-Cap Value Fund                           Long-term capital appreciation
Quality Small-Cap Fund                                 Long-term capital appreciation
Small-Cap Core Fund                                    Long-term capital appreciation with dividend income a secondary consideration
Small-Cap Sustainable Growth Fund                      Long-term capital appreciation
Strategic Growth Fund                                  Long-term capital growth
Tactical Allocation Fund                               Capital appreciation and income

     All Funds offer Class A and Class C shares. All Funds with the exception of the Tactical Allocation Fund offer Class I shares.
     Effective December 1, 2009, Class B shares were no longer available for purchase by new or existing shareholders, except for existing shareholders through Qualifying Transactions (for more information regarding Qualifying Transactions refer to the prospectus).

     Class A shares are sold with a front-end sales charge of up to 5.75% with some exceptions. Generally, Class A shares are not subject to any charges by the Funds when redeemed; however, a 1% contingent deferred sales charge ("CDSC") may be imposed on certain redemptions made within a certain period following purchases on which a finder's fee has been paid. The period for which the CDSC applies for the Funds is 18 months. The CDSC period begins on the last day of the month preceding the month in which the purchase was made.

     Class B shares are sold with a CDSC, which declines from 5% to zero depending on the period of time the shares are held. Class
     C shares are sold with a 1% CDSC if redeemed within one year of purchase. Class I shares are sold without a front-end sales charge or CDSC.

     Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution and/or service fees under a Board approved 12b-1 and shareholder service plan and has exclusive voting rights with respect to this plan. Class I shares are not subject to a 12b-1 plan. Income and other expenses and realized and unrealized gains and losses of each Fund are borne pro rata by the holders of each class of shares.

2.   SIGNIFICANT ACCOUNTING POLICIES
     The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be significant.

     A.   SECURITIES VALUATION:
          The Funds utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels.

               o    Level 1 - quoted prices in active markets for identical securities

               o    Level 2 - prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

               o    Level 3 - prices determined using significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

          A description of the valuation techniques applied to the Funds' major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

          Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are not widely traded, are illiquid or are internally fair valued by the advisor, are generally categorized as Level 3 in the hierarchy.

          Certain foreign securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (generally, the close of the New
          York Stock Exchange ("NYSE")) that may impact the value of securities traded in


                                                                 34
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
                                                         VIRTUS EQUITY TRUST
                                              NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                   SEPTEMBER 30, 2010 (UNAUDITED)

          these foreign markets. In such cases the Funds fair value foreign securities using an independent pricing service which considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, Financial Futures, Exchange Traded Funds, and certain indexes as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.

          Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing which considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy.
          Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are not widely traded, are illiquid, or are internally fair valued by the advisor are generally categorized as Level 3 in the hierarchy.

          Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized as
          Level 1 in the hierarchy. Over the counter (OTC) derivative contracts, which include forward currency contracts and equity linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

          Investments in open-end mutual funds are valued at their closing net asset value determined as of the close of business of the NYSE (generally 4:00 p.m. Eastern time) each business day and are categorized as Level 1 in the hierarchy.

          The Funds value their investments in the BlackRock Institutional Money Market Trust ("IMM Trust") at fair value, which is based upon the net asset value of the IMM Trust, calculated each day that the NYSE is open for business. Investments held by the IMM Trust are valued using amortized cost and the IMM Trust intends to comply with relevant maturity, portfolio quality and diversification requirements set forth in Rule 2a-7 ("2a-7"), as well as monitoring procedures called for by
          2a-7. The IMM Trust is not registered under the 1940 Act, and is categorized as Level 2 in the hierarchy.

          Short-term Notes having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.

          A summary of the inputs used to value the Funds' net assets by each major security type is disclosed at the end of the
          Schedule of Investments for each Fund. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

     B.   SECURITY TRANSACTIONS AND RELATED INCOME:
          Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. Each
          Fund amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

          Dividend income is recorded using management's estimate of the income included in distributions received from REIT investments. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

     C.   INCOME TAXES:
          Each Fund is treated as a separate taxable entity. It is the policy of each Fund to comply with the requirements of
          Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income to its shareholders.
          Therefore, no provision for federal income taxes or excise taxes has been made.

          The Trust may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which they invest.

          The Funds have adopted the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Funds to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Funds have determined that there was no effect on the financial statements from the adoption of this authoritative guidance. The
          Funds do not expect that the total amount of unrecognized tax benefits will materially change over the next twelve months.
          The Funds file tax returns as prescribed by the tax laws of the jurisdictions in which they operate. In the normal course of business, the Funds are subject to examination by federal, state and local jurisdictions, where applicable. As of March
          31, 2010, the tax years that remain subject to examination by the major tax jurisdictions under the statute of limitations is from the year 2007 forward (with limited exceptions).

     D.   DISTRIBUTIONS TO SHAREHOLDERS:
          Distributions are recorded by each Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences may include the treatment of non-taxable dividends, market premium and discount, non-deductible expenses, expiring capital loss carryovers, foreign currency gain or loss, gain or loss on futures contracts, partnerships, operating losses and losses deferred due to wash sales. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital paid in on shares of beneficial interest.

     E.   EXPENSES:
          Expenses incurred by the Trust with respect to more than one Fund are allocated in proportion to the net assets of each
          Fund, except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.


                                                                 35
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
                                                         VIRTUS EQUITY TRUST
                                              NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                   SEPTEMBER 30, 2010 (UNAUDITED)

     F.   FOREIGN CURRENCY TRANSLATION:
          Foreign securities and other foreign assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and the date it is paid is treated as a gain or loss on foreign currency. The Trust does not isolate that portion of the results of operations arising from changes in exchange rates or from fluctuations which arise due to changes in the market prices of securities.

     G.   LOAN AGREEMENTS:
          Certain Funds may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. A Fund's investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the lender) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower.

          The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling, to pay the principal and interest when due.

     H.   SECURITIES LENDING:
          Certain Funds may loan securities to qualified brokers through an agreement with PFPC Trust Co. ("PFPC"). Under the terms of the agreement, the Funds are required to maintain collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan.
          Collateral may consist of cash and securities issued by the U.S. Government. Cash collateral is invested in a short-term money market fund. Dividends earned on the collateral and premiums paid by the borrower are recorded as income by the Fund net of fees charged by PFPC for its services in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the foreclosure on collateral.

          At September 30, 2010, the following funds had securities on loan (reported in thousands):

                                                           MARKET VALUE   CASH COLLATERAL
                                                           ------------   ---------------
          Growth & Income Fund.........................      $29,040          $30,295
          Mid-Cap Core Fund............................          176              182
          Mid-Cap Growth Fund..........................       20,486           21,621
          Quality Large-Cap Value Fund.................        8,382            8,714
          Quality Small-Cap Fund.......................       37,013           38,610
          Small-Cap Core Fund..........................       21,197           22,011
          Small-Cap Sustainable Growth Fund............       16,542           17,137
          Strategic Growth Fund........................       36,632           38,468
          Tactical Allocation Fund.....................       24,284           25,371

3.   INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS
     ($ REPORTED IN THOUSANDS EXCEPT AS NOTED)

     A.   ADVISER:
          Virtus  Investment  Advisers,  Inc.  ("VIA," the  "Adviser"),  an indirect  wholly-owned  subsidiary of Virtus  Investment
          Partners, Inc. ("Virtus"), is the Adviser to the Trust.

          For managing,  or directing the management  of, the  investments of each Fund, the Adviser is entitled to a fee based upon the following annual rates as a percentage of the average daily net assets of each Fund:

          Quality Small-Cap Fund(1) ...................        0.70%
          Small-Cap Core Fund(1)  .....................        0.75%

                                                           FIRST $1 BILLION   $1+ BILLION THROUGH $2 BILLION   $2+ BILLION
                                                           ----------------   ------------------------------   -----------
          Growth & Income Fund .........................         0.75%                     0.70%                  0.65%
          Mid-Cap Core Fund.............................         0.80%                     0.75%                  0.70%
          Quality Large-Cap Value Fund..................         0.75%                     0.70%                  0.65%
          Strategic Growth Fund.........................         0.70%                     0.65%                  0.60%
          Tactical Allocation Fund......................         0.70%                     0.65%                  0.60%

                                                           FIRST $400 MILLION   $400+ MILLION THROUGH $1 BILLION   $1+ BILLION
                                                           ------------------   --------------------------------   -----------
          Small-Cap Sustainable Growth .................          0.90%                       0.85%                   0.80%

                                                           FIRST $500 MILLION   OVER $500 MILLION
                                                           ------------------   -----------------
          Mid-Cap Growth Fund .........................           0.80%                0.70%

          (1)  Rate effective June 25, 2010.

          The Adviser manages the Funds' investment programs and general operations of the Funds, including oversight of the Funds'
          subadvisers.


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
                                                         VIRTUS EQUITY TRUST
                                              NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                   SEPTEMBER 30, 2010 (UNAUDITED)

     B.   SUBADVISER:
          The subadvisers manage the investments of the Funds for which they are paid a fee by the Adviser. The subadvisers with respect to the Funds are as follows:

          FUND                                       SUBADVISER   FUND                                                   SUBADVISER
          ----                                       ----------   ----                                                   ----------
          Mid-Cap Core Fund......................      KAR*(2)    Small-Cap Core Fund ................................     KAR*(2)
          Mid-Cap Growth Fund....................      HIM(1)     Small-Cap Sustainable Growth Fund ..................     KAR*(2)
          Quality Large-Cap Value Fund  .........      KAR*(2)    Strategic Growth Fund  .............................     SCM*(3)
          Quality Small-Cap Fund  ...............      KAR*(2)    Tactical Allocation Fund (Fixed Income Portfolio) ..     SCM*(3)

          (1)  Harris Investment Management, Inc. (a subsidiary of Bank of Montreal, a minority investor in Virtus)
          (2)  Kayne Anderson Rudnick Investment Management, LLC
          (3)  SCM Advisors LLC
          *    An affiliate of Virtus

     C.   EXPENSE LIMITS AND FEE WAIVERS:

          The Adviser has voluntarily agreed to limit total Fund operating expenses (excluding interest, taxes and extraordinary expenses) so that such expenses do not exceed the following percentages of the average annual net asset values for the following Funds. The voluntary agreement may be discontinued with respect to any and all Funds at any time.

                                                     CLASS A   CLASS B   CLASS C   CLASS I
                                                     -------   -------   -------   -------
          Growth & Income Fund ...................    1.25%     2.00%     2.00%     1.00%
          Mid-Cap Core Fund.......................    1.35%      N/A      2.10%     1.10%
          Mid-Cap Growth Fund.....................    1.45%     2.20%     2.20%     1.20%
          Quality Large-Cap Value Fund............    1.35%      N/A      2.10%     1.10%
          Quality Small-Cap Fund(1)...............    1.42%      N/A      2.17%     1.17%
          Small-Cap Sustainable Growth Fund ......    1.65%      N/A      2.40%     1.40%
          Strategic Growth Fund(2) ...............    1.47%     2.22%     2.22%     1.22%

          (1)  Rate effective June 25, 2010.
          (2)  Rate effective April 14, 2010.

          Effective August 23, 2007, the Adviser may recapture operating expenses waived or reimbursed under this arrangement, within three fiscal years following the end of the fiscal year in which such waiver or reimbursement occurred. Each Fund must pay its ordinary operating expenses before the Adviser is entitled to any reimbursement and must remain in compliance with applicable expense limitations. All or a portion of the following Adviser reimbursed expenses may be recaptured by the fiscal years ending:

                                                              EXPIRATION DATE
                                                        --------------------------
                                                        2011   2012   2013   TOTAL
                                                        ----   ----   ----   -----
          Growth & Income Fund ...................      $229   $347   $311    $887
          Mid-Cap Core Fund  .....................        --     --     73      73
          Mid-Cap Growth Fund.....................        57    136    110     303
          Quality Large-Cap Value Fund............        --     79     85     164
          Quality Small-Cap Fund..................        40    244    152     436
          Small-Cap Sustainable Growth Fund.......        28     73     51     152

     D.   DISTRIBUTOR:
          As the distributor of each Fund's shares, VP Distributors, Inc. ("VP Distributors"), an indirect wholly-owned subsidiary of Virtus, has advised the Funds that for the six-month period ended September 30, 2010, it retained Class A net commissions of $164; Class B deferred sales charges of $11; and Class C deferred sales charges of $3.

          In addition, each Fund pays VP Distributors distribution and/or service fees under a Board approved 12b-1 and shareholder service plan, at an annual rate of 0.25% for Class A shares, 1.00% for Class B shares and 1.00% for Class C shares applied to the average daily net assets of each respective Class. Class I shares are not subject to a 12b-1 plan.

          Under certain circumstances, shares of certain Virtus Mutual Funds may be exchanged for shares of the same class of certain other Virtus Mutual Funds on the basis of the relative net asset values per share at the time of the exchange. On exchanges of share classes with CDSC, the CDSC schedule of the original shares purchased continues to apply.

     E.   ADMINISTRATION AND TRANSFER AGENT SERVICES:
          VP Distributors serves as the Administrator to the Trust. For the period ended September 30, 2010, VP Distributors received administration fees totaling $526 which are included in the Statement of Operations.

          VP Distributors also serves as the Trust's transfer agent. For the period ended September 30, 2010, VP Distributors received transfer agent fees totaling $600 which are included in the Statements of Operations. A portion of these fees is paid to outside entities that also provide services to the Funds.

          On April 14, 2010, the Board of Trustees approved an increase in the rate of fees payable to VP Distributors in its role as Administrator and Transfer Agent to the Trust with immediate effect.


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
                                                         VIRTUS EQUITY TRUST
                                              NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                   SEPTEMBER 30, 2010 (UNAUDITED)

     F.   AFFILIATED SHAREHOLDERS:
          At September 30, 2010, Virtus and its affiliates and the retirement plans of Virtus and its affiliates, held shares of the
          Funds which may be redeemed at any time that aggregated the following:

                                                                AGGREGATE
                                                     SHARES    NET ASSETS
                                                     -------   ----------
          Mid-Cap Core Fund
             Class A .............................    10,181     $  125
             Class C .............................    10,158        124
             Class I .............................    10,191        125
          Quality Large-Cap Value Fund
             Class I .............................     9,407         84
          Quality Small-Cap Fund
             Class A .............................    21,516        218
             Class I .............................   598,764      6,071
          Small-Cap Core Fund
             Class A .............................     8,629        128
             Class I .............................   359,759      5,497
          Small-Cap Sustainable Growth Fund
             Class C .............................    10,000         88

4.   PURCHASES AND SALES OF SECURITIES
     ($ REPORTED IN THOUSANDS)

     Purchases and sales of investment securities (excluding U.S. Government and agency securities, short-term securities and forward currency contracts) during the period ended September 30, 2010, were as follows:

                                                     PURCHASES     SALES
                                                     ---------   --------
     Growth & Income Fund.........................    $ 31,480   $ 50,594
     Mid-Cap Core Fund............................        113          49
     Mid-Cap Growth Fund .........................     38,757      42,415
     Quality Large-Cap Value Fund ................      5,040       7,394
     Quality Small-Cap Fund  .....................     34,226      28,663
     Small-Cap Core Fund .........................      4,315       8,818
     Small-Cap Sustainable Growth Fund ...........      4,088       6,339
     Strategic Growth Fund.......................     192,646     223,937
     Tactical Allocation Fund  ...................     74,696      78,401

     The Tactical Allocation Fund had purchases of $36,206 and sales of $41,945 of long-term U.S. Government and agency securities during the period ended September 30, 2010.


                                                                 38

                                                        VIRTUS EQUITY TRUST
                                             NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                         SEPTEMBER 30, 2010

5.   CAPITAL SHARE TRANSACTIONS
    (REPORTED IN THOUSANDS)

     Transactions in shares of capital stock, during the periods ended as indicated below, were as follows:

                                             GROWTH & INCOME FUND                    MID-CAP CORE FUND
                                  -------------------------------------   ---------------------------------------
                                   SIX MONTHS ENDED                        SIX MONTHS ENDED     FROM INCEPTION,
                                  SEPTEMBER 30, 2010      YEAR ENDED      SEPTEMBER 30, 2010  JUNE 22, 2009(3) TO
                                      (UNAUDITED)       MARCH 31, 2010       (UNAUDITED)         MARCH 31, 2010
                                  ------------------  -----------------   ------------------  -------------------
                                  SHARES    AMOUNT    SHARES    AMOUNT      SHARES   AMOUNT      SHARES   AMOUNT
                                  ------    --------  ------   --------     ------   ------      ------   ------
CLASS A
   Sale of shares                    109    $  1,508     920   $ 11,399       8       $103        27      $ 294
   Reinvestment of distributions      33         442      99      1,190      --(1)       4        --(1)       2
   Shares repurchased             (1,075)    (14,589) (3,133)   (41,492)     --         --        --(1)      (1)
                                  ------    --------  ------   --------     ---      -----       ---      -----
   Net Increase / (Decrease)        (933)   $(12,639) (2,114)  $(28,903)      8       $107        27      $ 295
                                  ======    ========  ======   ========     ===      =====       ===      =====
CLASS B
   Sale of shares                     --(1) $      1      16   $    189      --       $ --        --      $  --
   Reinvestment of distributions       1           9       4         44      --         --        --         --
   Shares repurchased                (84)     (1,116)   (252)    (3,113)     --         --        --         --
                                  ------    --------  ------   --------     ---      -----       ---      -----
   Net Increase / (Decrease)         (83)   $ (1,106)   (232)  $ (2,880)     --       $ --        --      $  --
                                  ======    ========  ======   ========     ===      =====       ===      =====
CLASS C
   Sale of shares                     10    $    136      38   $    474      --       $ --        10      $ 100
   Reinvestment of distributions       4          56      15        169      --(1)       1        --(1)       1
   Shares repurchased               (191)     (2,504)   (376)    (4,743)     --         --        --         --
                                  ------    --------  ------   --------     ---      -----       ---      -----
   Net Increase / (Decrease)        (177)   $ (2,312)   (323)  $ (4,100)     --(1)    $  1        10      $ 101
                                  ======    ========  ======   ========     ===      =====       ===      =====
CLASS I
   Sale of shares                      6    $     77      24   $    320      --       $ --        13      $ 130
   Reinvestment of distributions       3          38       8         98      --(1)       1        --(1)       1
   Shares repurchased               (241)     (3,265)   (401)    (5,076)     --         --        --(1)      --
                                  ------    --------  ------   --------     ---      -----       ---      -----
   Net Increase / (Decrease)        (232)   $ (3,150)   (369)  $ (4,658)     --(1)    $  1        13      $ 131
                                  ======    ========  ======   ========     ===      =====       ===      =====

(1)  Shares less than 500.

                                            MID-CAP GROWTH FUND                QUALITY LARGE-CAP VALUE FUND
                                  -------------------------------------   --------------------------------------
                                   SIX MONTHS ENDED                        SIX MONTHS ENDED
                                  SEPTEMBER 30, 2010      YEAR ENDED      SEPTEMBER 30, 2010      YEAR ENDED
                                      (UNAUDITED)       MARCH 31, 2010       (UNAUDITED)        MARCH 31, 2010
                                  ------------------  -----------------   ------------------  ------------------
                                  SHARES    AMOUNT    SHARES    AMOUNT      SHARES   AMOUNT   SHARES     AMOUNT
                                  ------   --------   ------   --------     ------   ------   ------    --------
CLASS A
   Sale of shares                   158    $ 2,106      443    $  5,172       95    $   841      492    $  3,645
   Reinvestment of distributions     --         --       --(1)       --(2)    37        314       76         556
   Shares repurchased              (362)    (4,820)    (915)    (10,865)    (333)    (2,948)  (2,826)    (21,930)
                                   ----    -------     ----    --------     ----    -------   ------    --------
   Net Increase / (Decrease)       (204)   $(2,714)    (472)   $ (5,693)    (201)   $(1,793)  (2,258)   $(17,729)
                                   ====    =======     ====    ========     ====    =======   ======    ========
CLASS B
   Sale of shares                    11    $   127       18    $    182       --    $    --       --    $     --
   Shares repurchased               (69)      (812)    (238)     (2,434)      --         --       --          --
                                   ----    -------     ----    --------     ----    -------   ------    --------
   Net Increase / (Decrease)        (58)   $  (685)    (220)   $ (2,252)      --    $    --       --    $     --
                                   ====    =======     ====    ========     ====    =======   ======    ========
CLASS C
   Sale of shares                     6    $    67      147    $  1,407        8    $    68       88    $    733
   Reinvestment of distributions     --         --       --          --        2         15        2          17
   Shares repurchased               (34)      (403)     (80)       (810)     (45)      (399)    (138)     (1,062)
                                   ----    -------     ----    --------     ----    -------   ------    --------
   Net Increase / (Decrease)        (28)   $  (336)      67    $    597      (35)   $  (316)     (48)   $   (312)
                                   ====    =======     ====    ========     ====    =======   ======    ========
CLASS I
   Sale of shares                     1    $     8       48    $    596        5    $    49       30    $    255
   Reinvestment of distributions     --         --       --          --       --(1)       3       --(1)        2
   Shares repurchased                (3)       (38)     (40)       (491)     (10)       (83)      (2)        (16)
                                   ----    -------     ----    --------     ----    -------   ------    --------
   Net Increase / (Decrease)         (2)   $   (30)       8    $    105       (5)   $   (31)      28    $    241
                                   ====    =======     ====    ========     ====    =======   ======    ========

(1)  Shares less than 500.

(2)  Amount is less than $500.

(3)  Inception date of the Fund.


                                                                 39

                                                        VIRTUS EQUITY TRUST
                                             NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                         SEPTEMBER 30, 2010

                                         QUALITY SMALL-CAP FUND                     SMALL-CAP CORE FUND
                                  -------------------------------------   --------------------------------------
                                   SIX MONTHS ENDED                        SIX MONTHS ENDED
                                  SEPTEMBER 30, 2010      YEAR ENDED      SEPTEMBER 30, 2010        YEAR ENDED
                                      (UNAUDITED)       MARCH 31, 2010       (UNAUDITED)          MARCH 31, 2010
                                  ------------------  -----------------   ------------------     ---------------
                                  SHARES     AMOUNT   SHARES    AMOUNT     SHARES     AMOUNT     SHARES   AMOUNT
                                  ------    --------  ------   --------    ------    -------     ------  -------
CLASS A
   Sale of shares                    608    $  5,984   1,201   $ 10,301      239     $ 3,483        237  $ 3,082
   Reinvestment of distributions      19         180      46        380       --          --         --       --
   Plans of Reorganization
      (Note 10)                    5,653      53,432      --         --      554       7,966         --       --
   Conversion of Class B Shares
      to Class A Shares               --          --      --         --       47         684         --       --
   Shares repurchased               (885)     (8,599) (1,194)   (10,141)    (250)     (3,670)      (318)  (4,017)
                                  ------    --------  ------   --------    -----     -------     ------  -------
   Net Increase / (Decrease)       5,395    $ 50,997      53   $    540      590     $ 8,463        (81) $  (935)
                                  ======    ========  ======   ========    =====     =======     ======  =======
CLASS B
   Sale of shares                     --    $     --      --   $     --       --(1)  $    --(2)       3  $    35
   Reinvestment of distributions      --          --      --         --       --          --         --       --
   Conversion of Class B Shares
      to Class A Shares               --          --      --         --      (51)       (684)        --       --
   Shares repurchased                 --          --      --         --       (6)        (84)       (28)    (345)
                                  ------    --------  ------   --------    -----     -------     ------  -------
   Net Increase / (Decrease)          --    $     --      --   $     --      (57)    $  (768)       (25) $  (310)
                                  ======    ========  ======   ========    =====     =======     ======  =======
CLASS C
   Sale of shares                     34    $    329     179   $  1,477       86     $ 1,168        157  $ 1,905
   Reinvestment of distributions       1           6       2         14       --          --         --       --
   Plans of Reorganization
      (Note 10)                    1,587      15,255      --         --       47         623         --       --
   Shares repurchased               (111)     (1,074)    (67)      (585)     (40)       (541)       (67)    (795)
                                  ------    --------  ------   --------    -----     -------     ------  -------
   Net Increase / (Decrease)       1,511    $ 14,516     114   $    906       93     $ 1,250         90  $ 1,110
                                  ======    ========  ======   ========    =====     =======     ======  =======
CLASS I
   Sale of shares                  2,104    $ 20,163   2,892   $ 25,129      436     $ 6,483        629  $ 8,480
   Reinvestment of distributions      34         333      81        670       --          --         --       --
   Plans of Reorganization
      (Note 10)                    4,935      47,396      --         --    3,951      58,273         --       --
   Shares repurchased             (1,098)    (10,658) (2,611)   (22,842)    (583)     (8,531)      (403)  (5,180)
                                  ------    --------  ------   --------    -----     -------     ------  -------
Net Increase / (Decrease)          5,975    $ 57,234     362   $  2,957    3,804     $56,225        226  $ 3,300
                                  ======    ========  ======   ========    =====     =======     ======  =======

                                    SMALL-CAP SUSTAINABLE GROWTH FUND              STRATEGIC GROWTH FUND
                                  -------------------------------------   ----------------------------------------
                                   SIX MONTHS ENDED                        SIX MONTHS ENDED
                                  SEPTEMBER 30, 2010      YEAR ENDED      SEPTEMBER 30, 2010        YEAR ENDED
                                      (UNAUDITED)       MARCH 31, 2010       (UNAUDITED)          MARCH 31, 2010
                                  ------------------  -----------------   ------------------    ------------------
                                  SHARES     AMOUNT   SHARES    AMOUNT    SHARES     AMOUNT     SHARES     AMOUNT
                                  ------    --------  ------   --------   ------    --------    ------    --------
CLASS A
   Sale of shares                    34     $   299     116    $   889       535    $  4,227       633    $  4,661
   Reinvestment of distributions     --          --      --         --     1,965      15,326        --(1)       --(2)
   Plans of Reorganization
      (Note 10)                   5,794      52,387      --         --        --          --    40,081     297,847
   Shares repurchased              (439)     (3,843)   (344)    (2,947)   (3,686)    (29,153)   (3,450)    (26,341)
                                  -----     -------    ----    -------    ------    --------    ------    --------
   Net Increase / (Decrease)      5,389     $48,843    (228)   $(2,058)   (1,186)   $ (9,600)   37,264    $276,167
                                  =====     =======    ====    =======    ======    ========    ======    ========
CLASS B
   Sale of shares                    --     $    --      --    $    --         5    $     31        26    $    160
   Reinvestment of distributions     --          --      --         --        47         321        --(1)       --(2)
   Plans of Reorganization
      (Note 10)                      --          --      --         --        --          --       887       5,658
   Shares repurchased                --          --      --         --      (198)     (1,386)     (295)     (1,925)
                                  -----     -------    ----    -------    ------    --------    ------    --------
   Net Increase / (Decrease)         --     $    --      --    $    --      (146)   $ (1,034)      618    $  3,893
                                  =====     =======    ====    =======    ======    ========    ======    ========

(1)  Shares less than 500.

(2)  Amount is less than $500.


                                                                 40

                                                        VIRTUS EQUITY TRUST
                                             NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                         SEPTEMBER 30, 2010

                                            SMALL-CAP SUSTAINABLE
                                           GROWTH FUND (CONTINUED)           STRATEGIC GROWTH FUND (CONTINUED)
                                  -------------------------------------   ---------------------------------------
                                   SIX MONTHS ENDED                        SIX MONTHS ENDED
                                  SEPTEMBER 30, 2010      YEAR ENDED      SEPTEMBER 30, 2010       YEAR ENDED
                                      (UNAUDITED)       MARCH 31, 2010       (UNAUDITED)         MARCH 31, 2010
                                  ------------------  -----------------   ------------------  -------------------
                                  SHARES     AMOUNT   SHARES    AMOUNT     SHARES     AMOUNT     SHARES   AMOUNT
                                  ------    --------  ------   --------    ------    -------     ------   ------
CLASS C
   Sale of shares                     2      $   14      17    $   131        22      $ 154         44    $   293
   Reinvestment of distributions     --          --      --         --        34        233         --         --
   Plans of Reorganization
      (Note 10)                     628       5,509      --         --        --         --      1,023      6,050
   Shares repurchased               (48)       (407)     (6)       (44)      (81)      (564)      (411)    (2,617)
                                    ---      ------    ----    -------       ---      -----      -----    -------
   Net Increase / (Decrease)        582      $5,116      11    $    87       (25)     $(177)       656    $ 3,726
                                    ===      ======    ====    =======       ===      =====      =====    =======
CLASS I
   Sale of shares                     6      $   58     104    $   826        11      $  89         94    $   735
   Reinvestment of distributions     --          --      --         --        19        148         --         --
   Shares repurchased               (95)       (877)   (646)    (5,198)      (16)      (123)      (188)    (1,389)
                                    ---      ------    ----    -------       ---      -----      -----    -------
   Net Increase / (Decrease)        (89)     $ (819)   (542)   $(4,372)       14      $ 114        (94)   $  (654)
                                    ===      ======    ====    =======       ===      =====      =====    =======

                                          TACTICAL ALLOCATION FUND
                                  -------------------------------------
                                   SIX MONTHS ENDED
                                  SEPTEMBER 30, 2010        YEAR ENDED
                                      (UNAUDITED)         MARCH 31, 2010
                                  ------------------    -----------------
                                  SHARES     AMOUNT     SHARES    AMOUNT
                                  ------    --------    ------   --------
CLASS A
   Sale of shares                    193    $  1,541       412   $  3,140
   Reinvestment of distributions     182       1,435       473      3,577
   Shares repurchased             (1,512)    (11,988)   (2,786)   (21,285)
                                  ------    --------    ------   --------
   Net Increase / (Decrease)      (1,137)   $ (9,012)   (1,901)  $(14,568)
                                  ======    ========    ======   ========
CLASS B
   Sale of shares                     --(1) $     --(2)     26   $    193
   Reinvestment of distributions       1           9         5         34
   Shares repurchased                (48)       (385)     (141)    (1,069)
                                  ------    --------    ------   --------
   Net Increase / (Decrease)         (47)   $   (376)     (110)  $   (842)
                                  ======    ========    ======   ========
CLASS C
   Sale of shares                      7    $     54        59   $    451
   Reinvestment of distributions       1           6         2         14
   Shares repurchased                (27)       (217)       (9)       (64)
                                  ------    --------    ------   --------
   Net Increase / (Decrease)         (19)   $   (157)       52   $    401
                                  ======    ========    ======   ========

(1)  Shares less than 500.

(2)  Amount is less than $500.


                                                                 41

                                                       VIRTUS EQUITY TRUST
                                          NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                  SEPTEMBER 30, 2010 (UNAUDITED)

6.   10% SHAREHOLDERS

     At September 30, 2010, the Funds had individual shareholder accounts and/or omnibus shareholder accounts (comprised of a group of individual shareholders), which amounted to more than 10% of the total shares outstanding of the Funds as detailed below.

                                  % OF SHARES   NUMBER OF ACCOUNTS
                                  -----------   ------------------
     Mid-Cap Core Fund ........        69%               4*
     Small-Cap Core Fund ......        36                2

     *    INCLUDES SHAREHOLDER ACCOUNT AFFILIATED WITH VIRTUS.

7.   INDEMNIFICATIONS

     Under the Funds' organizational documents, their Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, the Funds enter into contracts that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these arrangements.

8.   FEDERAL INCOME TAX INFORMATION
     ($ REPORTED IN THOUSANDS)

     At September 30, 2010, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by the
     Funds were as follows:

                                                                                           NET UNREALIZED
                                                 FEDERAL    UNREALIZED      UNREALIZED      APPRECIATION
     FUND                                       TAX COST   APPRECIATION   (DEPRECIATION)   (DEPRECIATION)
     ----                                       --------   ------------   --------------   --------------
     Growth & Income Fund ...................   $123,388     $25,587         $(5,117)          $20,470
     Mid-Cap Core Fund ......................        820          99             (18)               81
     Mid-Cap Growth Fund ....................     92,234      15,303          (2,116)           13,187
     Quality Large-Cap Value Fund ...........     48,661       4,548            (525)            4,023
     Quality Small-Cap Fund .................    241,688      28,490          (2,085)           26,405
     Small-Cap Core Fund ....................    129,188      14,314            (197)           14,117
     Small-Cap Sustainable Growth Fund ......     73,971       3,454          (1,572)            1,882
     Strategic Growth Fund ..................    370,632      72,284          (7,451)           64,833
     Tactical Allocation Fund ...............    193,066      24,676          (3,971)           20,705

     The Funds have capital loss carryovers which may be used to offset future capital gains, as follows:

                                                                             EXPIRATION YEAR
                                                -------------------------------------------------------------------------
                                                  2011     2012    2014    2015     2016       2017      2018      TOTAL
                                                -------   ------   ----   ------   -------   -------   -------   --------
     Growth & Income Fund ...................   $18,605   $2,953   $ --   $   --   $    --   $ 6,192   $27,247   $ 54,997
     Mid-Cap Core Fund ......................        --       --     --       --        --        --        --         --
     Mid-Cap Growth Fund ....................        --       --     --       --     3,884     9,046    25,590     38,520
     Quality Large-Cap Value Fund ...........       407       --     --       --        --    25,023     8,385     33,815
     Quality Small-Cap Fund .................        --       --     --       --        --     2,330    16,059     18,389
     Small-Cap Core Fund ....................        --       --     --       --        --     4,753     2,709      7,462
     Small-Cap Sustainable Growth Fund ......        --       --      2       --       310     1,243     3,489      5,044
     Strategic Growth Fund ..................    13,554      330    686    4,365    32,524    78,220    10,686    140,365
     Tactical Allocation Fund ...............        --       --     --       --        --     2,539    24,666     27,205

     The Trust may not realize the benefit of these losses to the extent each Fund does not realize gains on investments prior to the expiration of the capital loss carryovers.

9.   CREDIT RISK AND ASSET CONCENTRATIONS

     In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund's ability to repatriate such amounts.

     High-yield/high-risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high-yield securities may be complex, and as a result, it may be more difficult for the Adviser and/or Subadviser to accurately predict risk.

     Certain Funds may invest a high percentage of their assets in specific sectors of the market in their pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if a Fund did not concentrate its investments in such sectors.


                                       42

                                                            VIRTUS EQUITY TRUST
                                                  NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                       SEPTEMBER 30, 2010 (UNAUDITED)

     At September 30, 2010, the Funds listed held securities issued by various companies in specific sectors as detailed below:

                                                                         PERCENTAGE OF TOTAL
     FUND                                                SECTOR              INVESTMENTS
     ----                                       ----------------------   -------------------
     Small-Cap Sustainable Growth Fund ......   Information Technology           25%
     Strategic Growth Fund ..................   Information Technology           31

10.  PLANS OF REORGANIZATION
     (ALL AMOUNTS EXCEPT FOR THE PER SHARE AMOUNTS ARE REPORTED IN THOUSANDS)

     On February 25, 2010, the Board of Trustees of the Virtus Equity Trust approved an Agreement and Plan of Reorganization (the
     "Plan") with respect to the Small-Cap Growth Fund (the "Merged Fund") and the Small-Cap Sustainable Growth Fund (the "Acquiring
     Fund"), which provided for the transfer of all of the assets of the Merged Fund for shares of the Acquiring Fund and the assumption of the liabilities of the Merged Fund. The purpose of the transaction was to eliminate the offering of overlapping
     Funds with similar investment objectives and similar investment strategies within the Virtus Mutual Fund Complex, while simultaneously creating economies of scale for the surviving Funds that were intended to lower Fund expenses. For financial reporting purposes, assets received and shares issued by the Virtus Small-Cap Sustainable Growth Fund were recorded at fair value; however, the cost basis of the investments received from the Virtus Small-Cap Growth Fund was carried forward to align ongoing reporting of the Virtus Small-Cap Sustainable Growth Fund's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

     The acquisition was accomplished by a tax-free exchange of shares on June 25, 2010. The share transactions associated with the merger are shown in Note 5 as Plan of Reorganization:

                              JUNE 25, 2010                                  JUNE 25, 2010  MERGED FUND
                                 SHARES            ACQUIRING                     SHARES      NET ASSET
     MERGED FUND               OUTSTANDING            FUND                     CONVERTED       VALUE
     ----------------         -------------  -----------------------         -------------  -----------

     Virtus Small-Cap                        Virtus Small-Cap
        Growth Fund                          Sustainable Growth Fund
                       Class                                          Class
                           A      1,988                                   A      5,794        $52,387
                           C        232                                   C        628          5,509

     The net assets and net unrealized appreciation (depreciation) immediately before the acquisition were as follows:

                                  UNREALIZED
                         NET     APPRECIATION          ACQUIRING           NET
     MERGED FUND        ASSETS  (DEPRECIATION)            FUND           ASSETS
     ----------------  -------  --------------  -----------------------  ------
     Virtus Small-Cap                           Virtus Small-Cap
        Growth Fund    $57,896      $7,351      Sustainable Growth Fund  $4,777

     Assuming the acquisition had been completed on April 1, 2010, the Virtus Small-Cap Sustainable Growth Fund results of operations for the period ended September 30, 2010, are as follows:

     Net investment income (loss)                        $  (114)(a)
     Net gain (loss) on investments                      $10,789(b)
     Net increase (decrease) in assets from operations   $10,675

(a)  $153, as reported in the Statement of Operations, plus $(267) Net Investment Income from the Virtus Small-Cap Growth Fund pre-merger.

(b)  $(380), as reported in the Statement of Operations, plus $11,169 Net Realized and Unrealized Gain (Loss) on Investments from the Virtus Small-Cap Growth Fund pre-merger.

     Because both the Virtus Small-Cap Growth Fund and the Virtus Small-Cap Sustainable Growth Fund sold and redeemed shares throughout the period, providing pro-forma information on a per-share basis is not feasible.

     Because the combined Funds have been managed as an integrated single Fund since the completion date it is also not feasible to separate the income/(losses) and gains/(losses) of the merged Virtus Small-Cap Growth Fund that have been included in the acquired Virtus Small-Cap Sustainable Growth Fund's Statement of Operations since June 25, 2010.

     On February 25, 2010, the Board of Trustees of the Virtus Equity Trust also approved an Agreement and Plan of Reorganization
     (the "Plan") with respect to the Disciplined Small-Cap Opportunities Fund (the "Merged Fund") and the Small-Cap Core Fund (the
     "Acquiring Fund"), which provided for the transfer of all of the assets of the Merged Fund for shares of the Acquiring Fund and the assumption of the liabilities of the Merged Fund. The purpose of the transaction was to eliminate the offering of overlapping Funds with similar investment objectives and similar investment strategies within the Virtus Mutual Fund Complex, while simultaneously creating economies of scale for the surviving Funds that were intended to lower Fund expenses. For financial reporting purposes, assets received and shares issued by the Virtus Small-Cap Core Fund were recorded at fair value;
     however, the cost basis of the investments received from the Virtus Disciplined Small-Cap Opportunities Fund was carried forward to align ongoing reporting of the Virtus Small-Cap Core Fund's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.


                                       43

                                                            VIRTUS EQUITY TRUST
                                             NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                       SEPTEMBER 30, 2010 (UNAUDITED)

     The acquisition was accomplished by a tax-free exchange of shares on June 25, 2010. The share transactions associated with the merger are shown in Note 5 as Plan of Reorganization:

                                JUNE 25, 2010                             JUNE 25, 2010  MERGED FUND
                                   SHARES            ACQUIRING                SHARES      NET ASSET
     MERGED FUND                 OUTSTANDING            FUND                CONVERTED       VALUE
     ------------------         -------------  ------------------         -------------  -----------
     Virtus Disciplined                        Virtus Small-Cap
        Small-Cap                              Core Fund
     Opportunities Fund
                         Class                                     Class
                             A        816                              A        554       $ 7,966
                             C         66                              C         47           623
                             I      5,608                              I      3,951        58,273

     The net assets and net unrealized appreciation (depreciation) immediately before the acquisition were as follows:

                                    UNREALIZED
                           NET     APPRECIATION       ACQUIRING       NET
     MERGED FUND          ASSETS  (DEPRECIATION)         FUND       ASSETS
     ----------------    -------  --------------  ----------------  ------
     Virtus Disciplined                           Virtus Small-Cap
        Small-Cap                                 Core Fund
     Opportunities Fund  $66,862      $7,012                         $52,134

     Assuming the acquisition had been completed on April 1, 2010, the Virtus Small-Cap Core Fund results of operations for the period ended September 30, 2010, are as follows:

     Net investment income (loss)                       $   242(a)
     Net gain (loss) on investments                     $12,441(b)
     Net increase (decrease) in assets from operations  $12,683

     (a)  $378, as reported in the Statement of Operations, plus $(136) Net Investment Income from the Virtus Disciplined Small-Cap
          Opportunities Fund pre-merger.

     (b)  $2,180, as reported in the Statement of Operations, plus $10,261 Net Realized and Unrealized Gain (Loss) on Investments
          from the Virtus Disciplined Small-Cap Opportunities Fund pre-merger.

     Because both the Virtus Disciplined Small-Cap Opportunities Fund and the Virtus Small-Cap Core Fund sold and redeemed shares throughout the period, providing pro-forma information on a per-share basis is not feasible.

     Because the combined Funds have been managed as an integrated single Fund since the completion date it is also not feasible to separate the income/(losses) and gains/(losses) of the merged Virtus Disciplined Small-Cap Opportunities Fund that have been included in the acquired Virtus Small-Cap Core Fund's Statement of Operations since June 25, 2010.

     On February 25, 2010, the Board of Trustees of the Virtus Equity Trust also approved an Agreement and Plan of Reorganization
     (the "Plan") with respect to the Disciplined Small-Cap Value Fund (the "Merged Fund") and the Quality Small-Cap Fund (the
     "Acquiring Fund"), which provided for the transfer of all of the assets of the Merged Fund for shares of the Acquiring Fund and the assumption of the liabilities of the Merged Fund. The purpose of the transaction was to eliminate the offering of overlapping Funds with similar investment objectives and similar investment strategies within the Virtus Mutual Fund Complex, while simultaneously creating economies of scale for the surviving Funds that were intended to lower Fund expenses. For financial reporting purposes, assets received and shares issued by the Virtus Quality Small-Cap Fund were recorded at fair value; however, the cost basis of the investments received from the Virtus Disciplined Small-Cap Value Fund was carried forward to align ongoing reporting of the Virtus Quality Small-Cap Fund's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

     The acquisition was accomplished by a tax-free exchange of shares on June 25, 2010. The share transactions associated with the merger are shown in Note 5 as Plan of Reorganization:

                                JUNE 25, 2010                         JUNE 25, 2010  MERGED FUND
                                   SHARES         ACQUIRING               SHARES      NET ASSET
     MERGED FUND                 OUTSTANDING         FUND               CONVERTED       VALUE
     ------------------         -------------  --------------         -------------  -----------
     Virtus Disciplined                        Virtus Quality
        Small-Cap                              Small-Cap Fund
     Value Fund
                         Class                                 Class
                             A      2,092                          A      5,563        $53,432
                             C        615                          C      1,587         15,255
                             I      1,830                          I      4,935         47,396


                                       44
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
                                                        VIRTUS EQUITY TRUST
                                             NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                   SEPTEMBER 30, 2010 (UNAUDITED)

     The net assets and net unrealized appreciation (depreciation) immediately before the acquisition were as follows:

                                     UNREALIZED
                            NET     APPRECIATION       ACQUIRING       NET
     MERGED FUND           ASSETS  (DEPRECIATION)         FUND       ASSETS
     ----------------    --------  --------------  ----------------  ------
     Virtus Disciplined                            Virtus Quality
        Small-Cap                                  Small-Cap Fund
     Value Fund          $116,083    $14,175                         $95,224

     Assuming the acquisition had been completed on April 1, 2010, the Virtus Quality Small-Cap Fund results of operations for the period ended September 30, 2010, are as follows:

     Net investment income (loss)                        $ 1,038(a)
     Net gain (loss) on investments                      $30,528(b)
     Net increase (decrease) in assets from operations   $31,566

     (a)  $1,000, as reported in the Statement of Operations, plus $38 Net Investment Income from the Virtus Disciplined Small-Cap
          Value Fund pre-merger.

     (b)  $8,022, as reported in the Statement of Operations, plus $22,506 Net Realized and Unrealized Gain (Loss) on Investments
          from the Virtus Disciplined Small-Cap Value Fund pre-merger.

     Because both the Virtus Disciplined Small-Cap Value Fund and the Virtus Quality Small-Cap Fund sold and redeemed shares throughout the period, providing pro-forma information on a per-share basis is not feasible.

     Because the combined Funds have been managed as an integrated single Fund since the completion date it is also not feasible to separate the income/(losses) and gains/(losses) of the merged Virtus Disciplined Small-Cap Value Fund that have been included in the acquired Virtus Quality Small-Cap Fund's Statement of Operations since June 25, 2010.

     On November 18, 2009, the Board of Trustees of the Virtus Equity Trust approved an Agreement and Plan of Reorganization (the
     "Plan") applicable to the Virtus Capital Growth Fund (the "Merged Fund") and Virtus Strategic Growth Fund (the "Acquiring
     Fund"), which provided for the transfer of all of the assets of the Merged Fund for shares of the Acquiring Fund and the assumption of the liabilities of the Merged Fund. The purpose of the transaction was to eliminate the offering of overlapping
     Funds with similar investment objectives and similar investment strategies within the Virtus Mutual Funds, while simultaneously creating economies of scale for the surviving Fund that were intended to lower Fund expenses. For financial reporting purposes, assets received and shares issued by the Virtus Strategic Growth Fund were recorded at fair value; however, the cost basis of the investments received from the Virtus Capital Growth Fund was carried forward to align ongoing reporting of the Virtus
     Strategic Growth Fund's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

     The acquisition was accomplished by a tax-free exchange of shares on January 29, 2010. The share transactions associated with the merger are shown in Note 5 as Plan of Reorganization:

                                1/29/10                                 1/29/10    MERGED FUND
                                 SHARES         ACQUIRING                SHARES     NET ASSET
     MERGED FUND              OUTSTANDING        FUND                  CONVERTED      VALUE
     --------------           -----------   ----------------           ---------   -----------
     Virtus Capital                         Virtus Strategic
        Growth Fund                         Growth Fund
                      Class                                    Class
                          A      19,548                            A     33,065      $253,489
                          B         347                            B        596         4,025
                          C         146                            C        274         1,853

     The net assets and net unrealized appreciation (depreciation) immediately before the acquisition were as follows:

                                  UNREALIZED
                         NET     APPRECIATION       ACQUIRING        NET
     MERGED FUND        ASSETS  (DEPRECIATION)         FUND        ASSETS
     --------------   --------  --------------  ----------------  --------
     Virtus Capital                             Virtus Strategic
        Growth Fund   $259,367      $53,037     Growth Fund       $146,953

     Assuming the acquisition had been completed on April 1, 2009, the Virtus Strategic Growth Fund results of operations for the year ended March 31, 2010, are as follows:

     Net investment income (loss)                             $ (1,698)(a)
     Net realized and unrealized gain (loss) on investments   $128,017(b)
     Net increase (decrease) in assets from operations        $126,319

     (a)  $(661), as reported in the Statement of Operations, plus $(1,037) Net Investment Income from the Virtus Capital Growth
          Fund pre-merger.

     (b)  $78,662, as reported in the Statement of Operations, plus $49,355 Net Realized and Unrealized Gain (Loss) on Investments
          from the Virtus Capital Growth Fund pre-merger.

     Because both the Virtus Capital Growth Fund and the Virtus Strategic Growth Fund sold and redeemed shares throughout the period, providing pro-forma information on a per-share basis is not feasible.


                                                                 45
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

                                                         VIRTUS EQUITY TRUST
                                              NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                   SEPTEMBER 30, 2010 (UNAUDITED)

     Because the combined Funds have been managed as an integrated single Fund since the completion date it is also not feasible to separate the income/(losses) and gains/(losses) of the Merged Fund that have been included in the Acquiring Fund's Statement of
     Operations since January 29, 2010.

     On November 20, 2008, the Board of Trustees of the Virtus Equity Trust approved an Agreement and Plan of Reorganization (the
     "Plan") applicable to the Virtus All-Cap Growth Fund (the "Merged Fund") and Virtus Strategic Growth Fund (the "Acquiring
     Fund"), which provided for the transfer of all of the assets of the Merged Fund for shares of the Acquiring Fund and the assumption of the liabilities of the Merged Fund. The purpose of the transaction was to eliminate the offering of overlapping
     Funds with similar investment objectives and similar investment strategies within the Virtus Mutual Funds, while simultaneously creating economies of scale for the surviving Funds that were intended to lower Fund expenses. For financial reporting purposes, assets received and shares issued by the Virtus Strategic Growth Fund were recorded at fair value; however, the cost basis of the investments received from the Virtus All-Cap Growth Fund was carried forward to align ongoing reporting of the
     Virtus Strategic Growth Fund's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

     The acquisition was accomplished by a tax-free exchange of shares on April 24, 2009. The share transactions associated with the merger are shown in Note 5 as Plan of Reorganization:

                                               4/24/09                                       4/24/09        MERGED FUND
                                                SHARES             ACQUIRING                  SHARES         NET ASSET
               MERGED FUND                   OUTSTANDING             FUND                   CONVERTED          VALUE
              --------------                 -----------       ----------------             ---------       -----------
              Virtus All-Cap                                   Virtus Strategic
              Growth Fund                                        Growth Fund
                                Class                                            Class
                                    A             5,269                              A        7,016           $44,358
                                    B               243                              B          291             1,633
                                    C               625                              C          749             4,197

     The net assets and net unrealized appreciation (depreciation) immediately before the acquisition were as follows:

                                                          UNREALIZED
                                          NET            APPRECIATION              ACQUIRING              NET
                 MERGED FUND             ASSETS         (DEPRECIATION)               FUND                ASSETS
                --------------          -------         --------------         ----------------         -------
                Virtus All-Cap                                                 Virtus Strategic
                Growth Fund             $50,188                $(5,313)        Growth Fund              $85,258

     Assuming the acquisition had been completed on April 1, 2009, the Virtus Strategic Growth Fund results of operations for the year ended March 31, 2010, are as follows:

     Net investment income (loss)                                     $  (691)(a)
     Net realized and unrealized gain (loss) on investments           $70,591(b)
     Net increase (decrease) in assets from operations                $69,900

          (a)  $(661), as reported in the Statement of Operations, plus $(30) Net Investment Income from the Virtus All-Cap Growth
               Fund pre-merger.

          (b)  $78,662, as reported in the Statement of Operations, plus $(8,071) Net Realized and Unrealized Gain (Loss) on
               Investments from the Virtus All-Cap Growth Fund pre-merger.

     Because both the Virtus All-Cap Growth Fund and the Virtus Strategic Growth Fund sold and redeemed shares throughout the period, providing pro-forma information on a per-share basis is not feasible.

     Because the combined Funds have been managed as an integrated single Fund since the completion date it is also not feasible to separate the income/(losses) and gains/(losses) of the Merged Fund that have been included in the Acquiring Fund's Statement of
     Operations since April 24, 2009.

11.  RECENT ACCOUNTING PRONOUNCEMENT

     In January 2010, the Financial Accounting Standards Board issued Accounting Standards Update ("ASU") No. 2010-06 "Improving
     Disclosures about Fair Value Measurements". ASU 2010-06 will require reporting entities to make new disclosures about purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2010. At this time, management is evaluating the implications of ASU No. 2010-06 and its impact on the financial statements has not been determined.

12.  SUBSEQUENT EVENT EVALUATIONS

     Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available for issuance, and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.
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                                       46

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
                                                   RESULTS OF SHAREHOLDER MEETING
                                                         VIRTUS EQUITY TRUST
                                                            JUNE 23, 2010
                                                             (UNAUDITED)

     At a special meeting of shareholders of Virtus Small-Cap Growth Fund, a former series of Virtus Equity Trust, held on June 23,
     2010, shareholders voted on the following proposal:

     NUMBER OF ELIGIBLE SHARES VOTED:

                                                                                FOR          AGAINST      ABSTAIN
                                                                           -------------   ----------   ----------
     To approve an Agreement and Plan of Reorganization
        to merge Virtus Small-Cap Growth Fund, a former series
        of Virtus Equity Trust, into Virtus Small-Cap Sustainable
        Growth Fund, a series of Virtus Equity Trust ...................   1,059,885.661   49,895.882   44,681.002

     Shareholders of the Fund approved the above proposal.

     At a special meeting of shareholders of Virtus Disciplined Small-Cap Opportunity Fund, a former series of Virtus Insight Trust, held on June 23, 2010, shareholders voted on the following proposal, affecting Virtus Small-Cap Core Fund, a series of Virtus
     Equity Trust:

     NUMBER OF ELIGIBLE SHARES VOTED:

                                                                                FOR          AGAINST      ABSTAIN
                                                                           -------------   ----------   ----------
     To approve an Agreement and Plan of Reorganization
        to merge Virtus Disciplined Small-Cap Opportunity Fund,
        a former series of Virtus Insight Trust into Virtus
        Small-Cap Core Fund, a series of Virtus Equity Trust ...........   6,147,550.652   13,546.052   8,052.874

     Shareholders of the Fund voted to approve the above proposal.

     At a special meeting of shareholders of Virtus Disciplined Small-Cap Value Fund, a former series of Virtus Insight Trust, held on June 23, 2010, shareholders voted on the following proposal, affecting Virtus Quality Small-Cap Fund, a series of Virtus
     Equity Trust:

     NUMBER OF ELIGIBLE SHARES VOTED:

                                                                                FOR          AGAINST      ABSTAIN
                                                                           -------------   ----------   ----------
     To approve an Agreement and Plan of Reorganization
        to merge Virtus Disciplined Small-Cap Value Fund,
        a former series of Virtus Insight Trust into Virtus
        Quality Small-Cap Fund, a series of Virtus Equity Trust ........   2,827,571.528   40,886.592   50,475.285

     Shareholders of the Fund voted to approve the above proposal.

VIRTUS EQUITY TRUST
101 Munson Street
Greenfield, MA 01301-9668

                                                          INVESTMENT ADVISER
                                                          Virtus Investment Advisers, Inc.
TRUSTEES                                                  100 Pearl Street
George R. Aylward                                         Hartford, CT 06103-4506
Leroy Keith, Jr.
Philip R. McLoughlin, Chairman                            PRINCIPAL UNDERWRITER
Geraldine M. McNamara                                     VP Distributors, Inc.
James M. Oates                                            100 Pearl Street
Richard E. Segerson                                       Hartford, CT 06103-4506
Ferdinand L.J. Verdonck
                                                          TRANSFER AGENT
                                                          VP Distributors, Inc.
                                                          100 Pearl Street
OFFICERS                                                  Hartford, CT 06103-4506
George R. Aylward, President
Francis G. Waltman, Senior Vice President                 CUSTODIAN
Marc Baltuch, Vice President and Chief                    PFPC Trust Company
   Compliance Officer                                     8800 Tinicum Boulevard
W. Patrick Bradley, Chief Financial Officer               Philadelphia, PA 19153-3111
   and Treasurer
Kevin J. Carr, Vice President, Chief Legal Officer,       HOW TO CONTACT US
   Counsel and Secretary                                  Mutual Fund Services       1-800-243-1574
                                                          Adviser Consulting Group   1-800-243-4361
                                                          Telephone Orders           1-800-367-5877
                                                          Text Telephone             1-800-243-1926
                                                          Web site                       virtus.com












------------------------------------------------------------------------------------------------------------------------------------
IMPORTANT NOTICE TO SHAREHOLDERS
The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.
------------------------------------------------------------------------------------------------------------------------------------
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
                                                         VIRTUS EQUITY TRUST

                                       Supplement dated November 29, 2010 to the Prospectuses
                                                dated July 31, 2010, as supplemented

IMPORTANT NOTICE TO INVESTORS

Effective January 1, 2011, Virtus Mutual Funds will make changes to the minimum purchase requirements for all funds. Additionally, beginning in 2011, Virtus Mutual Funds will impose an annual fee on accounts having balances of less than $2,500.

MINIMUM PURCHASE REQUIREMENTS

Effective January 1, 2011, Virtus Mutual Funds will implement revised purchase minimums. Accordingly, effective January 1, 2011, the table entitled "Purchase Minimums" under the heading "Purchase and Sale of Fund Shares" in each fund's prospectus is replaced with the following:

     -------------------------------------------------------------------------------------------------------------------------------
     PURCHASE MINIMUMS (EXCEPT CLASS I SHARES)
     -------------------------------------------------------------------------------------------------------------------------------
     Minimum Initial Purchase                                                                                   $2,500
     -------------------------------------------------------------------------------------------------------------------------------
        Individual Retirement Accounts (IRAs), systematic purchase, or systematic exchange accounts             $100
     -------------------------------------------------------------------------------------------------------------------------------
        Defined contribution plans, asset-based fee programs, profit-sharing plans, or employee benefit plans   No minimum
     -------------------------------------------------------------------------------------------------------------------------------
     Minimum Additional Purchase                                                                                $100
     -------------------------------------------------------------------------------------------------------------------------------
        Defined contribution plans, asset-based fee programs, profit-sharing plans, or employee benefit plans   No minimum
     -------------------------------------------------------------------------------------------------------------------------------

Also, the description of minimum initial and subsequent investment amounts appearing in the section "Step 1" under the heading "Your
Account" is amended to reflect the information shown in the above table.

ANNUAL FEE ASSESSMENT FOR CERTAIN ACCOUNTS

Due to the high cost of maintaining small accounts, effective January 1, 2011, Virtus Mutual Funds will begin assessing an annual fee of $25 per direct account for account balances under $2,500. Accordingly, effective January 1, 2011, the following disclosure is added under the heading "Account Policies" in each fund's prospectus:

ANNUAL FEE ON SMALL ACCOUNTS

     To help offset the costs associated with maintaining small accounts, Virtus Mutual Funds reserves the right to assess an annual
     $25 small account fee on fund accounts with a balance below $2,500. The small account fee may be waived in certain circumstances, such as for accounts that have elected electronic delivery of statements/regulatory documents and accounts owned by shareholders having multiple accounts with a combined value of over $25,000. The small account fee does not apply to accounts held through a financial intermediary.

     The small account fee will be collected through the automatic sale of shares in your account. We will send you written notice before we charge the $25 fee so that you may increase your account balance above the minimum, sign up for electronic delivery, consolidate your accounts or liquidate your account. You may take these actions at any time by contacting your investment professional or the Transfer Agent.

                         INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUSES FOR FUTURE REFERENCE.

VET 8019/Minimums (11/10)
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
                                                                    ------------
(VIRTUS LOGO)                                                         PRSRT STD
MUTUAL FUNDS                                                        U.S. POSTAGE
                                                                        PAID
                                                                     LANCASTER,
                                                                         PA
                                                                     PERMIT 1793
                                                                    ------------

c/o State Street Bank and Trust Company
             P.O. Box 8301
          Boston, MA 02266-8301









For more information about Virtus mutual funds,

please call your financial representative, contact us

at 1-800-243-1574 or virtus.com.

8015                                                                                                                           10-10
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
                                                                                                                          SEMIANNUAL
                                                                                                                              REPORT
                                                     (VIRTUS MUTUAL FUNDS LOGO)
------------------------------------------------------------------------------------------------------------------------------------


                                                       Virtus Balanced Fund*






                               * Prospectus supplement appears in the back of this Semiannual Report.

------------------------------------------------------------------------------------------------------------------------------------

     TRUST NAME:                                         September 30, 2010                                        Eligible
     VIRTUS                                                                                                    shareholders can
     EQUITY                                                                                                      sign up for
     TRUST                                                                                                        eDelivery
                                                                                                                      at
                                                                                                                  Virtus.com
                                                                                                                   (GRAPHIC)

     NO BANK GUARANTEE                                    NOT FDIC INSURED                                      MAY LOSE VALUE
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

                                                         TABLE OF CONTENTS

VIRTUS BALANCED FUND ("Balanced Fund")
Message to Shareholders .......................................................................................................    1
Disclosure of Fund Expenses ...................................................................................................    2
Schedule of Investments .......................................................................................................    4
Statement of Assets and Liabilities ...........................................................................................   13
Statement of Operations .......................................................................................................   14
Statement of Changes in Net Assets ............................................................................................   15
Financial Highlights ..........................................................................................................   16
Notes to Financial Statements .................................................................................................   18

------------------------------------------------------------------------------------------------------------------------------------

     PROXY VOTING PROCEDURES (FORM N-PX)
     The adviser and subadviser vote proxies relating to portfolio securities in accordance with procedures that have been approved by the Trust's Board of Trustees. You may obtain a description of these procedures, along with information regarding how the
     Fund voted proxies during the most recent 12-month period ended June 30, 2010, free of charge, by calling toll-free
     1-800-243-1574. This information is also available through the Securities and Exchange Commission's website at
     http://www.sec.gov.

     FORM N-Q INFORMATION
     The Trust files a complete schedule of portfolio holdings for the Fund with the Securities and Exchange Commission (the "SEC")
     for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC's website at
     http://www.sec.gov. Form N-Q may be reviewed and copied at the SEC's Public Reference Room. Information on the operation of the
     SEC's Public Reference Room can be obtained by calling toll-free 1-800-SEC-0330.

------------------------------------------------------------------------------------------------------------------------------------

This report is not authorized for distribution to prospective investors in the Virtus Balanced Fund unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, the Fund's record and other pertinent information.
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


                                                       MESSAGE TO SHAREHOLDERS

Dear Fellow Shareholders of Virtus Mutual Funds:

In September 2010, the National Bureau of Economic Research concluded that the "Great Recession" had ended more than a year earlier.
Good news? Undoubtedly. The sign that all is right with the economy? Hardly.

A steady flow of unpleasant economic news has remained the reality for much of the past six months. Retail sales have been weak, consumer confidence has waned, the housing market was still depressed, and the unemployment rate continued to hover near 10 percent.
While the recession was technically over, the economy seemed to be stalled between tentative growth and a temptation to fall into the second half of a feared "double dip." This uncertainty was reflected in the broader financial markets, which were split -- three months of gains and three months of losses -- over the past half year.

Are there positive signs on the horizon? Perhaps. July 2010 was the best month for stocks in a year, and then September topped July with returns not seen in 71 years. The Federal Reserve demonstrated its concern about persistently high unemployment rates and the long-term impact of the recession by saying it was prepared to do whatever was necessary to prevent deflation or the double dip. At the start of the fourth quarter, the Fed was preparing another round of quantitative easing through large-scale purchases of
Treasuries and mortgage-backed securities, and the financial markets responded positively.

These factors are another reminder that during periods of market volatility, vigilance is the key for the investor, the financial advisor, and the professional money manager alike. We suggest you rely on the experience of your personal financial advisor, who can review your investment objectives and your portfolio and, when appropriate, recommend adjustments to fit your current financial needs and your tolerance for risk.

The wide range of equity and fixed income investments available from the Virtus Mutual Funds allows you to design a portfolio tailored to your individual needs. Information about your investments is always available on our website, www.virtus.com, and from our customer service staff at 1-800-243-1574. While there are no guarantees in the world of investing, I can assure you that we will continue do our very best to meet your expectations.

On behalf of the entire team at Virtus Investment Partners, I thank you for entrusting your financial assets to us.

Sincerely,


/s/ George R. Aylward

George R. Aylward
President, Virtus Mutual Funds

NOVEMBER 2010

WHENEVER YOU HAVE QUESTIONS ABOUT YOUR ACCOUNT, OR REQUIRE ADDITIONAL INFORMATION, PLEASE VISIT US ON THE WEB AT www.virtus.com OR
CALL OUR SHAREOWNER SERVICE GROUP TOLL-FREE AT 1-800-243-1574.

PERFORMANCE DATA QUOTED REPRESENTS PAST RESULTS. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE
HIGHER OR LOWER THAN PERFORMANCE SHOWN ABOVE.


                                                        1
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

                                                        VIRTUS BALANCED FUND
                                              DISCLOSURE OF FUND EXPENSES (UNAUDITED)
                                  FOR THE SIX-MONTH PERIOD OF APRIL 1, 2010 TO SEPTEMBER 30, 2010

   We believe it is important for you to understand the impact of   HYPOTHETICAL EXAMPLE FOR
costs  on your  investments.  All  mutual  funds  have  operating   COMPARISON PURPOSES
expenses.  As a  shareholder  of the  Virtus  Balanced  Fund (the      The  second  section  of  the  accompanying   table  provides
"Fund"),  you incur two types of costs:  (1)  transaction  costs,   information about  hypothetical  account values and hypothetical
including  sales  charges  on  purchases  of Class A  shares  and   expenses based on the Fund's actual expense ratio and an assumed
contingent  deferred sales charges on Class B and Class C shares;   rate of return of 5% per year before expenses, which is not your
and  (2)  ongoing  costs,  including  investment  advisory  fees;   Fund's  actual  return.  The  hypothetical  account  values  and
distribution and service fees; and other expenses. These examples   expenses may not be used to estimate the actual  ending  account
are  intended  to help you  understand  your  ongoing  costs  (in   balance or expenses  you paid for the  period.  You may use this
dollars) of investing in the Fund and to compare these costs with   information  to compare the ongoing  costs of  investing in your
the ongoing  costs of  investing  in other  mutual  funds.  These   Fund and other funds.  To do so,  compare these 5%  hypothetical
examples  are based on an  investment  of $1,000  invested at the   examples  with the 5%  hypothetical  examples that appear in the
beginning of the period and held for the entire six-month period.   shareholder reports of the other funds.
The following  Expense Table  illustrates the Fund's costs in two      Please note that the expenses shown in the accompanying table
ways.                                                               are  meant  to  highlight  your  ongoing  costs  only and do not reflect  any  transactional  costs,  such as  sales  charges  or
ACTUAL EXPENSES                                                     contingent deferred sales charges. Therefore, the second section
   The  first  section  of  the   accompanying   table   provides   of the accompanying  table is useful in comparing  ongoing costs
information about actual account values and actual expenses.  You   only,  and will not help you determine the relative  total costs
may use the information in this section, together with the amount   of owning different funds. In addition,  if those  transactional
you  invested,  to estimate the  expenses  that you paid over the   costs were  included,  your costs  would have been  higher.  The
period.  Simply divide your account value by $1,000 (for example,   calculations  assume no shares  were  bought or sold  during the
an $8,600  account value divided by $1,000 = 8.6),  then multiply   period.  Your  actual  costs  may  have  been  higher  or  lower
the  result by the  number in the first  line  under the  heading   depending  on the  amount of your  investment  and timing of any
entitled  "Expenses  Paid During Period" to estimate the expenses   purchases or redemptions.
you paid on your account during this period.


                                                                 2

                                                        VIRTUS BALANCED FUND
                                         DISCLOSURE OF FUND EXPENSES (UNAUDITED) (CONTINUED)
                                  FOR THE SIX-MONTH PERIOD OF APRIL 1, 2010 TO SEPTEMBER 30, 2010

EXPENSE TABLE
------------------------------------------------------------------------------------------------------------------------------------
                          Beginning                          Ending                                                Expenses
                           Account                           Account                     Annualized                  Paid
                            Value                             Value                        Expense                  During
                        April 1, 2010                  September 30, 2010                   Ratio                  Period*
------------------------------------------------------------------------------------------------------------------------------------
ACTUAL
Class A                   $1,000.00                         $1,002.40                       1.16%                   $5.82
Class B                    1,000.00                            999.50                       1.91                     9.57
Class C                    1,000.00                            998.70                       1.91                     9.57

HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class A                    1,000.00                          1,019.18                       1.16                     5.89
Class B                    1,000.00                          1,015.37                       1.91                     9.70
Class C                    1,000.00                          1,015.37                       1.91                     9.70

*  Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period,  multiplied by the number of days (183)  expenses  were  accrued in the most recent  fiscal  half-year,  then divided by 365 days to reflect the one-half year period.

   The Fund may invest in other funds,  and the annualized  expense  ratios noted above do not reflect fees and expenses  associated with the underlying funds. If such fees and expenses were included, the expenses would have been higher.

   You can find more  information  about the Fund's  expenses in the  Financial  Statements  section that  follows.  For  additional information on operating expenses and other shareholder costs, refer to the prospectus.


                                                        3

                                                        VIRTUS BALANCED FUND
                                                      SCHEDULE OF INVESTMENTS
                                                   SEPTEMBER 30, 2010 (UNAUDITED)

                                   ----------------------------------------------------------------
                                                           ASSET ALLOCATIONS
                                      The following table presents the portfolio holdings within certain sectors as a percentage of total investments
                                      at September 30, 2010.

                                        Common Stocks                                     56%
                                           Information Technology                  12%
                                           Energy                                  10
                                           Industrials                              8
                                           All Other Sectors in Common Stocks      26
                                        Corporate Bonds                                   16
                                        Mortgage-Backed Securities                        11
                                        Other (includes short-term investments)           17
                                                                                         ---
                                        Total                                            100%
                                                                                         ===
                                   ----------------------------------------------------------------

($ reported in thousands)

                                        PAR VALUE         VALUE                                         PAR VALUE         VALUE
                                       -----------     ----------                                      -----------     ----------
U.S. GOVERNMENT SECURITIES--6.2%                                   AGENCY--CONTINUED
U.S. Treasury Bond                                                 FHLMC REMICs
  3.500%, 2/15/39                      $    10,320     $    9,985    JA-2777
U.S. Treasury Note                                                   4.500%, 11/15/17                  $       316     $      326
  2.625%, 6/30/14                            5,710          6,079    CH-2904
  3.250%, 12/31/16                           3,540          3,863    4.500%, 4/15/19                           986          1,029
  4.750%, 8/15/17                            3,265          3,876  FNMA
  3.625%, 2/15/20                           12,720         13,951    6.000%, 5/1/17                            119            129
-----------------------------------------------------------------    4.500%, 12/1/18                         1,214          1,277
TOTAL U.S. GOVERNMENT SECURITIES                                     4.500%, 4/1/19                            252            268
(IDENTIFIED COST $35,285)                                  37,754    4.000%, 7/1/19                             47             50
-----------------------------------------------------------------    4.000%, 6/1/20                            810            855
MUNICIPAL BONDS--0.0%                                                4.500%, 11/1/20                         1,798          1,892
                                                                     6.000%, 12/1/32                           269            295
NEW JERSEY--0.0%                                                     6.000%, 11/1/34                         7,354          8,028
New Jersey Turnpike                                                  6.000%, 5/1/35                            382            415
 Authority Taxable Series B                                          5.500%, 3/1/36                          3,393          3,629
 Prerefunded 1/1/15 @ 100                                            5.500%, 11/1/36                         1,814          1,934
 (AMBAC Insured)                                                     6.000%, 10/1/37                         1,047          1,127
  4.252%, 1/1/16                                 5              6    5.000%, 2/1/38                            728            781
-----------------------------------------------------------------    5.000%, 3/1/38                            919            986
TOTAL MUNICIPAL BONDS                                                5.000%, 3/1/38                            787            845
(IDENTIFIED COST $5)                                            6    6.500%, 3/1/38                          5,180          5,767
-----------------------------------------------------------------    5.000%, 4/1/38                          1,554          1,667
MORTGAGE-BACKED SECURITIES--12.5%                                    5.500%, 4/1/38                            475            505
                                                                     5.500%, 6/1/38                          3,890          4,139
AGENCY--8.8%                                                         5.500%, 8/1/38                             66             70
FHLMC                                                                6.500%, 10/1/38                           209            228
  5.000%, 1/1/35                             3,990          4,228    6.000%, 11/1/38                         1,247          1,340
  5.000%, 7/1/35                               160            170
  5.000%, 12/1/35                            1,177          1,259

                                                 See Notes to Financial Statements


                                                                  4

                                                        VIRTUS BALANCED FUND
                                                SCHEDULE OF INVESTMENTS (CONTINUED)
                                                   SEPTEMBER 30, 2010 (UNAUDITED)

($ reported in thousands)

                                        PAR VALUE         VALUE                                         PAR VALUE         VALUE
                                       -----------     ----------                                      -----------     ----------
AGENCY--CONTINUED                                                  NON-AGENCY--CONTINUED
FNMA--continued                                                    Morgan Stanley Capital I--continued
  5.500%, 9/1/39                       $     7,507     $    8,033    05-T17, A5
  4.500%, 9/1/40                             1,820          1,897    4.780%, 12/13/41                  $       775     $      836
FNMA REMICs 03-42, HC                                                07-T27, A4
  4.500%, 12/25/17                             397            414    5.802%, 6/11/42(3)                      1,250          1,386
GNMA                                                                 06-IQ11, A4
  6.000%, 8/15/32                              247            271    5.938%, 10/15/42(3)                     1,650          1,830
                                                       ----------    05-T19, A4A
                                                           53,854    4.890%, 6/12/47                           350            381
                                                       ----------    05-IQ9, A3
NON-AGENCY--3.7%                                                     4.540%, 7/15/56                           715            740
Banc of America Commercial                                         OBP Depositor LLC Trust
  Mortgage, Inc.                                                     10-OBP, A 144A
  05-1, A4                                                           4.646%, 7/15/45 (4)                     1,020          1,103
  5.229%, 11/10/42(3)                          320            338  Wachovia Bank Commercial
  06-2, A3                                                           Mortgage Trust
  5.900%, 5/10/45                            2,660          2,873    05-C19, A5
Bear Stearns Commercial                                              4.661%, 5/15/44                         3,613          3,757
  Mortgage Securities                                                                                                  ----------
  04-T16, A6                                                                                                               22,603
  4.750%, 2/13/46                              298            317  --------------------------------------------------------------
Commercial Mortgage                                                TOTAL MORTGAGE-BACKED SECURITIES
  Pass-Through Certificates                                        (IDENTIFIED COST $73,464)                               76,457
  05-C6, A4                                                        --------------------------------------------------------------
  5.168%, 6/10/44                              375            407  ASSET-BACKED SECURITIES--0.0%
  07-C9, A4                                                        Associates Manufactured Housing
  6.010%, 12/10/49(3)                          445            484    Pass-Through Certificate
Credit Suisse Mortgage                                               97-2, A6
  Capital Certificates                                               7.075%, 3/15/28                           211            213
  06-C1, A4                                                        --------------------------------------------------------------
  5.609%, 2/15/39(3)                         1,950          2,147  TOTAL ASSET-BACKED SECURITIES
  06-C1, A3                                                        (IDENTIFIED COST $211)                                     213
  5.711%, 2/15/39(3)                           575            616  --------------------------------------------------------------
  06-C5, A3                                                        CORPORATE BONDS--17.7%
  5.311%, 12/15/39                             755            785
Greenwich Capital Commercial                                       CONSUMER DISCRETIONARY--3.2%
  Funding Corp.                                                    Affinion Group, Inc.
  05-GG5, A5                                                         10.125%, 10/15/13                         860            888
  5.224%, 4/10/37                            1,285          1,386  Avis Budget Car Rental LLC/Avis
Merrill Lynch-Countrywide                                            Budget Finance, Inc.
  Commercial Mortgage Trust                                          7.625%, 5/15/14(6)                        815            831
  06-4, A3                                                         Cablevision Systems Corp.
  5.172%, 12/12/49                           1,190          1,233    8.000%, 4/15/20                           125            135
Morgan Stanley Capital I                                           Cequel Communications
  04-T15, A3                                                         Holdings I LLC/Cequel
  5.030%, 6/13/41                              555            579    Capital Corp. 144A
  06-T23, A4                                                         8.625%, 11/15/17 (4)                      470            498
  5.981%, 8/12/41(3)                         1,255          1,405  Comcast Corp.
                                                                     5.700%, 7/1/19                          1,155          1,326

                                                 See Notes to Financial Statements


                                                                  5


                                                        VIRTUS BALANCED FUND
                                                SCHEDULE OF INVESTMENTS (CONTINUED)
                                                   SEPTEMBER 30, 2010 (UNAUDITED)

($ reported in thousands)

                                        PAR VALUE         VALUE                                         PAR VALUE        VALUE
                                       -----------      ---------                                      -----------     ----------
CONSUMER DISCRETIONARY--CONTINUED                                  ENERGY--1.1%
Discovery Communications                                           Aquilex Holdings LLC/Aquilex
  LLC                                                                Finance Corp.
  3.700%, 6/1/15                       $       600     $      636    11.125%, 12/15/16                 $       815     $      811
Fortune Brands, Inc.                                               Bristow Group, Inc.
  3.000%, 6/1/12                             1,050          1,069    6.125%, 6/15/13                           935            951
NBC Universal, Inc.                                                Harvest Operations Corp.
  144A 2.100%, 4/1/14(4)                       985            990    7.875%, 10/15/11                        1,085          1,094
  144A 3.650%, 4/30/15(4)                      540            570  Kinder Morgan Finance Co.
  144A 4.375%, 4/1/21(4)                       985            997    5.700%, 1/5/16                          1,150          1,192
Nebraska Book Co., Inc.                                            Linn Energy LLC/Linn
  10.000%, 12/1/11                           1,330          1,353    Energy Finance Corp. 144A
  8.625%, 3/15/12                              205            197    7.750%, 2/1/21 (4)                        265            269
Payless Shoesource, Inc.                                           Petroleos Mexicanos 144A
  8.250%, 8/1/13                               546            557    4.875%, 3/15/15 (4)                       655            706
Royal Caribbean Cruises Ltd.                                       Petropower I Funding
  8.750%, 2/2/11(6)                          1,260          1,293    Trust 144A
  7.250%, 6/15/16(6)                           875            914    7.360%, 2/15/14 (4)                       868            882
Scientific Games                                                   Plains All American Pipeline
  International, Inc.                                                LP/Plains All American
  9.250%, 6/15/19                              915            977    Finance Corp.
Sinclair Broadcast Group, Inc.                                       4.250%, 9/1/12                            235            245
  8.000%, 3/15/12                            1,050          1,054  Rowan Cos., Inc.
Time Warner Cable, Inc.                                              7.875%, 8/1/19                            430            513
  5.000%, 2/1/20                             1,080          1,157                                                      ----------
United Components, Inc.                                                                                                     6,663
  9.375%, 6/15/13                            1,170          1,193                                                      ----------
Unitymedia Hessen GmbH &                                           FINANCIALS--8.4%
  Co. KG/Unitymedia NRW                                            AFLAC, Inc.
  GmbH 144A                                                          6.450%, 8/15/40                           350            364
  8.125%, 12/1/17 (4)                        1,285          1,343  Ally Financial, Inc.
Videotron Ltee                                                       0.000%, 6/15/15                         1,080            780
  6.375%, 12/15/15                             650            668  American Express Co.
WMG Holdings Corp.                                                   7.250%, 5/20/14                         1,150          1,348
  9.500%, 12/15/14(3)(6)                     1,210          1,165  Bank of America Corp.
                                                       ----------    5.750%, 8/15/16                         1,290          1,386
                                                           19,811    5.625%, 7/1/20                          1,070          1,131
                                                       ----------  Barclays Bank plc Series 1,
CONSUMER STAPLES--1.0%                                               5.000%, 9/22/16                         2,105          2,303
Altria Group, Inc.                                                 Bear Stearns Cos., Inc. LLC
  9.250%, 8/6/19                             1,560          2,091    (The)
Beverages & More, Inc. 144A                                          7.250%, 2/1/18                            900          1,096
  9.625%, 10/1/14 (4)                          610            616  Capital One Capital VI
Delhaize Group                                                       8.875%, 5/15/40                           380            399
  6.500%, 6/15/17                            1,250          1,490  Capital One Financial Corp.
Kraft Foods, Inc.                                                    7.375%, 5/23/14                         1,225          1,430
  6.125%, 2/1/18                               630            743  CIT Group Funding Co. of
Stater Brothers Holdings, Inc.                                       Delaware LLC
  8.125%, 6/15/12                            1,225          1,233    10.250%, 5/1/13                           400            417
                                                       ----------    10.250%, 5/1/14                           760            792
                                                            6,173
                                                       ----------

                                                 See Notes to Financial Statements


                                                                  6

                                                        VIRTUS BALANCED FUND
                                                SCHEDULE OF INVESTMENTS (CONTINUED)
                                                   SEPTEMBER 30, 2010 (UNAUDITED)

($ reported in thousands)

                                        PAR VALUE         VALUE                                         PAR VALUE        VALUE
                                       -----------      ---------                                      -----------     ----------
FINANCIALS--CONTINUED                                              FINANCIALS--CONTINUED
Citigroup, Inc.                                                    Morgan Stanley
  5.000%, 9/15/14                      $       910     $      945    6.000%, 4/28/15                   $     1,150     $    1,264
  4.875%, 5/7/15                             1,235          1,281    6.625%, 4/1/18                          1,175          1,303
CNA Financial Corp.                                                PNC Funding Corp.
  5.875%, 8/15/20                              550            561    5.125%, 2/8/20                            640            693
Credit Suisse New York                                             Protective Life Secured Trust
  5.000%, 5/15/13                              900            980    4.000%, 4/1/11                          1,520          1,545
CVS Pass-Through Trust 144A                                        Prudential Financial, Inc.
  7.507%, 1/10/32 (4)                          371            435    3.625%, 9/17/12                         1,705          1,772
Developers Diversified Realty                                      Rabobank Nederland NV
  Corp.                                                              144A
  7.875%, 9/1/20                               490            509    11.000%, 12/31/49 (3)(4)                1,040          1,352
Duke Realty LP                                                     Regions Financial Corp.
  5.950%, 2/15/17                            1,295          1,389    0.459%, 6/26/12(3)                      2,215          2,116
Ford Motor Credit Co. LLC                                          Royal Bank of Scotland
  7.500%, 8/1/12                               685            727    plc (The)
General Electric Capital Corp.                                       3.950%, 9/21/15                           625            632
  2.800%, 1/8/13                             1,570          1,617    5.625%, 8/24/20                         1,140          1,195
  4.375%, 9/16/20                            1,115          1,119  SunTrust Banks, Inc.
Goldman Sachs Group, Inc.                                            5.250%, 11/5/12                         1,290          1,364
  (The)                                                            Sydney Airport Finance Co.
  3.700%, 8/1/15                               350            358    Propriety Ltd.
  6.000%, 6/15/20                              860            946    5.125%, 2/22/21                           245            245
HSBC Bank USA NA                                                   Teachers Insurance & Annuity
  4.875%, 8/24/20                              770            803    Association of America 144A
Icahn Enterprises LP/Icahn                                           6.850%, 12/16/39 (4)                      580            714
  Enterprises Finance Corp.                                        UBS Preferred Funding Trust I
  8.000%, 1/15/18                              580            586    8.622%, 10/29/49(3)                     2,295          2,295
ING Capital Funding Trust III                                      Wachovia Bank NA
  8.439%, 12/31/49(3)                        1,260          1,216    5.000%, 8/15/15                           600            664
International Lease Finance                                        Westfield Capital Corp.,
  Corp                                                               Ltd./Westfield Finance
  144A 8.625%, 9/15/15(4)                      125            134    Authority
  144A 8.750%, 3/15/17(4)                      590            634    144A 4.375%, 11/15/10(4)                  175            176
JPMorgan Chase & Co.                                                 144A 5.125%, 11/15/14(4)                1,175          1,287
  5.125%, 9/15/14                              970          1,064                                                      ----------
  Series 1,                                                                                                                51,427
  7.900%, 12/31/49(3)                          536            574                                                      ----------
Landry's Holdings, Inc. 144A                                       HEALTH CARE--0.2%
  11.500%, 6/1/14 (4)                          770            720  Boston Scientific Corp.
Macquarie Group Ltd. 144A                                            6.000%, 1/15/20                           550            588
  7.300%, 8/1/14 (4)                         2,410          2,725  DaVita, Inc.
Metlife, Inc.                                                        6.625%, 3/15/13                           490            500
  2.375%, 2/6/14                               545            551                                                      ----------
Metropolitan Life Global                                                                                                    1,088
  Funding I 144A                                                                                                       ----------
  2.875%, 9/17/12 (4)                        1,445          1,490

                                                 See Notes to Financial Statements


                                                                  7

                                                        VIRTUS BALANCED FUND
                                                SCHEDULE OF INVESTMENTS (CONTINUED)
                                                   SEPTEMBER 30, 2010 (UNAUDITED)

($ reported in thousands)

                                        PAR VALUE         VALUE                                         PAR VALUE        VALUE
                                       -----------     ----------                                      -----------     ----------
INDUSTRIALS--0.5%                                                  TELECOMMUNICATION SERVICES--1.5%
Corrections Corp.                                                  AT&T, Inc.
  of America                                                         2.500%, 8/15/15                   $       780     $      795
  7.750%, 6/1/17                       $       705     $      762  GCI, Inc.
DynCorp International, Inc.                                          8.625%, 11/15/19                          970          1,040
  144A 10.375%, 7/1/17 (4)                     260            260  Global Crossing Ltd.
Goodman Global Group, Inc.                                           12.000%, 9/15/15                          655            743
  0.000%, 12/15/14                           1,110            716  Nextel Communications, Inc.
Hutchison Whampoa                                                    Series C
  International Ltd. 144A                                            5.950%, 3/15/14                           885            885
  5.750%, 9/11/19 (4)                          525            583  NII Capital Corp.
Travelport LLC                                                       8.875%, 12/15/19                        1,055          1,178
  9.875%, 9/1/14                               625            646  Qwest Corp.
                                                       ----------    7.875%, 9/1/11                          1,885          1,996
                                                            2,967    6.500%, 6/1/17                            570            623
                                                       ----------  Telcordia Technologies, Inc.
INFORMATION TECHNOLOGY--0.7%                                         144A 11.000%, 5/1/18 (4)                  600            592
Corning, Inc.                                                      Virgin Media Finance plc
  4.250%, 8/15/20                              445            467    8.375%, 10/15/19                          625            689
Fiserv, Inc.                                                       Windstream Corp.
  6.125%, 11/20/12                           1,220          1,331    144A 8.125%, 9/1/18(4)                    255            265
Intuit, Inc.                                                         7.000%, 3/15/19                           475            468
  5.750%, 3/15/17                              221            250                                                      ----------
Sanmina-SCI Corp. 144A                                                                                                      9,274
  3.042%, 6/15/14 (3)(4)                     1,020            966                                                      ----------
Symantec Corp.                                                     UTILITIES--0.3%
  2.750%, 9/15/15                              180            182  Calpine Corp. 144A
Viasat, Inc.                                                         7.875%, 7/31/20 (4)                       200            206
  8.875%, 9/15/16                              120            130  CMS Energy Corp.
Xerox Corp.                                                          6.250%, 2/1/20                            885            936
  4.250%, 2/15/15                              795            854  FirstEnergy Solutions Corp.
                                                       ----------    6.050%, 8/15/21                           480            513
                                                            4,180                                                      ----------
                                                       ----------                                                           1,655
MATERIALS--0.8%                                                    --------------------------------------------------------------
Ball Corp.                                                         TOTAL CORPORATE BONDS
  6.750%, 9/15/20                              345            367  (IDENTIFIED COST $101,654)                             108,141
Buckeye Technologies, Inc.                                         --------------------------------------------------------------
  8.500%, 10/1/13                              900            916  LOAN AGREEMENTS(3)--1.0%
Dow Chemical Co. (The)
  6.000%, 10/1/12                            1,240          1,344  CONSUMER DISCRETIONARY--0.2%
  5.900%, 2/15/15                            1,080          1,204  KAR Holdings, Inc. Tranche
Holcim U.S. Finance                                                  3.085%, 10/21/13                        1,250          1,221
  S.A.R.L. & Cie S.C.S 144A                                                                                            ----------
  6.000%, 12/30/19 (4)                         515            562  CONSUMER STAPLES--0.1%
Huntsman International LLC                                         Roundy's Supermarkets, Inc.
  8.625%, 3/15/20(6)                           150            156    Tranche
Solutia, Inc.                                                        10.000%, 4/16/16                          750            765
  7.875%, 3/15/20                              330            354                                                      ----------
                                                       ----------  FINANCIALS--0.1%
                                                            4,903  AGFS Funding Co. Tranche,
                                                       ----------    7.250%, 4/21/15                           750            755
                                                                                                                       ----------

                                                 See Notes to Financial Statements


                                                                  8

                                                        VIRTUS BALANCED FUND
                                                SCHEDULE OF INVESTMENTS (CONTINUED)
                                                   SEPTEMBER 30, 2010 (UNAUDITED)

($ reported in thousands)


                                        PAR VALUE         VALUE                                          SHARES          VALUE
                                       -----------     ----------                                      ----------      ----------
HEALTH CARE--0.2%                                                  ENERGY--11.1%
Biomet, Inc. Tranche B,                                            Chesapeake Energy Corp.                 329,000     $    7,452
  3.358%, 3/25/15                      $     1,244     $    1,209  Chevron Corp.                            93,000          7,538
                                                       ----------  ConocoPhillips                          132,000          7,581
INFORMATION TECHNOLOGY--0.1%                                       El Paso Corp.                           584,000          7,230
Reynolds & Reynolds Co.                                            Halliburton Co.                         266,000          8,796
  (The) Tranche B,                                                 Massey Energy Co.                       251,000          7,786
  5.250%, 4/21/17                              230            231  Occidental Petroleum
                                                       ----------    Corp                                   93,000          7,282
MATERIALS--0.2%                                                    Petroleo Brasileiro SA
Reynolds Group                                                       ADR(5)                                196,000          7,109
  2.375%, 3/16/16                            1,050          1,056  Williams Cos., Inc. (The)               369,000          7,051
                                                       ----------                                                      ----------
UTILITIES--0.1%                                                                                                            67,825
Calpine Corp. Tranche,                                                                                                 ----------
  3.415%, 3/29/14                              852            834  FINANCIALS--3.5%
-----------------------------------------------------------------  Citigroup, Inc.(2)                    1,874,000          7,309
TOTAL LOAN AGREEMENTS                                              Goldman Sachs Group,
(IDENTIFIED COST $6,063)                                    6,071    Inc. (The)                             48,000          6,940
-----------------------------------------------------------------  Hudson City Bancorp, Inc.               579,000          7,098
                                                                                                                       ----------
                                         SHARES                                                                            21,347
                                       ----------                                                                      ----------
PREFERRED STOCK--0.1%                                              HEALTH CARE--5.0%
FINANCIALS--0.1%                                                   Biogen Idec, Inc.(2)                    131,000          7,352
Citigroup Capital XII                                              Gilead Sciences, Inc.(2)(5)             211,000          7,513
  7.875%                                    19,600            490  Johnson & Johnson                       125,000          7,745
GMAC, Inc. Series G                                                UnitedHealth Group, Inc.                217,000          7,619
  144A 7.00%                                   181            163                                                      ----------
-----------------------------------------------------------------                                                          30,229
TOTAL PREFERRED STOCK                                                                                                  ----------
(IDENTIFIED COST $547)                                        653  INDUSTRIALS--9.0%
-----------------------------------------------------------------  Alaska Air Group, Inc.(2)               154,000          7,859
COMMON STOCKS--61.0%                                               Caterpillar, Inc.                       102,000          8,025
CONSUMER DISCRETIONARY--6.0%                                       Continental Airlines, Inc.
AutoZone, Inc.(2)                           32,800          7,508     Class B(2)(5)                        334,000          8,297
Best Buy Co., Inc.                         198,000          8,084  DryShips, Inc.(2)(5)                  1,695,000          8,153
Comcast Corp. Class A                      397,000          7,178  Foster Wheeler AG(2)                    301,000          7,362
Darden Restaurants, Inc.                   161,000          6,888  L-3 Communications
McDonald's Corp.                            95,000          7,078    Holdings, Inc.                        103,000          7,444
                                                       ----------  Union Pacific Corp.                      95,000          7,771
                                                           36,736                                                      ----------
                                                       ----------                                                          54,911
CONSUMER STAPLES--3.6%                                                                                                 ----------
Altria Group, Inc.                         313,000          7,518  INFORMATION TECHNOLOGY--13.2%
Clorox Co. (The)                           110,000          7,344  Amkor Technology, Inc.(2)(5)          1,205,000          7,917
PepsiCo, Inc.                              109,000          7,242  Cisco Systems, Inc.(2)                  327,000          7,161
                                                       ----------  Corning, Inc.                           399,000          7,294
                                                           22,104  Hewlett-Packard Co.                     178,000          7,488
                                                       ----------  Intel Corp.                             345,000          6,634
                                                                   International Business
                                                                     Machines Corp.                         55,000          7,378


                                                  See Notes to Financial Statements


                                                                  9

                                                        VIRTUS BALANCED FUND
                                                SCHEDULE OF INVESTMENTS (CONTINUED)
                                                   SEPTEMBER 30, 2010 (UNAUDITED)

($ reported in thousands)

                                         SHARES          VALUE                                           SHARES          VALUE
                                       -----------     ----------                                      -----------     ----------
INFORMATION TECHNOLOGY--CONTINUED                                  SHORT-TERM INVESTMENTS--1.5%
Microsoft Corp.                            291,000     $    7,127
Nokia Oyj Sponsored ADR(5)                 763,000          7,653  MONEY MARKET MUTUAL FUNDS--1.5%
QUALCOMM, Inc.                             185,000          8,347  BlackRock Liquidity Funds
Research In Motion Ltd.(2)(5)              142,000          6,914    TempFund Portfolio -
SanDisk Corp.(2)                           182,000          6,670    Institutional Shares
                                                       ----------    (seven-day effective
                                                           80,583    yield 0.229%)                       9,381,724     $    9,382
                                                       ----------  --------------------------------------------------------------
MATERIALS--6.0%                                                    TOTAL SHORT-TERM INVESTMENTS
Alcoa, Inc.(5)                             653,000          7,908  (IDENTIFIED COST $9,382)                                 9,382
Du Pont (E.I.) de                                                  --------------------------------------------------------------
  Nemours & Co.(5)                         168,000          7,496  SECURITIES LENDING COLLATERAL--8.2%
Freeport-McMoRan                                                   BlackRock Institutional
  Copper & Gold, Inc.                       90,000          7,685    Money Market Trust
Nucor Corp.                                185,000          7,067    (seven-day effective
Potash Corp. of                                                      yield 0.309%)(6)                    6,068,913          6,069
  Saskatchewan, Inc.                        46,000          6,626  BlackRock Liquidity Funds
                                                       ----------    TempCash Portfolio -
                                                           36,782    Institutional Shares
                                                       ----------    (seven-day effective
TELECOMMUNICATION SERVICES--2.4%                                     yield 0.240%)(6)                   44,027,358         44,027
AT&T, Inc.                                 260,000          7,436  --------------------------------------------------------------
Verizon Communications,                                            TOTAL SECURITIES LENDING COLLATERAL
  Inc.                                     223,000          7,268  (IDENTIFIED COST $50,096)                               50,096
                                                       ----------  --------------------------------------------------------------
                                                           14,704  TOTAL INVESTMENTS--108.2%
                                                       ----------  (IDENTIFIED COST $590,250)                             661,275(1)
UTILITIES--1.2%                                                    Other Assets and Liabilities--(8.2)%                   (50,296)
Exelon Corp.                               171,000          7,281                                                      ----------
-----------------------------------------------------------------  NET ASSETS--100.0%                                  $  610,979
TOTAL COMMON STOCKS                                                                                                    ==========
(IDENTIFIED COST $313,543)                                372,502  ABBREVIATIONS:
-----------------------------------------------------------------  ADR    American Depositary Receipt
TOTAL LONG-TERM INVESTMENTS--98.5%                                 AMBAC  American Municipal Bond Assurance
(IDENTIFIED COST $530,772)                                601,797         Corporation
-----------------------------------------------------------------  FHLMC  Federal Home Loan Mortgage Corporation
                                                                          ("Freddie Mac")
                                                                   FNMA   Federal National Mortgage Association
                                                                          ("Fannie Mae")
                                                                   GNMA   Government National Mortgage
                                                                          Association ("Ginnie Mae")

                                                 See Notes to Financial Statements


                                                                 10

                                                        VIRTUS BALANCED FUND
                                                SCHEDULE OF INVESTMENTS (CONTINUED)
                                                   SEPTEMBER 30, 2010 (UNAUDITED)

COUNTRY WEIGHTINGS as of 9/30/10+                                   SECTOR WEIGHTINGS as of 9/30/10*
----------------------------------------------------------------    ----------------------------------------------------------------
United States                                                91%    Information Technology                                       13%
Canada                                                        2     Energy                                                       11
Australia                                                     1     Financials                                                   11
Bermuda                                                       1     Consumer Discretionary                                        9
Brazil                                                        1     Industrials                                                   9
Finland                                                       1     Materials                                                     6
Greece                                                        1     Health Care                                                   5
Other                                                         2     Other (includes short-term investments)                      36
----------------------------------------------------------------    ----------------------------------------------------------------
Total                                                       100%    Total                                                       100%
----------------------------------------------------------------    ----------------------------------------------------------------
+ % of total investments as of September 30, 2010                   * % of total investments as of September 30, 2010





FOOTNOTE LEGEND

(1) Federal Income Tax Information: For tax information at September 30, 2010, see Note 7, Federal Income Tax Information in the
    Notes to Financial Statements.

(2) Non-income producing.

(3) Variable or step coupon security; interest rate shown reflects the rate in effect at September 30, 2010.

(4) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2010, these securities amounted to a value of $21,075 or 3.4% of net assets.

(5) All or a portion of security is on loan.

(6) Represents security purchased with cash collateral received for securities on loan.

                                                  See Notes to Financial Statements


                                                                 11

                                                        VIRTUS BALANCED FUND
                                                SCHEDULE OF INVESTMENTS (CONTINUED)
                                                   SEPTEMBER 30, 2010 (UNAUDITED)

($ reported in thousands)

The following table provides a summary of inputs used to value the Fund's net assets as of September 30, 2010 (see Security
Valuation Note 2A in the Notes to Financial Statements):

                                                                                                Level 2 -         Level 3 -
                                                                                               Significant        Significant
                                                    Total Value at           Level 1 -         Observable        Unobservable
                                                  September 30, 2010       Quoted Prices         Inputs             Inputs
                                                  ------------------       -------------       -----------       ------------
INVESTMENT IN SECURITIES:
Debt Securities:
  U.S. Government Securities                            $ 37,754             $     --           $ 37,754            $ --
  Asset-Backed Securities                                    213                   --                213              --
  Mortgage-Backed Securities                              76,457                   --             76,457              --
  Municipal Securities                                         6                   --                  6              --
  Corporate Bonds                                        108,141                   --            107,525             616
  Loan Agreements                                          6,071                   --              6,071              --
Equity Securities:
  Preferred Stock                                            653                  653                 --              --
  Common Stocks                                          372,502              372,502                 --              --
  Securities Lending Collateral                           50,096               44,027              6,069              --
  Short-Term Investments                                   9,382                9,382                 --              --
                                                        --------             --------           --------            ----
Total Investments                                       $661,275             $426,564           $234,095            $616
                                                        ========             ========           ========            ====

The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value:

                                                                                                               Corporate
                                                                                                                  Bonds
                                                                                                               ---------
INVESTMENTS IN SECURITIES:
BALANCE AS OF MARCH 31, 2010 .......................................................................             $ --
Accrued discounts/premiums .........................................................................               --
Realized gain (loss) ...............................................................................               --
Change in unrealized appreciation (depreciation) ...................................................               --
Net purchases (sales) ..............................................................................               --
Transfers in and/or out of Level 3(1) ..............................................................              616
                                                                                                                 ----
BALANCE AS OF SEPTEMBER 30, 2010 ...................................................................             $616
                                                                                                                 ====

(1) "Transfers in and/or out" represent the ending value as of September 30, 2010, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.

                                                  See Notes to Financial Statements


                                                                 12

                                                        VIRTUS BALANCED FUND
                                                STATEMENT OF ASSETS AND LIABILITIES
                                                   SEPTEMBER 30, 2010 (UNAUDITED)

(Reported in thousands except shares and per share amounts)

ASSETS
Investment in securities at value(1)(2) ..................................................................             $    661,275
Receivables
   Investment securities sold ............................................................................                   13,238
   Fund shares sold ......................................................................................                       50
   Dividends and interest receivable .....................................................................                    2,370
Trustee retainer .........................................................................................                        3
Prepaid expenses .........................................................................................                       33
                                                                                                                       ------------
      Total assets .......................................................................................                  676,969
                                                                                                                       ------------
LIABILITIES
Payables
   Fund shares repurchased ...............................................................................                      433
   Investment securities purchased .......................................................................                   14,742
   Collateral on securities loaned .......................................................................                   50,096
   Investment advisory fee ...............................................................................                      271
   Distribution and service fees .........................................................................                      151
   Administration fee ....................................................................................                       72
   Transfer agent fees and expenses ......................................................................                      148
   Professional fee ......................................................................................                       23
   Other accrued expenses ................................................................................                       54
                                                                                                                       ------------
      Total liabilities ..................................................................................                   65,990
                                                                                                                       ------------
NET ASSETS ...............................................................................................             $    610,979
                                                                                                                       ============
NET ASSETS CONSIST OF:
   Capital paid in on shares of beneficial interest ......................................................             $    635,477
   Accumulated undistributed net investment income (loss) ................................................                      (36)
   Accumulated undistributed net realized gain (loss) ....................................................                  (95,487)
   Net unrealized appreciation (depreciation) on investments .............................................                   71,025
                                                                                                                       ------------
NET ASSETS ...............................................................................................             $    610,979
                                                                                                                       ============
CLASS A
Net asset value (net assets/shares outstanding) per share ................................................             $      12.44
Maximum offering price per share NAV/(1-5.75%) ...........................................................             $      13.20
Shares of beneficial interest outstanding, no par value, unlimited authorization .........................               45,455,497
Net Assets ...............................................................................................             $    565,587

CLASS B
Net asset value (net assets/shares outstanding) and offering price per share .............................             $      12.39
Shares of beneficial interest outstanding, no par value, unlimited authorization .........................                  306,103
Net Assets ...............................................................................................             $      3,791

CLASS C
Net asset value (net assets/shares outstanding) and offering price per share .............................             $      12.37
Shares of beneficial interest outstanding, no par value, unlimited authorization .........................                3,361,980
Net Assets ...............................................................................................             $     41,601

(1) Investment in securities at cost .....................................................................             $    590,250
(2) Market value of securities loaned ....................................................................             $     47,728

                                                  See Notes to Financial Statements


                                                                 13

                                                        VIRTUS BALANCED FUND
                                                       STATEMENT OF OPERATIONS
                                           SIX MONTHS ENDED SEPTEMBER 30, 2010 (UNAUDITED)

($ reported in thousands)

INVESTMENT INCOME
   Interest ..............................................................................................               $  5,452
   Dividends .............................................................................................                  3,862
   Security lending ......................................................................................                     54
   Foreign taxes withheld ................................................................................                    (60)
                                                                                                                         --------
      Total investment income ............................................................................                  9,308
                                                                                                                         --------
EXPENSES
   Investment advisory fees ..............................................................................                  1,678
   Service fees, Class A .................................................................................                    706
   Distribution and service fees, Class B ................................................................                     20
   Distribution and service fees, Class C ................................................................                    209
   Administration fees ...................................................................................                    434
   Transfer agent fee and expenses .......................................................................                    496
   Custodian fees ........................................................................................                     11
   Printing fees and expenses ............................................................................                     48
   Professional fees .....................................................................................                     20
   Registration fees .....................................................................................                     28
   Trustees' fee and expenses ............................................................................                     28
   Miscellaneous expenses ................................................................................                     48
                                                                                                                         --------
      Total expenses .....................................................................................                  3,726
                                                                                                                         --------

NET INVESTMENT INCOME (LOSS) .............................................................................                  5,582
                                                                                                                         --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized gain (loss) on investments ...............................................................                 21,918
   Net change in unrealized appreciation (depreciation) on investments ...................................                (27,383)
   Net change in unrealized appreciation (depreciation) on foreign currency translation ..................                     --(1)
                                                                                                                         --------
NET GAIN (LOSS) ON INVESTMENTS ...........................................................................                 (5,465)
                                                                                                                         --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..........................................               $    117
                                                                                                                         ========

(1)  Amount is less than $500 (not reported in thousands).

                                                  SEE NOTES TO FINANCIAL STATEMENTS


                                                                 14

                                                        VIRTUS BALANCED FUND
                                                 STATEMENT OF CHANGES IN NET ASSETS

(Reported in thousands)

                                                                                                 Six Months Ended
                                                                                                 September 30, 2010     Year Ended
                                                                                                     (Unaudited)      March 31, 2010
                                                                                                 ------------------   --------------
INCREASE/(DECREASE) IN NET ASSETS
FROM OPERATIONS
   Net investment income (loss) ..............................................................        $   5,582         $  12,414
   Net realized gain (loss) ..................................................................           21,918            31,618
   Net change in unrealized appreciation (depreciation) ......................................          (27,383)          144,215
                                                                                                      ---------         ---------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..................................              117           188,247
                                                                                                      ---------         ---------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income, Class A ............................................................           (5,754)          (11,811)
   Net investment income, Class B ............................................................              (26)              (72)
   Net investment income, Class C ............................................................             (277)             (566)
                                                                                                      ---------         ---------
DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS ....................................           (6,057)          (12,449)
                                                                                                      ---------         ---------
FROM SHARE TRANSACTIONS:
SALE OF SHARES
   Class A (277 and 882 shares, respectively) ................................................            3,359            10,092
   Class B (1 and 27 shares, respectively) ...................................................                5               316
   Class C (23 and 37 shares, respectively) ..................................................              279               415
REINVESTMENT OF DISTRIBUTIONS
   Class A (426 and 909 shares, respectively) ................................................            5,123            10,538
   Class B (2 and 6 shares, respectively) ....................................................               25                67
   Class C (19 and 40 shares, respectively) ..................................................              226               459
SHARES REPURCHASED
   Class A (3,185 and 7,784 shares, respectively) ............................................          (38,521)          (89,960)
   Class B (64 and 291 shares, respectively) .................................................             (772)           (3,324)
   Class C (266 and 475 shares, respectively) ................................................           (3,186)           (5,445)
                                                                                                      ---------         ---------
INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS ....................................          (33,462)          (76,842)
                                                                                                      ---------         ---------
CAPITAL CONTRIBUTIONS
   Fair Funds settlement(1) ..................................................................               --                 2
                                                                                                      ---------         ---------
NET INCREASE (DECREASE) IN NET ASSETS ........................................................          (39,402)           98,958
                                                                                                      ---------         ---------
NET ASSETS
Beginning of period ..........................................................................          650,381           551,423
                                                                                                      ---------         ---------
END OF PERIOD ................................................................................        $ 610,979         $ 650,381
                                                                                                      =========         =========
Accumulated undistributed net investment income (loss) at end of period ......................        $     (36)        $     439

(1)  The Fund was a recipient of a portion of a distribution from a Fair Fund established by the United States Securities and
     Exchange Commission. The proceeds received were part of the Millennium Partners, L.P. and Bear Stearns & Co., Inc. settlements.

                                                  See Notes to Financial Statements


                                                                 15

                                                        VIRTUS BALANCED FUND
                                                        FINANCIAL HIGHLIGHTS
                                           SELECTED PER SHARE DATA AND RATIOS FOR A SHARE
                                                 OUTSTANDING THROUGHOUT EACH PERIOD

                     NET                   NET
                    ASSET               REALIZED              DIVIDENDS DISTRIBUTIONS
                   VALUE,       NET        AND       TOTAL      FROM        FROM
                  BEGINNING INVESTMENT UNREALIZED    FROM        NET         NET
                     OF       INCOME      GAIN    INVESTMENT INVESTMENT   REALIZED        TOTAL
                   PERIOD    (LOSS)(1)   (LOSS)   OPERATIONS   INCOME       GAINS     DISTRIBUTIONS
                  --------- ---------- ---------- ---------- ---------- ------------- -------------
CLASS A
4/1/10 to
   9/30/10(7)        $12.54      0.11      (0.08)      0.03      (0.13)          --          (0.13)
4/1/09 to
   3/31/10             9.42      0.23       3.12       3.35      (0.23)          --          (0.23)
4/1/08 to
   3/31/09            13.19      0.35      (3.71)     (3.36)     (0.36)       (0.05)         (0.41)
11/1/07 to
   3/31/08            15.48      0.16      (1.28)     (1.12)     (0.19)       (0.98)         (1.17)
11/1/06 to
   10/31/07           15.74      0.35       1.16       1.51      (0.35)       (1.42)         (1.77)
11/1/05 to
   10/31/06           14.55      0.34       1.53       1.87      (0.34)       (0.34)         (0.68)
11/1/04 to
   10/31/05           14.98      0.32       0.18       0.50      (0.32)       (0.61)         (0.93)
CLASS B
4/1/10 to
   9/30/10(7)        $12.48      0.07      (0.08)     (0.01)     (0.08)          --          (0.08)
4/1/09 to
   3/31/10             9.39      0.15       3.09       3.24      (0.15)          --          (0.15)
4/1/08 to
   3/31/09            13.13      0.26      (3.67)     (3.41)     (0.28)       (0.05)         (0.33)
11/1/07 to
   3/31/08            15.41      0.11      (1.27)     (1.16)     (0.14)       (0.98)         (1.12)
11/1/06 to
   10/31/07           15.69      0.24       1.13       1.37      (0.23)       (1.42)         (1.65)
11/1/05 to
   10/31/06           14.50      0.23       1.53       1.76      (0.23)       (0.34)         (0.57)
11/1/04 to
   10/31/05           14.93      0.21       0.18       0.39      (0.21)       (0.61)         (0.82)

                                                                           RATIO OF
                                                                             NET
                                                                          INVESTMENT
                               NET                    NET      RATIO OF     INCOME
                  CHANGE IN   ASSET                 ASSETS,    EXPENSES     (LOSS)
                     NET     VALUE,                 END OF    TO AVERAGE  TO AVERAGE PORTFOLIO
                    ASSET      END      TOTAL       PERIOD       NET          NET     TURNOVER
                    VALUE   OF PERIOD RETURN(2)     (000'S)   ASSETS(6)     ASSETS      RATE
                  --------- --------- ---------   ----------- ----------  ---------- ---------
CLASS A
4/1/10 to
  9/30/10(7)       (0.10)     $12.44    0.24%(4)   $  565,587  1.16%(3)    1.89%(3)    57%(4)
4/1/09 to
  3/31/10           3.12       12.54   35.82          601,065  1.13        2.02        11
4/1/08 to
   3/31/09         (3.77)       9.42  (25.95)         508,204  1.10        3.02        91
11/1/07 to
   3/31/08         (2.29)      13.19   (7.62)(4)      801,724  1.12(3)     2.65(3)     21(4)
11/1/06 to
   10/31/07        (0.26)      15.48   10.26          919,363  1.12        2.31        54
11/1/05 to
   10/31/06         1.19       15.74   13.29          973,751  1.08        2.29        78
11/1/04 to
   10/31/05        (0.43)      14.55    3.21        1,000,790  1.05        2.16        58
CLASS B
4/1/10 to
   9/30/10(7)      (0.09)     $12.39   (0.05)%(4)      $3,791  1.91%(3)    1.14%(3)    57%(4)
4/1/09 to
   3/31/10          3.09       12.48   34.65            4,594  1.88        1.29       111
4/1/08 to
   3/31/09         (3.74)       9.39  (26.40)           5,869  1.85        2.24        91
11/1/07 to
   3/31/08         (2.28)      13.13   (7.94)(4)       11,992  1.87(3)     1.91(3)     21(4)
11/1/06 to
   10/31/07        (0.28)      15.41    9.41           15,013  1.87        1.58        54
11/1/05 to
   10/31/06         1.19       15.69   12.43           20,676  1.83        1.54        78
11/1/04 to
   10/31/05        (0.43)      14.50    2.47           19,970  1.80        1.39        58

(1) Computed using average shares outstanding.                      (5) Inception date.
(2) Sales charges are not reflected in total return calculation.    (6) The Fund may invest in other funds and the annualized
(3) Annualized.                                                         expense ratios do not reflect the fees and expenses
(4) Not annualized.                                                     associated with the underlying funds.
                                                                    (7) Unaudited.

                                                  See Notes to Financial Statements


                                                                 16

                                                        VIRTUS BALANCED FUND
                                                  FINANCIAL HIGHLIGHTS (CONTINUED)
                                           SELECTED PER SHARE DATA AND RATIOS FOR A SHARE
                                                 OUTSTANDING THROUGHOUT EACH PERIOD

                     NET                   NET
                    ASSET               REALIZED              DIVIDENDS DISTRIBUTIONS
                   VALUE,       NET        AND       TOTAL      FROM        FROM
                  BEGINNING INVESTMENT UNREALIZED    FROM        NET         NET
                     OF       INCOME      GAIN    INVESTMENT INVESTMENT   REALIZED        TOTAL
                   PERIOD    (LOSS)(1)   (LOSS)   OPERATIONS   INCOME       GAINS     DISTRIBUTIONS
                  --------- ---------- ---------- ---------- ---------- ------------- -------------
CLASS C
4/1/10 to
   9/30/10(7)      $12.47      0.07      (0.09)     (0.02)     (0.08)          --         (0.08)
4/1/09 to
   3/31/10           9.38      0.14       3.10       3.24      (0.15)          --         (0.15)
4/1/08 to
   3/31/09          13.12      0.26      (3.67)     (3.41)     (0.28)       (0.05)        (0.33)
11/1/07 to
   3/31/08          15.40      0.11      (1.27)     (1.16)     (0.14)       (0.98)        (1.12)
11/1/06 to
   10/31/07         15.68      0.23       1.14       1.37      (0.23)       (1.42)        (1.65)
11/1/05 to
   10/31/06         14.49      0.23       1.53       1.76      (0.23)       (0.34)        (0.57)
4/19/05(5) to
   10/31/05         14.47      0.10       0.01       0.11      (0.09)          --         (0.09)

                                                                          RATIO OF
                                                                             NET
                                                                         INVESTMENT
                               NET                    NET      RATIO OF    INCOME
                  CHANGE IN   ASSET                 ASSETS,    EXPENSES    (LOSS)
                     NET     VALUE,                 END OF    TO AVERAGE TO AVERAGE PORTFOLIO
                    ASSET      END      TOTAL       PERIOD       NET         NET     TURNOVER
                    VALUE   OF PERIOD RETURN(2)     (000'S)   ASSETS(6)    ASSETS      RATE
                  --------- --------- ---------   ----------- ---------- ---------- ---------
CLASS C
4/1/10 to
   9/30/10(7)       (0.10)    $12.37   (0.13)%(4) $   41,601   1.91%(3)    1.14%(3)   57%(4)
4/1/09 to
   3/31/10           3.09      12.47   34.69          44,722   1.88        1.27      111
4/1/08 to
   3/31/09         (3.74)       9.38  (26.42)         37,350   1.85        2.26       91
11/1/07 to
   3/31/08         (2.28)      13.12   (7.94)(4)      60,459   1.87(3)     1.91(3)    21(4)
11/1/06 to
   10/31/07        (0.28)      15.40    9.42          71,326   1.87        1.56       54
11/1/05 to
   10/31/06          1.19      15.68   12.44          76,874   1.83        1.54       78
4/19/05(5) to
   10/31/05          0.02      14.49    0.75(4)       81,111   1.80(3)     1.22(3)    58(4)

                                                 See Notes to Financial Statements


                                                                 17

                                                        VIRTUS BALANCED FUND
                                                    NOTES TO FINANCIAL STATEMENTS
                                                   SEPTEMBER 30, 2010 (UNAUDITED)

1.   ORGANIZATION

     Virtus Equity Trust (the "Trust") is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.

     As of the date of this report, 11 funds of the Trust are offered for sale, of which the Balanced Fund (the "Fund") is reported in this semiannual report. The Fund has an investment objective of reasonable income, long-term capital growth and conservation of capital.

     The Fund offers Class A shares and Class C shares. Effective December 1, 2009 (the "Closing Date"), Class B Shares of the Fund
     are no longer available for purchase by new or existing shareholders, except by existing shareholders through Qualifying
     Transactions (for information regarding Qualifying Transactions, refer to the Fund's prospectus).

     Class A shares are sold with a front-end sales charge of up to 5.75% with some exceptions. Generally, Class A shares are not subject to any charges by the Fund when redeemed; however, a 1% contingent deferred sales charge ("CDSC") may be imposed on certain redemptions made within a certain period following purchases on which a finder's fee has been paid. The period for which such CDSC applies for the Fund is 18 months. The CDSC period begins on the last day of the month preceding the month in which the purchase was made.

     Class B shares are sold with a CDSC, which declines from 5% to zero depending on the period of time the shares are held. Class
     C shares are sold with a 1% CDSC, if applicable, if redeemed within one year of purchase.

     Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution and/or service fees under a Board approved 12b-1 and shareholder service plan, and has exclusive voting rights with respect to this plan. Income and other expenses and realized and unrealized gains and losses of the Fund are borne pro rata by the holders of each class of shares.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be significant.

     A.   SECURITY VALUATION:

          The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels.

          o    Level 1 - quoted prices in active markets for identical securities

          o    Level 2 - prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)


                                                                 18

                                                        VIRTUS BALANCED FUND
                                              NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                   SEPTEMBER 30, 2010 (UNAUDITED)

          o    Level 3 - prices determined using significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

          A description of the valuation techniques applied to the Fund's major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

          Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are not widely traded, are illiquid or are internally fair valued by the advisor, are generally categorized as Level 3 in the hierarchy.

          Certain foreign securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (generally, the close of the New
          York Stock Exchange ("NYSE")) that may impact the value of securities traded in these foreign markets. In such cases the
          Fund fair values foreign securities using an independent pricing service which considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American depositary receipts, financial futures, exchange traded funds, and certain indexes as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.

          Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing which considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy.
          Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are not widely traded, are illiquid, or are internally fair valued by the advisor are generally categorized as Level 3 in the hierarchy.

          Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized as
          Level 1 in the hierarchy. Over the counter (OTC) derivative contracts, which include forward currency contracts and equity linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

          Investments in open-end mutual funds are valued at their closing net asset value determined as of the close of business of the NYSE (generally 4:00 p.m. Eastern time) each business day and are categorized as Level 1 in the hierarchy.


                                                                 19


                                                        VIRTUS BALANCED FUND
                                              NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                   SEPTEMBER 30, 2010 (UNAUDITED)

          The Funds value their investments in the BlackRock Institutional Money Market Trust ("IMM Trust") at fair value, which is based upon the net asset value of the IMM Trust, calculated each day that the NYSE is open for business. Investments held by the IMM Trust are valued using amortized cost and the IMM Trust intends to comply with relevant maturity, portfolio quality and diversification requirements set forth in Rule 2a-7 ("2a-7"), as well as monitoring procedures called for by
          2a-7. The IMM Trust is not registered under the 1940 Act, and is categorized as Level 2 in the hierarchy.

          Short-term Notes having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.

          A summary of the inputs used to value the Fund's net assets by each major security type is disclosed at the end of the
          Schedule of Investments for the Fund. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

     B.   SECURITY TRANSACTIONS AND RELATED INCOME:

          Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

          Dividend income is recorded using management's estimate of the income included in distributions received from REIT investments. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

     C.   INCOME TAXES:

          The Fund is treated as a separate taxable entity. It is the policy of the Fund to comply with the requirements of
          Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income to its shareholders.
          Therefore, no provision for federal income taxes or excise taxes has been made.

          The Trust may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each fund of the Trust will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which they invest.

          The Fund has adopted the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Fund to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Fund has determined that there was no effect on the financial statements from the adoption of this authoritative guidance. The Fund does not expect that the total amount of unrecognized tax benefits will materially change over the next twelve months. The
          Fund files tax returns as prescribed by the tax laws of the jurisdictions in which it operates. In the normal course of business, the Fund is


                                                                 20

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

                                                        VIRTUS BALANCED FUND
                                              NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                   SEPTEMBER 30, 2010 (UNAUDITED)

          subject to examination by federal, state and local jurisdictions, where applicable. As of March 31, 2010, the tax years that remain subject to examination by the major tax jurisdictions under the statute of limitations is from the year 2007 forward (with limited exceptions).

     D.   DISTRIBUTIONS TO SHAREHOLDERS:

          Distributions are recorded by the Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences may include the treatment of non-taxable dividends, market premium and discount, non-deductible expenses, expiring capital loss carryovers, foreign currency gain or loss, gain or loss on futures contracts, partnerships, operating losses and losses deferred due to wash sales. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital paid in on shares of beneficial interest.

     E.   EXPENSES:

          Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund, except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately made.

     F.   FOREIGN CURRENCY TRANSLATION:

          Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date.
          The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and the date it is paid is treated as a gain or loss on foreign currency. The Trust does not isolate that portion of the results of operations arising from changes in exchange rates or from fluctuations which arise due to changes in the market prices of securities.

     G.   LOAN AGREEMENTS:

          The Fund may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. The Fund's investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the lender) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan. Direct indebtedness of emerging countries


                                                                 21

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

                                                        VIRTUS BALANCED FUND
                                              NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                   SEPTEMBER 30, 2010 (UNAUDITED)

          involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling, to pay the principal and interest when due.

     H.   SECURITIES LENDING:

          The Fund may loan securities to qualified brokers through an agreement with PFPC Trust Co. ("PFPC"). Under the terms of the agreement, the Fund is required to maintain collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan.
          Collateral may consist of cash and securities issued by the U.S. Government. Cash collateral is invested in a short-term money market fund. Dividends earned on the collateral and premiums paid by the borrower are recorded as income by the Fund net of fees charged by PFPC for its services in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the foreclosure on collateral.

          At September 30, 2010, the Fund had securities on loan with a combined market value of $47,728, for which the Fund received cash collateral of $50,096.

     I.   WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS:

          The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued and delayed delivery securities on the trade date. The Fund maintains collateral for the securities purchased. Securities purchased on a when-issued or delayed delivery basis begin earning interest on the settlement date.

3.   INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS
     ($ REPORTED IN THOUSANDS EXCEPT AS NOTED)

     A.   ADVISER:

          Virtus Investment Advisers, Inc. ("VIA"), an indirect, wholly-owned subsidiary of Virtus Investment Partners, Inc.
          ("Virtus"), is Adviser (the "Adviser") to the Fund.

          For managing or directing the management of the investments of the Fund, the Adviser is entitled to a fee based upon the following annual rates as a percentage of the average daily net assets of the Fund 0.55% of the first $1 billion; 0.50% of
          $1+ billion through $2 billion; and 0.45% of $2+ billion.

          The Adviser manages the Fund's investment program and general operations of the Fund, including oversight of the Fund's subadviser.

     B.   SUBADVISER:

          The subadviser manages the investments of the Fund, for which it is paid a fee by the Adviser.

          SCM Advisors LLC ("SCM") is the subadviser of the Fund's Fixed Income Portfolio. SCM is an affiliate of Virtus. The
          Adviser manages the Fund's Equity Portfolio.

     C.   DISTRIBUTOR:

          As the distributor of the Fund's shares, VP Distributors, Inc. ("VP Distributors"), an indirect wholly-owned subsidiary of
          Virtus, has advised the Fund that for the period ended September 30, 2010, it retained Class A net commissions of $14;
          Class B deferred sales charges of $1; and Class C deferred sales charges of $1.


                                                                 22

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

                                                        VIRTUS BALANCED FUND
                                              NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                   SEPTEMBER 30, 2010 (UNAUDITED)

          In addition, the Fund pays VP Distributors distribution and/or service fees under a Board approved 12b-1 and shareholder service plan, at the annual rate of 0.25% for Class A shares, 1.00% for Class B shares, and 1.00% for Class C shares applied to the average daily net assets of each respective class.

          Under certain circumstances, shares of certain Virtus Mutual Funds may be exchanged for shares of the same class of certain other Virtus Mutual Funds on the basis of the relative net asset values per share at the time of the exchange. On exchanges with share classes that carry a contingent deferred sales charge, the CDSC schedule of the original shares purchased continues to apply.

     D.   ADMINISTRATION AND TRANSFER AGENT SERVICES:

          VP Distributors serves as the Administrator to the Trust. For the period ended September 30, 2010, VP Distributors received administration fees totaling $288 which are included in the Statement of Operations. VP Distributors also serves as the Trust's transfer agent. For the period ended September 30, 2010, VP Distributors received transfer agent fees totaling $229 which are included in the Statement of Operations. A portion of these fees is paid to outside entities that also provide services to the Fund.

4.   PURCHASES AND SALES OF SECURITIES
     ($ REPORTED IN THOUSANDS)

     Purchases and sales of investment securities (excluding U.S. Government and agency securities and short-term securities) during the period ended September 30, 2010, were as follows:

                                                            PURCHASES     SALES
                                                            ---------   ---------
                                                             $240,054    $239,495

     Purchases or sales of long-term U.S. Government and agency securities during the period ended September 30, 2010 were as follows:

                                                            PURCHASES     SALES
                                                            ---------   ---------
                                                             $98,590     $127,762

5.   CREDIT RISK AND ASSET CONCENTRATIONS

     In countries with limited or developing markets, investments may present greater risks than in more developed markets, and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

     High-yield/high-risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high-yield securities may be complex, and as a result, it may be more difficult for the Adviser and/or subadviser to accurately predict risk.

     Lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities. Sector
     ETFs are subject to sector risks and non-diversification risks, which may result in greater price fluctuations than the overall market. Because the Fund invests in ETFs, it indirectly bears its proportionate share of the operating expenses


                                                                 23

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

                                                        VIRTUS BALANCED FUND
                                              NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                   SEPTEMBER 30, 2010 (UNAUDITED)

     of the underlying funds. Indirectly, the Fund is subject to all risks associated with the underlying ETFs.

     The Fund may invest a high percentage of its assets in specific sectors of the market in its pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on the Fund, positive or negative, than if the
     Fund did not concentrate its investments in such sectors.

6.   INDEMNIFICATIONS

     Under the Fund's organizational documents, its Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, the Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these arrangements.

7.   FEDERAL INCOME TAX INFORMATION
     ($ REPORTED IN THOUSANDS)

     At September 30, 2010, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by the
     Fund were as follows:

                                                                                 NET UNREALIZED
                                         FEDERAL    UNREALIZED     UNREALIZED     APPRECIATION
                                        TAX COST   APPRECIATION   DEPRECIATION   (DEPRECIATION)
                                        --------   ------------   ------------   --------------
                                        $592,812     $81,550       $(13,087)        $68,463

     The Fund has capital loss carryovers which may be used to offset future capital gains, as follows:

                                                           EXPIRATION YEAR
                                                     ----------------------------
                                                      2017      2018       TOTAL
                                                     ------   --------   --------
                                                     $9,922   $105,177   $115,099

     The Fund may not realize the benefit of these losses to the extent the Fund does not realize gains on investments prior to the expiration of the capital loss carryovers.

8.   RECENT ACCOUNTING PRONOUNCEMENT

     In January 2010, the Financial Accounting Standards Board issued Accounting Standards Update ("ASU") No. 2010-06 "Improving
     Disclosures about Fair Value Measurements." ASU 2010-06 will require reporting entities to make new disclosures about purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2010. At this time, management is evaluating the implications of ASU No. 2010-06 and its impact on the financial statements has not been determined.

9.   SUBSEQUENT EVENT EVALUATIONS

     Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available for issuance, and has determined that there are no subsequent events that require recognition or disclosure in the financial statements.


                                                                 24


VIRTUS EQUITY TRUST
101 Munson Street
Greenfield, MA 01301-9668


TRUSTEES                                                         INVESTMENT ADVISER
George R. Aylward                                                Virtus Investment Advisers, Inc.
Leroy Keith, Jr.                                                 100 Pearl Street
Philip R. McLoughlin, Chairman                                   Hartford, CT 06103-4506
Geraldine M. McNamara
James M. Oates                                                   PRINCIPAL UNDERWRITER
Richard E. Segerson                                              VP Distributors, Inc.
Ferdinand L.J. Verdonck                                          100 Pearl Street
                                                                 Hartford, CT 06103-4506
OFFICERS
George R. Aylward, President                                     TRANSFER AGENT
Francis G. Waltman, Senior Vice President                        VP Distributors, Inc.
Marc Baltuch, Vice President and                                 100 Pearl Street
   Chief Compliance Officer                                      Hartford, CT 06103-4506
W. Patrick Bradley, Chief Financial Officer
   and Treasurer                                                 CUSTODIAN
Kevin J. Carr, Vice President, Chief Legal                       PFPC Trust Company
   Officer, Counsel and Secretary                                8800 Tinicum Boulevard
                                                                 Philadelphia, PA 19153-3111

                                                                 HOW TO CONTACT US
                                                                 Mutual Fund Services       1-800-243-1574
                                                                 Adviser Consulting Group   1-800-243-4361
                                                                 Telephone Orders           1-800-367-5877
                                                                 Text Telephone             1-800-243-1926
                                                                 Web site                       virtus.com

------------------------------------------------------------------------------------------------------------------------------------

IMPORTANT NOTICE TO SHAREHOLDERS
The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.

------------------------------------------------------------------------------------------------------------------------------------
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

                                                         VIRTUS EQUITY TRUST

                                    Supplement dated November 29, 2010 to the Prospectuses dated
                                                   July 31, 2010, as supplemented

IMPORTANT NOTICE TO INVESTORS

Effective January 1, 2011, Virtus Mutual Funds will make changes to the minimum purchase requirements for all funds. Additionally, beginning in 2011, Virtus Mutual Funds will impose an annual fee on accounts having balances of less than $2,500.

MINIMUM PURCHASE REQUIREMENTS

Effective January 1, 2011, Virtus Mutual Funds will implement revised purchase minimums. Accordingly, effective January 1, 2011, the table entitled "Purchase Minimums" under the heading "Purchase and Sale of Fund Shares" in each fund's prospectus is replaced with the following:

------------------------------------------------------------------------------------------------------------------------------------
PURCHASE MINIMUMS (EXCEPT CLASS I SHARES)
------------------------------------------------------------------------------------------------------------------------------------
Minimum Initial Purchase                                                                                                  $2,500
------------------------------------------------------------------------------------------------------------------------------------
   Individual Retirement Accounts (IRAs), systematic purchase,                                                            $100
   or systematic exchange accounts
------------------------------------------------------------------------------------------------------------------------------------
   Defined contribution plans, asset-based fee programs,                                                                  No minimum
   profit-sharing plans, or employee benefit plans
------------------------------------------------------------------------------------------------------------------------------------
Minimum Additional Purchase                                                                                               $100
------------------------------------------------------------------------------------------------------------------------------------
   Defined contribution plans, asset-based fee programs,                                                                  No minimum
   profit-sharing plans, or employee benefit plans
------------------------------------------------------------------------------------------------------------------------------------

Also, the description of minimum initial and subsequent investment amounts appearing in the section "Step 1" under the heading "Your
Account" is amended to reflect the information shown in the above table.

ANNUAL FEE ASSESSMENT FOR CERTAIN ACCOUNTS

Due to the high cost of maintaining small accounts, effective January 1, 2011, Virtus Mutual Funds will begin assessing an annual fee of $25 per direct account for account balances under $2,500. Accordingly, effective January 1, 2011, the following disclosure is added under the heading "Account Policies" in each fund's prospectus:

     ANNUAL FEE ON SMALL ACCOUNTS

     To help offset the costs associated with maintaining small accounts, Virtus Mutual Funds reserves the right to assess an annual
     $25 small account fee on fund accounts with a balance below $2,500. The small account fee may be waived in certain circumstances, such as for accounts that have elected electronic delivery of statements/regulatory documents and accounts owned by shareholders having multiple accounts with a combined value of over $25,000. The small account fee does not apply to accounts held through a financial intermediary.

     The small account fee will be collected through the automatic sale of shares in your account. We will send you written notice before we charge the $25 fee so that you may increase your account balance above the minimum, sign up for electronic delivery, consolidate your accounts or liquidate your account. You may take these actions at any time by contacting your investment professional or the Transfer Agent.

     INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUSES FOR FUTURE REFERENCE.

VET 8019/Minimums (11/10)

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                                                   THIS PAGE INTENTIONALLY BLANK.
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
                                                                                  (VIRTUS MUTUAL FUNDS LOGO)           -------------
                                                                                                                         PRSRT STD
                                                                            c/o State Street Bank and Trust Company    U.S. POSTAGE
                                                                                         P.O. Box 8301                     PAID
                                                                                     Boston, MA 02266-8301              LANCASTER,
                                                                                                                            PA
                                                                                                                        PERMIT 1793
                                                                                                                       -------------

For more information about
Virtus mutual funds, please call
your financial representative,
contact us at 1-800-243-1574
or virtus.com

8013                                                             10-10

                                                                  SEMIANNUAL
                           (VIRTUS MUTUAL FUNDS LOGO)                 REPORT

--------------------------------------------------------------------------------





                           Virtus Mid-Cap Value Fund*




















     * Prospectus supplement appears in the back of this Semiannual Report.

--------------------------------------------------------------------------------


     TRUST NAME:                   September 30, 2010               Eligible
     VIRTUS                                                     shareholders can
     EQUITY                                                        sign up for
     TRUST                                                         eDelivery
                                                                      at
                                                                   Virtus.com
                                                                    (GRAPHIC)


     NO BANK GUARANTEE             NOT FDIC INSURED               MAY LOSE VALUE

                              TABLE OF CONTENTS




VIRTUS MID-CAP VALUE FUND ("Mid-Cap Value Fund")
Message to Shareholders ..................................................     1
Disclosure of Fund Expenses ..............................................     2
Schedule of Investments ..................................................     4
Statement of Assets and Liabilities ......................................     6
Statement of Operations ..................................................     7
Statement of Changes in Net Assets .......................................     8
Financial Highlights .....................................................     9
Notes to Financial Statements ............................................    10











--------------------------------------------------------------------------------

PROXY VOTING PROCEDURES (FORM N-PX)
The adviser and subadviser vote proxies relating to portfolio securities in accordance with procedures that have been approved by the Trust's Board of Trustees. You may obtain a description of these procedures, along with information regarding how the Fund voted proxies during the most recent 12-month period ended June 30, 2010, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission's website at http://www.sec.gov.

FORM N-Q INFORMATION
The Trust files a complete schedule of portfolio holdings for the Fund with the Securities and Exchange Commission (the "SEC") for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC's website at http://www.sec.gov. Form N-Q may be reviewed and copied at the SEC's Public Reference Room. Information on the operation of the SEC's Public Reference Room can be obtained by calling toll-free 1-800-SEC-0330.

--------------------------------------------------------------------------------

This report is not authorized for distribution to prospective investors in the Virtus Mid-Cap Value Fund unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, the Fund's record and other pertinent information.

                             MESSAGE TO SHAREHOLDERS


Dear Fellow Shareholders of Virtus Mutual Funds:

In September 2010, the National Bureau of Economic Research concluded that the "Great Recession" had ended more than a year earlier. Good news? Undoubtedly. The sign that all is right with the economy? Hardly.

A steady flow of unpleasant economic news has remained the reality for much of the past six months. Retail sales have been weak, consumer confidence has waned, the housing market was still depressed, and the unemployment rate continued to hover near 10 percent. While the recession was technically over, the economy seemed to be stalled between tentative growth and a temptation to fall into the second half of a feared "double dip." This uncertainty was reflected in the broader financial markets, which were split -- three months of gains and three months of losses -- over the past half year.

Are there positive signs on the horizon? Perhaps. July 2010 was the best month for stocks in a year, and then September topped July with returns not seen in 71 years. The Federal Reserve demonstrated its concern about persistently high unemployment rates and the long-term impact of the recession by saying it was prepared to do whatever was necessary to prevent deflation or the double dip. At the start of the fourth quarter, the Fed was preparing another round of quantitative easing through large-scale purchases of Treasuries and mortgage-backed securities, and the financial markets responded positively.

These factors are another reminder that during periods of market volatility, vigilance is the key for the investor, the financial advisor, and the professional money manager alike. We suggest you rely on the experience of your personal financial advisor, who can review your investment objectives and your portfolio and, when appropriate, recommend adjustments to fit your current financial needs and your tolerance for risk.

The wide range of equity and fixed income investments available from the Virtus Mutual Funds allows you to design a portfolio tailored to your individual needs. Information about your investments is always available on our website, www.virtus.com, and from our customer service staff at 1-800-243-1574. While there are no guarantees in the world of investing, I can assure you that we will continue do our very best to meet your expectations.

On behalf of the entire team at Virtus Investment Partners, I thank you for entrusting your financial assets to us.

Sincerely,


/s/ George R. Aylward

George R. Aylward
President, Virtus Mutual Funds

NOVEMBER 2010

WHENEVER YOU HAVE QUESTIONS ABOUT YOUR ACCOUNT, OR REQUIRE ADDITIONAL INFORMATION, PLEASE VISIT US ON THE WEB AT www.virtus.com OR CALL OUR SHAREOWNER SERVICE GROUP TOLL-FREE AT 1-800-243-1574.

PERFORMANCE DATA QUOTED REPRESENTS PAST RESULTS. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN PERFORMANCE SHOWN ABOVE.

                            VIRTUS MID-CAP VALUE FUND
                     DISCLOSURE OF FUND EXPENSES (UNAUDITED)
         FOR THE SIX-MONTH PERIOD OF APRIL 1, 2010 TO SEPTEMBER 30, 2010


   We believe it is important  for you    HYPOTHETICAL EXAMPLE FOR
to  understand  the impact of costs on    COMPARISON PURPOSES
your investment. All mutual funds have       The    second    section   of   the
operating  expenses.  As a shareholder    accompanying       table      provides
of the Virtus Mid-Cap Value Fund (the information about hypothetical account "Fund"), you may incur two types of values and hypothetical expenses based costs: (1) transaction costs, on the Fund's actual expense ratio and including sales charges on purchases an assumed rate of return of 5% per
of  Class  A  shares  and   contingent    year  before  expenses,  which  is not
deferred  sales  charges  on  Class  C    your   Fund's   actual   return.   The
shares; and (2) ongoing costs, hypothetical account values and including investment advisory fees; expenses may not be used to estimate distribution and service fees; and the actual ending account balance or other expenses. Class I shares are expenses you paid for the period. You sold without a sales charge and do not may use this information to compare incur distribution and service fees. the ongoing costs of investing in your
These examples are intended to help Fund and other funds. To do so, you understand your ongoing costs (in compare these 5% hypothetical examples dollars) of investing in the Fund and with the 5% hypothetical examples that to compare these costs with the appear in the shareholder reports of
ongoing  costs of  investing  in other    the other funds.
mutual funds. These examples are based
on an investment of $1,000 invested at       Please note that the expenses shown
the  beginning  of the period and held    in the accompanying table are meant to
for the entire period. The following highlight your ongoing costs only and Expense Table illustrates the Fund's do not reflect any transactional
costs in two ways.                        costs,   such  as  sales   charges  or
                                          contingent   deferred  sales  charges.
ACTUAL EXPENSES                           Therefore,  the  second  line  of  the
   The    first    section    of   the    accompanying   table  is   useful   in
accompanying       table      provides    comparing ongoing costs only, and will
information   about   actual   account    not help you  determine  the  relative
values and actual expenses. You may total costs of owning different funds. use the information in this line, In addition, if those transactional together with the amount you invested, costs were included, your costs would to estimate the expenses that you paid have been higher. The calculations over the period. Simply divide your assume no shares were bought or sold account value by $1,000 (for example, during the period. Your actual costs an $8,600 account value divided by may have been higher or lower,
$1,000 = 8.6), then multiply the depending on the amount of your result by the number in the first line investment and the timing of any
under the heading  entitled  "Expenses    purchases or redemptions.
Paid During  Period" to  estimate  the
expenses  you  paid  on  your  account
during this period.

                            VIRTUS MID-CAP VALUE FUND
            DISCLOSURE OF FUND EXPENSES (UNAUDITED) (CONTINUED)
          FOR THE SIX-MONTH PERIOD OF APRIL 1, 2010 TO SEPTEMBER 30, 2010

EXPENSE TABLE
---------------------------------------------------------------------------------------------------

                       Beginning                Ending                                Expenses
                        Account                Account             Annualized           Paid
                         Value                  Value                Expense           During
                     April 1, 2010        September 30, 2010          Ratio            Period*

---------------------------------------------------------------------------------------------------
ACTUAL
Class A                $1,000.00              $  972.80                1.48%            $ 7.32
Class C                 1,000.00                 969.40                2.23              11.01
Class I                 1,000.00                 974.10                1.23               6.09

HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class A                 1,000.00               1,017.56                1.48               7.51
Class C                 1,000.00               1,013.75                2.23              11.32
Class I                 1,000.00               1,018.83                1.23               6.24
---------------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio, which includes waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (183) expenses were accrued in the most recent fiscal half-year, then divided by 365 to reflect the period.

   The Fund may invest in other funds, and the annualized expense ratios noted above do not reflect fees and expenses associated with the underlying funds. If such fees and expenses were included, the expenses would have been higher.

   You can find more information about the Fund's expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to the prospectus.

                            VIRTUS MID-CAP VALUE FUND
                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2010 (UNAUDITED)


--------------------------------------------------------------------------------
                                ASSET ALLOCATIONS
                                -----------------

   The following table presents the portfolio holdings within certain sectors as a percentage of total investments at September 30, 2010.

             Industrials                                     18%
             Materials                                       17
             Consumer Discretionary                          15
             Consumer Staples                                12
             Energy                                          12
             Utilities                                       10
             Other (includes short-term investments)         16
                                                            ---
             Total                                          100%
                                                            ===

--------------------------------------------------------------------------------

($ reported in thousands)


                            SHARES      VALUE                               SHARES       VALUE
                          ---------   --------                             ---------   --------
COMMON STOCKS--99.0%                             INDUSTRIALS--21.5%

CONSUMER DISCRETIONARY--18.0%                    Con-way, Inc.(3)           237,400    $  7,357
Big Lots, Inc.(2)(3)        454,400   $ 15,109   Masco Corp.(3)             730,380       8,042
Fortune Brands, Inc.(3)     238,100     11,722   Owens Corning, Inc.(2)     291,400       7,469
Home Depot, Inc. (The)(3)   263,250      8,340   Raytheon Co.               187,300       8,561
Penney (J.C.) Co., Inc.(3)  576,650     15,673   Republic Services, Inc.    472,652      14,411
TJX Cos., Inc. (The)        291,850     13,025   Thomas & Betts Corp.(2)    281,700      11,555
                                      --------   USG Corp.(2)(3)            360,860       4,760
                                        63,869   Waste Management, Inc.     392,150      14,015
                                      --------                                         --------
                                                                                         76,170
CONSUMER STAPLES--13.7%                                                                --------
Del Monte Foods Co.         790,500     10,363
Koninklijke Ahold NV                             MATERIALS--20.0%
  Sponsored ADR           1,148,400     15,423   Ball Corp.                 202,900      11,941
Safeway, Inc.(3)            606,900     12,842   Crown Holdings, Inc.(2)    541,250      15,512
Sara Lee Corp.              745,250     10,009   Dow Chemical Co. (The)     370,750      10,181
                                      --------   FMC Corp.                  118,710       8,121
                                        48,637   Owens-Illinois, Inc.(2)    457,950      12,850
                                      --------   Packaging Corp. of
                                                   America                  311,150       7,209
ENERGY--13.7%                                    Rockwood Holdings,
Devon Energy Corp.          193,140     12,504     Inc.(2)                  162,730       5,121
El Paso Corp.             1,213,450     15,023                                         --------
Rowan Cos., Inc.(2)         121,580      3,691                                           70,935
Sunoco, Inc.                115,360      4,211                                         --------
Williams Cos., Inc. (The)   674,000     12,880
                                      --------
                                        48,309
                                      --------





                        See Notes to Financial Statements

                            VIRTUS MID-CAP VALUE FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2010 (UNAUDITED)


($ reported in thousands)

                            SHARES      VALUE                                SHARES      VALUE
                           --------   --------                              --------   --------
UTILITIES--12.1%                                 SECURITIES LENDING COLLATERAL--17.1%
Dominion Resources, Inc.(3) 300,850   $ 13,135   BlackRock Liquidity Funds
Duke Energy Corp.(3)        476,234      8,434     TempCash Portfolio -
Mirant Corp.(2)(3)          781,650      7,785     Institutional Shares
ONEOK, Inc.                 300,550     13,537     (seven-day effective
                                      --------     yield 0.240%)(4)       53,086,164    $53,086
                                        42,891   BlackRock Institutional
----------------------------------------------     Money Market Trust
TOTAL COMMON STOCKS                                (seven-day effective
(IDENTIFIED COST $335,003)             350,811     yield 0.309%)(4)        7,317,616      7,318
----------------------------------------------   ----------------------------------------------
TOTAL LONG-TERM INVESTMENTS--99.0%               TOTAL SECURITIES LENDING COLLATERAL
(IDENTIFIED COST $335,003)             350,811   (IDENTIFIED COST $60,404)               60,404
----------------------------------------------   ----------------------------------------------

SHORT-TERM INVESTMENTS--1.4%                     TOTAL INVESTMENTS--117.5%
                                                 (IDENTIFIED COST $400,481)             416,289(1)
MONEY MARKET MUTUAL FUNDS--1.4%
BlackRock Liquidity Funds                        Other assets and liabilities,
  TempFund Portfolio -                            net--(17.5)%                          (62,063)
  Institutional Shares                                                                 --------
  (seven-day effective                           NET ASSETS--100.0%                    $354,226
  yield 0.229%)           5,074,182      5,074                                         ========
----------------------------------------------
TOTAL SHORT-TERM INVESTMENTS                     ABBREVIATION
(IDENTIFIED COST $5,074)                 5,074   ADR   American Depositary Receipt
----------------------------------------------


FOOTNOTE LEGEND

(1) Federal Income Tax Information: For tax information at September 30, 2010, see Note 7, Federal Income Tax Information in the Notes to Financial
    Statements.
(2) Non-income producing.
(3) All or a portion of security is on loan.
(4) Represents security purchased with cash collateral received for securities on loan.


The following table provides a summary of inputs used to value the Fund's net assets as of September 30, 2010 (see Security Valuation Note 2A in the Notes to
Financial Statements):

                                                                                      Level 2 -
                                      Total Value at             Level 1 -           Significant
                                    September 30, 2010        Quoted Prices       Observable Inputs
INVESTMENT IN SECURITIES:           ------------------        -------------       -----------------
Equity Securities:
  Common Stocks                          $350,811                $350,811               $   --
  Securities Lending Collateral            60,404                  53,086                7,318
  Short-Term Investments                    5,074                   5,074                   --
                                         --------                --------               ------
Total Investments                        $416,289                $408,971               $7,318
                                         ========                ========               ======

There are no Level 3 (significant unobservable inputs) priced securities.


                        See Notes to Financial Statements

                           VIRTUS MID-CAP VALUE FUND
                      STATEMENT OF ASSETS AND LIABILITIES
                         SEPTEMBER 30, 2010 (UNAUDITED)


(Reported in thousands except shares and per share amounts)

ASSETS
Investment in securities at value(1)(2) ...................................................   $   416,289
Receivables
   Investment securities sold .............................................................         2,432
   Fund shares sold .......................................................................           270
   Dividends and interest receivable ......................................................           385
Trustee retainer ..........................................................................             2
Prepaid expenses ..........................................................................            30
                                                                                              -----------
      Total assets ........................................................................       419,408
                                                                                              -----------

LIABILITIES
Payables
   Fund shares repurchased ................................................................         4,165
   Collateral on securities loaned ........................................................        60,404
   Investment advisory fee ................................................................           184
   Distribution and service fees ..........................................................           100
   Administration fee .....................................................................            42
   Transfer agent fees and expenses .......................................................           230
   Professional fee .......................................................................            20
   Other accrued expenses .................................................................            37
                                                                                              -----------
      Total liabilities ...................................................................        65,182
                                                                                              -----------
NET ASSETS ................................................................................   $   354,226
                                                                                              ===========

NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest ..........................................   $   500,214
Accumulated undistributed net investment income (loss) ....................................           125
Accumulated undistributed net realized gain (loss) ........................................      (161,921)
Net unrealized appreciation (depreciation) on investments .................................        15,808
                                                                                              -----------
NET ASSETS ................................................................................   $   354,226
                                                                                              ===========

CLASS A
Net asset value (net assets/shares outstanding) per share .................................   $     19.78
Maximum offering price per share NAV/(1-5.75%) ............................................   $     20.99
Shares of beneficial interest outstanding, no par value, unlimited authorization ..........    13,382,231
Net Assets ................................................................................   $   264,767

CLASS C
Net asset value (net assets/shares outstanding) and offering price per share ..............   $     19.32
Shares of beneficial interest outstanding, no par value, unlimited authorization ..........     2,897,178
Net Assets ................................................................................   $    55,982

CLASS I
Net asset value (net assets/shares outstanding) and offering price per share ..............   $     19.78
Shares of beneficial interest outstanding, no par value, unlimited authorization ..........     1,692,045
Net Assets ................................................................................   $    33,477

(1) Investment in securities at cost ......................................................   $   400,481
(2) Market value of securities loaned .....................................................   $    57,235

                        See Notes to Financial Statements

                            VIRTUS MID-CAP VALUE FUND
                             STATEMENT OF OPERATIONS
                 SIX MONTHS ENDED SEPTEMBER 30, 2010 (UNAUDITED)


($ reported in thousands)



INVESTMENT INCOME
   Dividends ...................................................................   $  3,671
   Security lending ............................................................         22
   Foreign taxes withheld ......................................................        (57)
                                                                                   --------
      Total investment income ..................................................      3,636
                                                                                   --------

EXPENSES
   Investment advisory fees ....................................................      1,424
   Service fees, Class A .......................................................        354
   Distribution and service fees, Class C ......................................        305
   Administration fees .........................................................        269
   Transfer agent fee and expenses .............................................        559
   Custodian fees ..............................................................         35
   Printing fees and expenses ..................................................         31
   Professional fees ...........................................................         17
   Registration fees ...........................................................         28
   Trustees' fee and expenses ..................................................         18
   Miscellaneous expenses ......................................................         25
                                                                                   --------
      Total expenses ...........................................................      3,065
   Less expenses reimbursed and/or waived by investment adviser ................        (78)
                                                                                   --------
      Net expenses .............................................................      2,987
                                                                                   --------

NET INVESTMENT INCOME (LOSS) ...................................................        649
                                                                                   --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized gain (loss) on investments .....................................    (22,955)
   Net change in unrealized appreciation (depreciation) on investments .........     10,271
                                                                                   --------

NET GAIN (LOSS) ON INVESTMENTS .................................................    (12,684)
                                                                                   --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ................   $(12,035)
                                                                                   ========










                        See Notes to Financial Statements

                            VIRTUS MID-CAP VALUE FUND
                       STATEMENT OF CHANGES IN NET ASSETS



(Reported in thousands)

                                                                      Six Months Ended
                                                                     September 30, 2010     Year Ended
                                                                         (Unaudited)      March 31, 2010
                                                                     ------------------   --------------
INCREASE/(DECREASE) IN NET ASSETS
FROM OPERATIONS
   Net investment income (loss) ..................................        $    649          $   2,234
   Net realized gain (loss) ......................................         (22,955)           (60,291)
   Net change in unrealized appreciation (depreciation) ..........          10,271            240,632
                                                                          --------          ---------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ......         (12,035)           182,575
                                                                          --------          ---------

FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income, Class A ................................          (1,883)            (2,280)
   Net investment income, Class C ................................              --               (364)
   Net investment income, Class I ................................            (321)              (155)
                                                                          --------          ---------
DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS ........          (2,204)            (2,799)
                                                                          --------          ---------

FROM SHARE TRANSACTIONS:
SALE OF SHARES
   Class A (1,474 and 3,210 shares, respectively) ................          29,592             55,793
   Class C (38 and 201 shares, respectively) .....................             744              3,335
   Class I (254 and 1,124 shares, respectively) ..................           5,150             20,088

REINVESTMENT OF DISTRIBUTIONS
   Class A (80 and 125 shares, respectively) .....................           1,562              1,818
   Class C (0 and 19 shares, respectively) .......................              --                264
   Class I (11 and 9 shares, respectively) .......................             212                133

SHARES REPURCHASED
   Class A (3,313 and 6,425 shares, respectively) ................         (65,595)          (111,807)
   Class C (542 and 1,533 shares, respectively) ..................         (10,464)           (26,022)
   Class I (333 and 326 shares, respectively) ....................          (6,504)            (5,645)
                                                                          --------          ---------
INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS ........         (45,303)           (62,043)
                                                                          --------          ---------
NET INCREASE (DECREASE) IN NET ASSETS ............................         (59,542)           117,733

NET ASSETS
Beginning of period ..............................................         413,768            296,035
                                                                          --------          ---------
END OF PERIOD ....................................................        $354,226          $ 413,768
                                                                          ========          =========

Accumulated undistributed net investment income (loss) at end
   of period .....................................................        $    125          $   1,680








                        See Notes to Financial Statements

                           VIRTUS MID-CAP VALUE FUND
                              FINANCIAL HIGHLIGHTS
           SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
                             THROUGHOUT EACH PERIOD






                                         NET                                                                NET
                NET ASSET     NET     REALIZED      TOTAL    DIVIDENDS DISTRIBUTIONS               CHANGE  ASSET
                 VALUE,   INVESTMENT     AND        FROM     FROM NET    FROM NET                  IN NET VALUE,
                BEGINNING   INCOME   UNREALIZED  INVESTMENT INVESTMENT   REALIZED        TOTAL      ASSET END OF    TOTAL
                OF PERIOD  (LOSS)(1) GAIN (LOSS) OPERATIONS   INCOME       GAINS     DISTRIBUTIONS  VALUE PERIOD  RETURN(2)
                ------------------------------------------------------------------------------------------------------------
CLASS A
4/1/10 to
   9/30/10(10)    $20.47     0.04       (0.60)     (0.56)     (0.13)           --         (0.13)   (0.69) $19.78  (2.72)%(7)
4/1/09 to
   3/31/10         12.44     0.12        8.04       8.16      (0.13)           --         (0.13)    8.03   20.47  66.04
4/1/08 to
   3/31/09         22.27     0.15       (9.39)     (9.24)     (0.06)        (0.53)        (0.59)   (9.83)  12.44 (42.59)
7/1/07 to
   3/31/08         27.40     0.05       (4.08)     (4.03)     (0.03)        (1.07)        (1.10)   (5.13)  22.27 (14.90)(7)
7/1/06 to
   6/30/07         21.72     0.18        5.66       5.84      (0.10)        (0.06)        (0.16)    5.68   27.40  26.91
7/1/05 to
   6/30/06         19.63     0.10        2.05       2.15      (0.05)        (0.01)        (0.06)    2.09   21.72  11.07
7/1/04 to
   6/30/05(4)      17.04     0.08        2.55       2.63      (0.04)           --         (0.04)    2.59   19.63  15.39
CLASS C
4/1/10 to
   9/30/10(10)    $19.93    (0.03)      (0.58)     (0.61)        --            --            --    (0.61) $19.32  (3.06)%(7)
4/1/09 to
   3/31/10         12.17    (0.01)       7.85       7.84      (0.08)           --         (0.08)    7.76   19.93  64.71
4/1/08 to
   3/31/09         21.87     0.01       (9.18)     (9.17)        --         (0.53)        (0.53)   (9.70)  12.17 (43.01)
7/1/07 to
   3/31/08         27.04    (0.09)      (4.01)     (4.10)        --         (1.07)        (1.07)   (5.17)  21.87 (15.36)(7)
7/1/06 to
   6/30/07         21.53    (0.03)       5.60       5.57         --         (0.06)        (0.06)    5.51   27.04  25.89
7/1/05 to
   6/30/06         19.54    (0.05)       2.05       2.00         --         (0.01)        (0.01)    1.99   21.53  10.26
10/22/04(8)
   to 6/30/05      17.77    (0.04)       1.84       1.80      (0.03)           --         (0.03)    1.77   19.54  10.13(7)
CLASS I
4/1/10 to
   9/30/10(10)    $20.49     0.07       (0.60)     (0.53)     (0.18)           --         (0.18)   (0.71) $19.78  (2.59)%(7)
4/1/09 to
   3/31/10         12.44     0.15        8.05       8.20      (0.15)           --         (0.15)    8.05   20.49  66.39
4/1/08 to
   3/31/09         22.27     0.20       (9.39)     (9.19)     (0.11)        (0.53)        (0.64)   (9.83)  12.44 (42.42)
3/10/08(8) to
   3/31/08         21.20       --(3)     1.07       1.07         --            --            --     1.07   22.27   5.05(7)


                                           RATIO
                                         OF GROSS
                                         EXPENSES       RATIO OF
                          RATIO OF      TO AVERAGE         NET
                  NET       NET             NET        INVESTMENT
                ASSETS,   EXPENSES        ASSETS        INCOME TO
                END OF   TO AVERAGE       (BEFORE        AVERAGE  PORTFOLIO
                 PERIOD     NET         WAIVERS AND        NET     TURNOVER
                (000'S)  ASSETS(9)  REIMBURSEMENTS)(9)   ASSETS     RATE
                -----------------------------------------------------------
CLASS A
4/1/10 to
   9/30/10(10)  $264,767 1.48%(6)          1.52%(6)     0.44%(6)     6%(7)
4/1/09 to
   3/31/10       309,899 1.47              1.47         0.71        15
4/1/08 to
   3/31/09       226,815 1.45              1.45         0.83        11
7/1/07 to
   3/31/08       521,552 1.35(5)(6)        1.42(6)      0.24(6)     14(7)
7/1/06 to
   6/30/07       842,524 1.27              1.31         0.68         7
7/1/05 to
   6/30/06       187,701 1.25              1.42         0.50        16
7/1/04 to
   6/30/05(4)     97,771 1.25              1.65         0.49         9
CLASS C
4/1/10 to
   9/30/10(10)  $ 55,982 2.23%(6)          2.27%(6)    (0.31)%(6)    6%(7)
4/1/09 to
   3/31/10        67,799 2.22              2.22        (0.03)       15
4/1/08 to
   3/31/09        57,366 2.19              2.19         0.08        11
7/1/07 to
   3/31/08       148,156 2.10(5)(6)        2.17(6)     (0.50)(6)    14(7)
7/1/06 to
   6/30/07       229,293 2.01              2.06        (0.11)        7
7/1/05 to
   6/30/06        99,987 2.00              2.17        (0.25)       16
10/22/04(8)
   to 6/30/05     37,934 2.00(6)           2.29(6)     (0.28)(6)     9(7)
CLASS I
4/1/10 to
   9/30/10(10)  $ 33,477 1.23%(6)          1.27%(6)     0.69%(6)     6%(7)
4/1/09 to
   3/31/10        36,070 1.23              1.23         0.87        15
4/1/08 to
   3/31/09        11,854 1.24              1.24         1.21        11
3/10/08(8) to
   3/31/08           105 1.54(6)           1.54(6)     (0.05)(6)    14(7)

(1) Computed using average shares outstanding.                     (5) Represents a blended net operating ratio.
(2) Sales charges, where applicable, are not reflected in the      (6) Annualized.
    total return calculation.                                      (7) Not annualized.
(3) Amount is less than $0.005.                                    (8) Inception date.
(4) Due to a reorganization on October 22, 2004, the Mid-Cap       (9) The Fund may invest in other funds and the annualized
    Value Fund is the successor of the FMI Sasco Contrarian            expense ratios do not reflect the fees and expenses
    Value Fund. The Mid-Cap Value Fund Class A treats the past         associated with the underlying funds.
    performance of the FMI Sasco Contrarian Value Fund as its      (10) Unaudited.
    own.

                       See Notes to Financial Statements

                            VIRTUS MID-CAP VALUE FUND
                          NOTES TO FINANCIAL STATEMENTS
                         SEPTEMBER 30, 2010 (UNAUDITED)


1.  ORGANIZATION
    Virtus Equity Trust (the "Trust") is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.

    As of the date of this report, 11 funds of the Trust are offered for sale, of which the Mid-Cap Value Fund (the "Fund") is reported in this semiannual report. The Fund is diversified and has an investment objective of long-term capital growth. THERE IS NO GUARANTEE THAT THE FUND WILL ACHIEVE ITS OBJECTIVE.

    The Fund offers Class A shares, Class C shares and Class I shares.

    Class A shares are sold with a front-end sales charge of up to 5.75% with some exceptions. Generally, Class A shares are not subject to any charges by the Fund when redeemed; however, a 1% contingent deferred sales charge ("CDSC") may be imposed on certain redemptions made within a certain period following purchases on which a finder's fee has been paid. The period for which such CDSC applies for the Fund is 18 months. The CDSC period begins on the last day of the month preceding the month in which the purchase was made.

    Class C shares are sold with a 1% CDSC, if applicable, if redeemed within one year of purchase. Class I shares are sold without a front-end sales charge or CDSC.

    Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution and/or service fees under a Board approved 12b-1 and shareholder service plan, and has exclusive voting rights with respect to this plan. Class I shares are not subject to a 12b-1 plan. Income and other expenses and realized and unrealized gains and losses of the Fund are borne pro rata by the holders of each class of shares.

2.  SIGNIFICANT ACCOUNTING POLICIES
    The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be significant.

    A.  SECURITY VALUATION:
        The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels.

        o   Level 1 - quoted prices in active markets for identical securities

        o   Level 2 - prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

        o   Level 3 - prices determined using significant unobservable inputs
                      (including the Fund's own assumptions in determining the fair value of investments)

                            VIRTUS MID-CAP VALUE FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                         SEPTEMBER 30, 2010 (UNAUDITED)


        A description of the valuation techniques applied to the Fund's major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

        Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are not widely traded, are illiquid or are internally fair valued by the advisor, are generally categorized as Level 3 in the hierarchy.

        Certain foreign securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (generally, the close of the New York Stock Exchange ("NYSE")) that may impact the value of securities traded in these foreign markets. In such cases the Fund fair values foreign securities using an independent pricing service which considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American depositary receipts, financial futures, exchange traded funds, and certain indexes as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.

        Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing which considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are not widely traded, are illiquid, or are internally fair valued by the advisor are generally categorized as Level 3 in the hierarchy.

        Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over the counter (OTC) derivative contracts, which include forward currency contracts and equity linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

        Investments in open-end mutual funds are valued at their closing net asset value determined as of the close of business of the NYSE (generally 4:00 p.m. Eastern time) each business day and are categorized as Level 1 in the hierarchy.

                            VIRTUS MID-CAP VALUE FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                         SEPTEMBER 30, 2010 (UNAUDITED)


        The Funds value their investments in the BlackRock Institutional Money Market Trust ("IMM Trust") at fair value, which is based upon the net asset value of the IMM Trust, calculated each day that the NYSE is open for business. Investments held by the IMM Trust are valued using amortized cost and the IMM Trust intends to comply with relevant maturity, portfolio quality and diversification requirements set forth in Rule 2a-7 ("2a-7"), as well as monitoring procedures called for by 2a-7. The IMM Trust is not registered under the 1940 Act, and is categorized as Level 2 in the hierarchy.

        Short-term Notes having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.

        A summary of the inputs used to value the Fund's net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

    B.  SECURITY TRANSACTIONS AND RELATED INCOME:
        Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

    C.  INCOME TAXES:
        The Fund is treated as a separate taxable entity. It is the policy of the Fund to comply with the requirements of Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.

        The Trust may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each fund of the Trust will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which they invest.

        The Fund has adopted the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Fund to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Fund has determined that there was no effect on the financial statements from the adoption of this authoritative guidance. The Fund does not expect that the total amount of unrecognized tax benefits will materially change over the next twelve months. The Fund files tax returns as prescribed by the tax laws of the jurisdictions in which it operates. In the normal course of business, the Fund is subject to examination by federal, state and local jurisdictions, where applicable. As of March 31, 2010, the tax years that remain subject to examination by the major tax jurisdictions under the statute of limitations is from the year 2007 forward (with limited exceptions).

    D.  DISTRIBUTIONS TO SHAREHOLDERS:
        Distributions are recorded by the Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of

                            VIRTUS MID-CAP VALUE FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                         SEPTEMBER 30, 2010 (UNAUDITED)


        America. These differences may include the treatment of non-taxable dividends, market premium and discount, non-deductible expenses, expiring capital loss carryovers, foreign currency gain or loss, gain or loss on futures contracts, partnerships, operating losses and losses deferred due to wash sales. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital paid in on shares of beneficial interest.

    E.  EXPENSES:
        Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund, except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately made.

    F.  FOREIGN CURRENCY TRANSLATION:
        Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and the date it is paid is treated as a gain or loss on foreign currency. The Trust does not isolate that portion of the results of operations arising from changes in exchange rates or from fluctuations which arise due to changes in the market prices of securities.

    G.  SECURITIES LENDING:
        The Fund may loan securities to qualified brokers through an agreement with PFPC Trust Co. ("PFPC"). Under the terms of the agreement, the Fund is required to maintain collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan. Collateral may consist of cash and securities issued by the U.S. Government. Cash collateral is invested in a short-term money market fund. Dividends earned on the collateral and premiums paid by the borrower are recorded as income by the Fund net of fees charged by PFPC for its services in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the foreclosure on collateral.

        At September 30, 2010, the Fund had securities on loan with a combined market value of $57,235, for which the Fund received cash collateral of $60,404.

3.  INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS
    ($ REPORTED IN THOUSANDS EXCEPT AS NOTED)

    A.  ADVISER:
        Virtus Investment Advisers, Inc. ("VIA"), an indirect, wholly-owned subsidiary of Virtus Investment Partners, Inc. ("Virtus"), is Adviser (the "Adviser") to the Fund.

        For managing or directing the management of the investments of the Fund, the Adviser is entitled to a fee based upon the annual rate of 0.75% of the Fund's first $1 billion of average daily net assets and 0.70% of the Fund's average daily net assets in excess of $1 billion.

                            VIRTUS MID-CAP VALUE FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                         SEPTEMBER 30, 2010 (UNAUDITED)


        The Adviser manages the Fund's investment program and general operations of the Fund, including oversight of the Fund's subadviser.

    B.  SUBADVISER:
        The subadviser manages the investments of the Fund, for which it is paid a fee by the Adviser. Sasco Capital, Inc. ("Sasco") serves as the Fund's subadviser.

    C.  EXPENSE RECAPTURE:
        Effective April 14, 2010, the Adviser will voluntarily limit the Fund's total operating expenses (excluding interest, taxes and extraordinary expenses) to 1.48% for Class A shares, 2.23% for Class C shares and 1.23% for Class I shares. This voluntary expense limitation may be modified or discontinued at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under this arrangement for a period of three years following the end of the fiscal year in which such reimbursements are made.

        Effective August 23, 2007, the Adviser may recapture expenses waived or reimbursed under arrangements previously in effect within three years following the end of the fiscal year in which such waiver or reimbursement occurred. The Fund must pay its ordinary operating expenses before the Adviser is entitled to any reimbursement and must remain in compliance with any applicable expense limitations. All or a portion of the following Adviser reimbursed expenses may be recaptured by the end of the fiscal year ended as follows:

                                2011          TOTAL
                               ------        -------
                                $385          $385

        During the current fiscal year, the expense ratio has not fallen below the rate required for recapture.

    D.  DISTRIBUTOR:
        As the distributor of the Fund's shares, VP Distributors, Inc. ("VP Distributors"), an indirect wholly-owned subsidiary of Virtus, has advised the Fund that for the period ended September 30, 2010, it retained Class A net commissions of $5 and Class C deferred sales charges of $1.

        In addition, the Fund pays VP Distributors distribution and/or service fees under a Board approved 12b-1 and shareholder service plan, at the annual rate of 0.25% for Class A shares and 1.00% for Class C shares applied to the average daily net assets of each respective Class. Class I shares are not subject to a 12b-1 plan.

        Under certain circumstances, shares of certain Virtus Mutual Funds may be exchanged for shares of the same class of certain other Virtus Mutual Funds on the basis of the relative net asset values per share at the time of the exchange. On exchanges with share classes that carry a contingent deferred sales charge, the CDSC schedule of the original shares purchased continues to apply.

    E.  ADMINISTRATION AND TRANSFER AGENT SERVICES:
        VP Distributors serves as the Administrator to the Trust. For the period ended September 30, 2010, VP Distributors received administration fees totaling $178 which are included in the Statement of Operations.

                            VIRTUS MID-CAP VALUE FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                         SEPTEMBER 30, 2010 (UNAUDITED)


        VP Distributors also serves as the Trust's transfer agent. For the period ended September 30, 2010, VP Distributors received transfer agent fees totaling $453 which are included in the Statement of Operations. A portion of these fees is paid to outside entities that also provide services to the Fund.

        On April 14, 2010, the Board of Trustees approved an increase in the rate of fees payable to VP Distributors in its role as Administrator and Transfer Agent to the Trust with immediate effect.

4.  PURCHASES AND SALES OF SECURITIES
    ($ REPORTED IN THOUSANDS)
    Purchases and sales of investment securities (excluding U.S. Government and agency securities and short-term securities) during the period ended September 30, 2010, were as follows:

                          PURCHASES            SALES
                         -----------          --------
                           $23,895            $65,110

    There were no purchases or sales of long-term U.S. Government and agency securities during the period ended September 30, 2010.

5.  10% SHAREHOLDERS
    As of September 30, 2010, the Fund had individual shareholder accounts and/or omnibus shareholder accounts (comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding of the Fund as detailed below. The shareholders are not affiliated with Virtus.

                          % OF               NUMBER
                         SHARES                OF
                      OUTSTANDING           ACCOUNTS
                    --------------        -----------
                          11%                   1

6.  INDEMNIFICATIONS
    Under the Fund's organizational documents, its Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, the Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these arrangements.

7.  FEDERAL INCOME TAX INFORMATION
    ($ REPORTED IN THOUSANDS)
    At September 30, 2010, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by the Fund were as follows:

                                                                NET UNREALIZED
      FEDERAL          UNREALIZED            UNREALIZED          APPRECIATION
     TAX COST         APPRECIATION         (DEPRECIATION)       (DEPRECIATION)
    ----------       --------------       ---------------      ----------------
     $401,124           $67,575              $(52,410)              $15,165

                            VIRTUS MID-CAP VALUE FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                         SEPTEMBER 30, 2010 (UNAUDITED)


    The Fund has capital loss carryovers which may be used to offset future capital gains as follows:

                               EXPIRATION YEAR
                       -------------------------------
                         2017       2018        TOTAL
                        ------     ------     --------
                        $4,364    $129,264    $133,628

    The Fund may not realize the benefit of these losses to the extent the Fund does not realize gains on investments prior to the expiration of these capital loss carryovers.

8.  RECENT ACCOUNTING PRONOUNCEMENT
    In January 2010, the Financial Accounting Standards Board issued Accounting Standards Update ("ASU") No. 2010-06 "Improving Disclosures about Fair Value Measurements". ASU 2010-06 will require reporting entities to make new disclosures about purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2010. At this time, management is evaluating the implications of ASU No. 2010-06 and its impact on the financial statements has not been determined.

9.  SUBSEQUENT EVENT EVALUATIONS
    Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available for issuance, and has determined that there are no subsequent events that require recognition or disclosure in the financial statements.


VIRTUS EQUITY TRUST
101 Munson Street
Greenfield, MA 01301-9668



TRUSTEES                                      INVESTMENT ADVISER
George R. Aylward                             Virtus Investment Advisers, Inc.
Leroy Keith, Jr.                              100 Pearl Street
Philip R. McLoughlin, Chairman                Hartford, CT 06103-4506
Geraldine M. McNamara
James M. Oates                                PRINCIPAL UNDERWRITER
Richard E. Segerson                           VP Distributors, Inc.
Ferdinand L.J. Verdonck                       100 Pearl Street
                                              Hartford, CT 06103-4506
OFFICERS
George R. Aylward, President                  TRANSFER AGENT
Francis G. Waltman, Senior Vice President     VP Distributors, Inc.
Marc Baltuch, Vice President and              100 Pearl Street
   Chief Compliance Officer                   Hartford, CT 06103-4506
W. Patrick Bradley, Chief Financial Officer
   and Treasurer                              CUSTODIAN
Kevin J. Carr, Vice President, Chief Legal    PFPC Trust Company
   Officer, Counsel and Secretary             8800 Tinicum Boulevard
                                              Philadelphia, PA 19153-3111

                                              HOW TO CONTACT US
                                              Mutual Fund Services      1-800-243-1574
                                              Adviser Consulting Group  1-800-243-4361
                                              Telephone Orders          1-800-367-5877
                                              Text Telephone            1-800-243-1926
                                              Web site                      VIRTUS.COM
















--------------------------------------------------------------------------------

IMPORTANT NOTICE TO SHAREHOLDERS
The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.

--------------------------------------------------------------------------------

                               VIRTUS EQUITY TRUST

          Supplement dated November 29, 2010 to the Prospectuses dated
                         July 31, 2010, as supplemented


IMPORTANT NOTICE TO INVESTORS
Effective January 1, 2011, Virtus Mutual Funds will make changes to the minimum purchase requirements for all funds. Additionally, beginning in 2011, Virtus Mutual Funds will impose an annual fee on accounts having balances of less than $2,500.

MINIMUM PURCHASE REQUIREMENTS
-----------------------------
Effective January 1, 2011, Virtus Mutual Funds will implement revised purchase minimums. Accordingly, effective January 1, 2011, the table entitled "Purchase Minimums" under the heading "Purchase and Sale of Fund Shares" in each fund's prospectus is replaced with the following:

   ----------------------------------------------------------------------------------
   PURCHASE MINIMUMS (EXCEPT CLASS I SHARES)
   ----------------------------------------------------------------------------------
   Minimum Initial Purchase                                              $2,500
   ----------------------------------------------------------------------------------
      Individual Retirement Accounts (IRAs), systematic purchase,        $100
      or systematic exchange accounts
   ----------------------------------------------------------------------------------
      Defined contribution plans, asset-based fee programs,              No minimum
      profit-sharing plans, or employee benefit plans
   ----------------------------------------------------------------------------------
   Minimum Additional Purchase                                           $100
   ----------------------------------------------------------------------------------
      Defined contribution plans, asset-based fee programs,              No minimum
      profit-sharing plans, or employee benefit plans
   ----------------------------------------------------------------------------------

Also, the description of minimum initial and subsequent investment amounts appearing in the section "Step 1" under the heading "Your Account" is amended to reflect the information shown in the above table.

ANNUAL FEE ASSESSMENT FOR CERTAIN ACCOUNTS
------------------------------------------
Due to the high cost of maintaining small accounts, effective January 1, 2011, Virtus Mutual Funds will begin assessing an annual fee of $25 per direct account for account balances under $2,500. Accordingly, effective January 1, 2011, the following disclosure is added under the heading "Account Policies" in each fund's prospectus:

    ANNUAL FEE ON SMALL ACCOUNTS
    To help offset the costs associated with maintaining small accounts, Virtus Mutual Funds reserves the right to assess an annual $25 small account fee on fund accounts with a balance below $2,500. The small account fee may be waived in certain circumstances, such as for accounts that have elected electronic delivery of statements/regulatory documents and accounts owned by shareholders having multiple accounts with a combined value of over $25,000. The small account fee does not apply to accounts held through a financial intermediary.

    The small account fee will be collected through the automatic sale of shares in your account. We will send you written notice before we charge the $25 fee so that you may increase your account balance above the minimum, sign up for electronic delivery, consolidate your accounts or liquidate your account. You may take these actions at any time by contacting your investment professional or the Transfer Agent.

    INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUSES FOR FUTURE REFERENCE.


VET 8019/Minimums (11/10)

                         THIS PAGE INTENTIONALLY BLANK.

                         THIS PAGE INTENTIONALLY BLANK.

                                                    (VIRTUS MUTUAL FUNDS LOGO)             -------------
                                                                                             PRSRT STD
                                                                                           U.S. POSTAGE
                                             c/o State Street Bank and Trust Company           PAID
                                                          P.O. Box 8301                     LANCASTER,
                                                      Boston, MA 02266-8301                     PA
                                                                                            PERMIT 1793
                                                                                           -------------








For more information about
Virtus mutual funds, please call
your financial representative,
contact us at 1-800-243-1574
or VIRTUS.COM




8028                                10-10

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)  Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

     (a)(1) Not applicable.

     (a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and
            Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3) Not applicable.

     (b)    Certifications pursuant to Rule 30a-2(b) under the 1940 Act and
            Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) Virtus Equity Trust


By (Signature and Title)* /s/ George R. Aylward
                          ------------------------------------------------------
                          George R. Aylward, President
                          (principal executive officer)

Date December 3, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ George R. Aylward
                          ------------------------------------------------------
                          George R. Aylward, President
                          (principal executive officer)

Date December 3, 2010


By (Signature and Title)* /s/ W. Patrick Bradley
                          ------------------------------------------------------
                          W. Patrick Bradley, Chief Financial Officer and Treasurer
                          (principal financial officer)

Date December 3, 2010

* Print the name and title of each signing officer under his or her signature.